                                                                     [VERSION B]

                                                          PHOENIX CORPORATE EDGE
                                                         VARIABLE UNIVERSAL LIFE
                                                                INSURANCE POLICY

                                                                       Issued by

                                                                PHOENIX LIFE AND
                                                                 ANNUITY COMPANY



FOR POLICYHOLDER SERVICE, PLEASE CONTACT US AT:

[envelope]  ANDESA TPA, INC.
            1605 N CEDAR CREST BLVD, SUITE 502
            ALLENTOWN, PA 18104
[telephone] 610/439-5256





PROSPECTUS                                                           MAY 1, 2000



    This prospectus describes an individual flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force.

    You may allocate net premiums and cash value to one or more of the Subaccounts of the VUL Account and the Guaranteed Interest Account. The assets of each Subaccount will be used to purchase, at net asset value, shares of a series in the following designated underlying Funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
[diamond] Phoenix-Aberdeen New Asia Series

MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
[diamond] Phoenix-Bankers Trust Dow 30 Series
[diamond] Phoenix-Federated U.S. Government Bond Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series
[diamond] Phoenix-Janus Equity Income Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series
[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Schafer Mid-Cap Value Series

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

MANAGED BY BANKERS TRUST COMPANY
[diamond] EAFE(R) Equity Index FunD

FEDERATED INSURANCE SERIES
--------------------------
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
    MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.

[diamond] Technology Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED
[diamond] Templeton Growth Securities Fund-- Class 2

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
[diamond] Templeton Asset Strategy Fund-- Class 2
[diamond] Templeton International Securities Fund-- Class 2

MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
[diamond] Templeton Developing Markets Securities Fund-- Class 2

MANAGED BY FRANKLIN MUTUAL ADVISERS,  LLC
[diamond] Mutual Shares Securities Fund-- Class 2

WANGER ADVISORS TRUST
---------------------
MANAGED BY WANGER ASSET MANAGEMENT, L.P.
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap

    It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

    The policy is not a deposit or obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

    The Securities and Exchange Commission has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    This prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

                                TABLE OF CONTENTS

Heading                                                    Page


PART I--GENERAL POLICY PROVISIONS......................... 5
    SUMMARY .............................................  5
        Availability.....................................  5
        Underwriting.....................................  5
        Charges under the Policy.........................  5
        Deductions from Premiums.........................  7
            Sales Charge.................................  7
            State Premium Tax Charge.....................  7
            Deferred Acquisition Cost ("DAC") Tax
             Charge......................................  7
        Policy Value Charges.............................  7
            Administrative Charge........................  7
            Cost of Insurance............................  7
            Mortality and Expense Risk Charge............  7
            Rider Charge.................................  7
            Charges for Federal Income Taxes.............  7
            Fund Charges.................................  7
        Other Charges....................................  9
            Partial Surrender Fee........................  9
            Loan Interest Rate Expense Charge............  9
        Reduction in Charges.............................  9
    PHOENIX LIFE AND ANNUITY COMPANY AND THE
     VUL ACCOUNT......................................... 10
        PLAC............................................. 10
        The VUL Account.................................. 10
    PERFORMANCE HISTORY.................................. 10
    INVESTMENTS OF THE VUL ACCOUNT....................... 10
        Participating Investment Funds................... 10
        Investment Advisors.............................. 13
        Services of the Advisors......................... 13
        Reinvestment and Redemption...................... 14
        Substitution of Investments...................... 14
        The Guaranteed Interest Account.................. 14
    PREMIUMS............................................. 14
        Minimum Premiums................................. 14
        Allocation of Issue Premium...................... 15
        Free Look Period................................. 15
        Account Value.................................... 15
            Transfer of Policy Value..................... 15
            Systematic Transfers for Dollar Cost
             Averaging................................... 15
        Automatic Asset Rebalancing...................... 16
        Determination of Subaccount Values............... 16
        Death Benefit Under the Policy................... 16
            Minimum Face Amount.......................... 17
            Death Benefit Options........................ 17
        Changes in Face Amount of Insurance.............. 17
            Requests for Increase in Face Amount......... 17
        Decreases in Face Amount and Partial
         Surrender: Effect on Death Benefit.............. 17
            Requests for Decrease in Face Amount......... 17
        Surrenders....................................... 17
            General...................................... 17
            Full Surrenders.............................. 18
            Partial Surrenders........................... 18
        Policy Loans..................................... 18
            Source of Loan............................... 18
            Interest..................................... 18
            Interest Credited on Loaned Value............ 19
            Repayment.................................... 19
            Effect of Loan............................... 19
        Lapse............................................ 19
        Additional Insurance Option...................... 19
        Additional Rider Benefits........................ 19
PART II--ADDITIONAL POLICY PROVISIONS.................... 20
        Postponement of Payments......................... 20
        Payment by Check................................. 20
        The Contract..................................... 20
        Suicide.......................................... 20
        Incontestability................................. 20
        Change of Owner or Beneficiary................... 20
        Assignment....................................... 20
        Misstatement of Age or Sex....................... 20
        Surplus.......................................... 20
    PAYMENT OF PROCEEDS.................................. 20
        Surrender and Death Benefit Proceeds............. 20
        Payment Options.................................. 21
            Option 1--Lump Sum........................... 21
            Option 2--Left to Earn Interest.............. 21
            Option 3--Payment for a Specific Period...... 21
            Option 4--Life Annuity with Specified
             Period Certain.............................. 21
            Option 5--Life Annuity....................... 21
            Option 6--Payments of a Specified
             Amount...................................... 21
            Option 7--Joint Survivorship Annuity with
             10-Year Period Certain...................... 21
PART III--OTHER IMPORTANT INFORMATION.................... 22
    FEDERAL INCOME TAX CONSIDERATIONS.................... 22
        Introduction..................................... 22
        PLAC's Income Tax Status......................... 22
        Policy Benefits.................................. 22
            Death Benefit Proceeds....................... 22
            Full Surrender............................... 22
            Partial Surrender............................ 22
            Loans........................................ 22
        Business-Owned Policies.......................... 23
        Modified Endowment Contracts..................... 23
            Reduction in Benefits During the First 7
             Years....................................... 23
            Distributions Affected....................... 23
            Penalty Tax.................................. 23
            Material Change Rules........................ 23
            Serial Purchase of Modified Endowment
             Contracts................................... 24
        Limitations on Unreasonable Mortality and
         Expense Charges................................. 24
        Diversification Standards........................ 24

        Change of Ownership or Insured or
         Assignment...................................... 24
        Other Taxes...................................... 24
    VOTING RIGHTS ....................................... 24
    THE DIRECTORS AND EXECUTIVE OFFICERS OF PLAC......... 25
    SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS ............. 25
    SALES OF POLICIES ................................... 25
    STATE REGULATION .................................... 26
    REPORTS ............................................. 26
    LEGAL PROCEEDINGS ................................... 26
    LEGAL MATTERS ....................................... 26
    REGISTRATION STATEMENT .............................. 26
    FINANCIAL STATEMENTS ................................ 26
    APPENDIX A GLOSSARY OF SPECIAL TERMS................. 43
    APPENDIX B PERFORMANCE HISTORY....................... 44
    APPENDIX C ILLUSTRATIONS............................. 48


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO BROKER-DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                        PART I--GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
    This is a summary that describes the general provisions of the policy.

    Certain provisions of the policy described in this prospectus may differ in a particular state because of specific state requirements.

    Throughout the prospectus, Phoenix Life and Annuity Company is referred to as PLAC, we, us or our and the policyholder is referred to as you or your.

    We define the following terms in the Glossary of Appendix A:

    ATTAINED AGE                    POLICY ANNIVERSARY
    BENEFICIARY                     POLICY DATE
    DEBT                            POLICY VALUE
    FUNDS                           POLICY YEAR
    GENERAL ACCOUNT                 SERIES
    ISSUE PREMIUM                   SUBACCOUNTS
    MONTHLY CALCULATION DAY         TARGET PREMIUM
    NET ASSET VALUE                 VALUATION DATE
    PAYMENT DATE                    VALUATION PERIOD
    PLANNED ANNUAL PREMIUM          VUL ACCOUNT (ACCOUNT)

    If there is ever a difference between the provisions within this prospectus and the provisions of the policy, the policy provisions will control.

AVAILABILITY

    The policy is available on a "case" basis. We may consider one person as a case. Policies within a case are aggregated for purposes of determining policy dates, loan rates and underwriting requirements. If an individual owns the policy as part of a case, he or she may exercise all rights under the policy through his or her employer or sponsoring organization. After termination of employment or other such relationship, the individual may exercise such rights directly with us.

    For fully underwritten policies, the age of the insured at the time of issue generally must be between ages 18 through 85 as of his or her birthday nearest the policy anniversary.

    For policies that are underwritten using simplified or guaranteed issue programs, generally the maximum age of the insured at the time of issue is age 70 for simplified and 64 for guaranteed issue.

    The minimum face amount of insurance per policy issued is $50,000.

    You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective Insured consents.

UNDERWRITING
    Currently, we offer 3 types of underwriting:

[diamond] fully underwritten;

[diamond] simplified issue underwriting; and

[diamond] guaranteed issue underwriting.

    Your cost of insurance charges will vary based on the type of underwriting we use.

CHARGES UNDER THE POLICY
    We deduct certain charges from your policy to compensate us for:

    1.  our expenses in selling the policy;

    2.  underwriting and issuing the policy;

    3.  premium and federal taxes incurred on premiums received;

    4.  providing insurance benefits under your policy; and

    5.  assuming certain risks in connection with the policy.

    These charges are summarized in the following chart.

                            CHARGES UNDER THE POLICY

----------------------- ------------------------- --------------------------------------- ---------------------------------------
                        CHARGES                                CURRENT RATE                          GUARANTEED RATE
----------------------- ------------------------- --------------------------------------- ---------------------------------------
DEDUCTIONS FROM         SALES CHARGE              Policy years 1 - 7: 7.0% of premiums    Policy years 1 - 7: 9.0% of premiums.
PREMIUMS                                          up to the target premium and 0% on      Policy year 8+: 3.0% of all premiums.
                                                  amounts in excess of the  target
                                                  premium.
                                                  Policy year 8+: 0% of all premiums.
                        ------------------------- --------------------------------------- ---------------------------------------
                        STATE PREMIUM             0.75% to 4.0% of each premium           This charge will always equal the
                        TAX                       depending on your state's applicable    applicable state rate.
                                                  rate.
                        ------------------------- --------------------------------------- ---------------------------------------
                        DEFERRED ACQUISITION      1.5% of each premium.                   This charge will always equal the
                        COST TAX CHARGE                                                   actual cost to us for the DAC tax.
                        (DAC TAX)
----------------------- ------------------------- --------------------------------------- ---------------------------------------
POLICY VALUE CHARGES    ADMINISTRATIVE CHARGE     $5 per month ($60 annually)             $10 per month ($120 annually) except
                                                                                          New  York, $7.50 per month ($90
                                                                                          annually)
                        ------------------------- --------------------------------------- ---------------------------------------
                        COST OF INSURANCE CHARGE  A per thousand rate multiplied by the   The maximum monthly cost of insurance
                                                  amount at risk each month. This         charge for each $1,000 of insurance
                                                  charge varies by the Insured's issue    is shown on your policy's schedule
                                                  age, policy duration, gender and        pages.
                                                  underwriting class.
                        ------------------------- --------------------------------------- ---------------------------------------
                        MORTALITY AND EXPENSE     0.50% annually in policy years 1-10     0.90% annually in all policy years
                        RISK CHARGE               0.25% annually in policy years 11+
                        ------------------------- --------------------------------------- ---------------------------------------
                        FUND CHARGES              SEE FUND CHARGE TABLE                   SEE FUND CHARGE TABLE
----------------------- ------------------------- --------------------------------------- ---------------------------------------
OTHER CHARGES           PARTIAL SURRENDER FEE     None                                    2.0% of the amount withdrawn, but not
                                                                                          greater than $25.
                        ------------------------- --------------------------------------- ---------------------------------------
                        TRANSFERS BETWEEN         None                                    $10 per transfer after the first 2
                        SUBACCOUNTS                                                       transfers in any given policy  year,
                                                                                          (after 12 transfers in New York).
                        ------------------------- --------------------------------------- ---------------------------------------
                        LOAN INTEREST RATE        The rates in effect before the 16th     The guaranteed rates before the
                        CHARGED                   policy year and before the Insured      Insured reaches 65 for all states are:
                                                  reaches  age 65 in all  states  except       Policy year 1 - 10:      4.75%
                                                  New York and New Jersey are:                 Policy year 11 - 15:     4.50%
                                                      Policy year 1 - 10:      2.75%           Policy year 16+:         4.25%
                                                      Policy year 11 - 15:     2.50%
                                                      Policy year 16+: 2.25%
                                                  The rates in effect before the
                                                  16th policy year and before
                                                  the Insured reaches age 65 in
                                                  New York and New Jersey are:
                                                      Policy year 1 - 10:      4.75%
                                                      Policy year 11 - 15:     4.50%
                                                      Policy year 16+:         4.25%
----------------------- ------------------------- --------------------------------------- ---------------------------------------

DEDUCTIONS FROM PREMIUMS
    Before we allocate your premium to the Subaccounts or the Guaranteed Interest Account, we deduct a sales charge, a state premium tax and a federal tax to cover the estimated cost to us for deferred acquisition costs.

SALES CHARGE
    We deduct a sales charge from your premium for the costs we incur in the sales and distribution of the policies.

STATE PREMIUM TAX CHARGE
    States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes assessed against us by the state.

    We may increase or decrease this charge if there is a change in the tax or change of residence.

DEFERRED ACQUISITION COST ("DAC") TAX CHARGE

    This tax is associated with our federal income tax liability under Internal Revenue Code Section 848.

POLICY VALUE CHARGES
    On each monthly calculation day, we deduct the following charges from your policy value:

    1.  administrative charge

    2.  cost of insurance charge

    3.  mortality and expense risk fee

    4.  a charge for the cost of riders if applicable

    The amount deducted is allocated among the Subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you. You initially select this schedule in your application.

1.  ADMINISTRATIVE CHARGE
    We assess a monthly charge for the expenses we incur in administering the policy. This charge reimburses us for the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

2.  COST OF INSURANCE
    We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. This charge is based on:

[diamond] Insured's gender;

[diamond] Insured's age at issue;

[diamond] policy year in which we make the deduction;

[diamond] Insured's tobacco use classification;

[diamond] rating class of the policy; and

[diamond] underwriting classification of the case.

    To determine the monthly cost of insurance, we multiply the appropriate cost of insurance rate by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time.

3.  MORTALITY AND EXPENSE RISK CHARGE
    We charge the Subaccounts for the mortality and expense risks we assume. This charge is deducted from the value of each Subaccount's assets attributable to the policies.

    The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

    The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated.

    If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

4.  RIDER CHARGE
    We will deduct any applicable monthly rider charges for the additional benefit provided to you by the rider.

CHARGES FOR FEDERAL INCOME TAXES
    We currently do not charge the VUL Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the VUL Account.

FUND CHARGES
    Please refer to the following chart for a listing of fund charges.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    OTHER EXPENSES  TOTAL EXPENSES  TOTAL EXPENSES
                         SERIES                            MANAGEMENT   RULE 12B-1      BEFORE          BEFORE           AFTER
                                                              FEES         FEES    REIMBURSEMENT(1) REIMBURSEMENT   REIMBURSEMENT(2)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                 .75%         N/A           .26%           1.01%            1.01%
Phoenix-Aberdeen New Asia                                     1.00%         N/A          1.39%           2.39%            1.25%
Phoenix-Bankers Trust Dow 30                                   .35%         N/A          1.40%(4)        1.75%(4)        .50%
Phoenix-Duff & Phelps Real Estate Securities                   .75%         N/A           .56%           1.31%            1.00%
Phoenix-Engemann Capital Growth                                .62%         N/A           .06%            .68%             .68%
Phoenix-Engemann Nifty Fifty                                   .90%         N/A           .53%           1.43%            1.05%
Phoenix-Federated U.S. Government Bond                         .60%         N/A          1.70%(4)        2.30%(4)          .75%
Phoenix-Goodwin Money Market                                   .40%         N/A           .17%            .57%             .55%
Phoenix-Goodwin Multi-Sector Fixed Income                      .50%         N/A           .21%            .71%             .65%
Phoenix-Hollister Value Equity                                 .70%         N/A          1.33%           2.03%             .85%
Phoenix-J.P. Morgan Research Enhanced Index                    .45%         N/A           .30%            .75%             .55%
Phoenix-Janus Equity Income                                    .85%         N/A          1.40%(4)        2.25%(4)         1.00%
Phoenix-Janus Flexible Income                                  .80%         N/A          1.65%(4)        2.45%(4)          .95%
Phoenix-Janus Growth                                           .85%         N/A          1.05%(4)        1.90%(4)         1.00%
Phoenix-Morgan Stanley Focus Equity                            .85%         N/A          1.30%(4)        2.15%(4)         1.00%
Phoenix-Oakhurst Balanced                                      .54%         N/A           .16%            .70%             .70%
Phoenix-Oakhurst Growth and Income                             .70%         N/A           .31%           1.01%             .85%
Phoenix-Oakhurst Strategic Allocation                          .58%         N/A           .12%            .70%             .70%
Phoenix-Schafer Mid-Cap Value                                 1.05%         N/A          1.53%           2.58%            1.20%
Phoenix-Seneca Mid-Cap Growth                                  .80%         N/A          1.24%           2.04%            1.05%
Phoenix-Seneca Strategic Theme                                 .75%         N/A           .22%            .97%             .97%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund                                        .45%         N/A           .69%           1.15%             .65%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II               .60%         N/A           .24%            .84%             .84%
Federated High Income Bond Fund II                             .60%         N/A           .19%            .79%             .79%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           .80%         N/A          1.85%(4)         2.65%(4)         1.15%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2(6)                         .60%        .25%(3)        .19%           1.04%            1.04%
Templeton Asset Strategy Fund--Class 2(5,6)                       .60%        .25%(3)        .18%           1.03%            1.03%
Templeton Developing Markets Securities Fund--Class 2(5,6)       1.25%        .25%(3)        .31%           1.81%            1.81%
Templeton Growth Securities Fund--Class 2(6)                      .83%        .25%(3)        .05%           1.13%            1.13%
Templeton International Securities Fund--Class 2(5,6)             .69%        .25%(3)        .19%           1.13%            1.13%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                          1.00%         N/A          2.45%           3.45%            1.45%
Wanger International Small Cap                                1.25%         N/A           .24%           1.49%            1.49%
Wanger Twenty                                                  .95%         N/A          1.17%           2.12%            1.35%
Wanger U.S. Small Cap                                          .95%         N/A           .07%           1.02%            1.02%
------------------------------------------------------------------------------------------------------------------------------------

1 Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
2 Reflects the effect of any management fee waivers and reimbursement of expenses.
3 The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
4 These figures are estimates; these series have been available for less than six months as of the date of this prospectus.
5 On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00.
6 The table shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:

--------------------------------------------------- ------------------- ---------------- ---------------- --------------------------
  ESTIMATED ANNUAL EXPENSES FROM  5/1/00             MANAGEMENT FEES    RULE 12B-1 FEES  OTHER EXPENSES    TOTAL OPERATING EXPENSES
--------------------------------------------------- ------------------- ---------------- ---------------- --------------------------
  Mutual Shares Securities Fund - Class 2                    .60%              .25%             .19%                  1.04%
  Templeton Asset Strategy Fund - Class 2                    .60%              .25%             .14%                   .99%
  Templeton  Developing  Markets Securities Fund - Class 2  1.25%              .25%             .29%                  1.79%
  Templeton Growth Securities Fund - Class 2                 .80%              .25%             .05%                  1.10%
  Templeton International  Securities Fund - Class 2         .65%              .25%             .20%                  1.10%
--------------------------------------------------- ------------------- ---------------- ---------------- --------------------------

OTHER CHARGES

PARTIAL SURRENDER FEE
    We reserve the right to deduct a charge from each withdrawal.

LOAN INTEREST RATE EXPENSE CHARGE
    We deduct a charge from the loan interest rate. This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year.

REDUCTION IN CHARGES
    The policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including our employees and their family members) and for special exchange programs that we may make available, we reserve the right to reduce or eliminate the sales load, mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] the total premium expected to be paid,

[diamond] the total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased,

and other circumstances which in our opinion are rationally related to the expected reduction in expenses. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.

PHOENIX LIFE AND ANNUITY COMPANY AND
THE VUL ACCOUNT
--------------------------------------------------------------------------------
PLAC

    We are a wholly owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix"). Our executive office is located at One American Row, Hartford, Connecticut 06102-5056, and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. We are a Connecticut stock company, formed to write life insurance and annuity contracts. Formerly, PLAC was Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomiciled to Connecticut in April, 1997.

THE VUL ACCOUNT
    The VUL Account is a separate account of PLAC, established on July 1, 1996 and governed under the laws of Connecticut. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the VUL Account or PLAC by the SEC.

    The VUL Account is divided into Subaccounts, each of which is available for allocation of policy value. Each Subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional Subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the VUL Account--Participating Investment Funds."

    PLAC does not guarantee the investment performance of the VUL Account or any of its Subaccounts. Contributions to the overall policy value allocated to the VUL Account depend on the chosen Fund's investment performance. Thus, you bear the full investment risk for all monies invested in the VUL Account.

    The VUL Account is part of the general business of PLAC, but the gains or losses of the VUL Account belong solely to the VUL Account. The gains or losses of any other business we may conduct do not affect the VUL Account. Under Connecticut law, the assets of the VUL Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, obligations arising under the policy are general corporate obligations of PLAC.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the VUL Account Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See "Appendix B" for more information.

INVESTMENTS OF THE VUL ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts invest in corresponding series of The Phoenix Edge Series Fund. The following series are currently available:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is a high total return consistent with reasonable risk. The Phoenix-Aberdeen International Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the series is long-term capital appreciation. The Phoenix-Aberdeen New Asia Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial AverageSM (the "DJIASM") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is capital appreciation and income with approximately equal emphasis. Under normal circumstances, the Phoenix-Duff & Phelps Real Estate Securities Series invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Capital Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is long-term capital appreciation. The Phoenix-Engemann Nifty Fifty Series invests in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the series' assets are invested in common stocks of high quality growth companies. The remaining portion is invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES:
The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the series is long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is high total return. The Phoenix-J.P. Morgan Research Enhanced Index Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. It invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Oakhurst Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Oakhurst Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the series is long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series invests in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Seneca Mid-Cap Growth Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Seneca Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    A certain Subaccount invests in a corresponding series of the Deutsche Asset Management VIT Funds. The following series is currently available:

    EAFE(R) EQUITY INDEX FUND: The series seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major stock market performance of companies in Europe, Australia and the Far East. The series invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    Certain Subaccounts invest in corresponding series of the Federated Insurance Series. The following series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the series is current income. The Federated Fund for U.S. Government Securities II invests primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the series is high current income. The Federated High Income Bond Fund II invests primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

THE UNIVERSAL  INSTITUTIONAL  FUNDS, INC.
     A certain subaccount invests in a corresponding series of The Universal Institutional Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Certain Subaccounts invest in Class 2 shares of a corresponding fund of the Franklin Templeton Variable Insurance Products Trust. The following funds are currently available:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation, and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

WANGER ADVISORS TRUST
    Certain Subaccounts invest in corresponding series of the Wanger Advisors Trust. The following series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the series is long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security. There can be no assurance that any series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of all of the funds may be sold to other separate accounts of Phoenix or its affiliates. Shares of certain funds may also be sold to the separate accounts of other insurance companies.

    It is possible that in the future there may be no advantage for variable life insurance separate accounts and variable annuity separate accounts to invest in the funds simultaneously. Although neither PLAC nor the funds' trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contractowners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contractowners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from:

[diamond] changes in state insurance laws;

[diamond] changes in federal income tax laws;

[diamond] changes in the investment management of any portfolio of the fund(s);
          or

[diamond] differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contractowners.

    We will remedy such material conflicts at our expense including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:
    o Phoenix-Goodwin Money Market Series
    o Phoenix-Goodwin Multi-Sector Fixed Income Series
    o Phoenix-Hollister Value Equity Series
    o Phoenix-Oakhurst Balanced Series
    o Phoenix-Oakhurst Growth and Income Series
    o Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond] Phoenix-Aberdeen International Advisors, LLC ("PAIA")
          o Phoenix-Aberdeen International Series

[diamond] Roger Engemann & Associates, Inc. ("Engemann")
          o Phoenix-Engemann Capital Growth Series
          o Phoenix-Engemann Nifty Fifty Series

[diamond] Seneca Capital Management, LLC  ("Seneca")
          o Phoenix-Seneca Mid-Cap Growth Series
          o Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for the series listed:

[diamond] Bankers Trust Company
          o Phoenix-Bankers Trust Dow 30 Series

[diamond] Federated Investment Management Company
          o Phoenix-Federated U.S. Government Bond Series


[diamond] J.P. Morgan Investment Management, Inc.
          o   Phoenix-J.P. Morgan Research Enhanced Index  Series

[diamond] Janus Capital Corporation
          o Phoenix-Janus Equity Income Series
          o Phoenix-Janus Flexible Income Series
          o Phoenix-Janus Growth Series

[diamond] Morgan Stanley Asset Management Inc.
          o Phoenix-Morgan Stanley Focus Equity Series

[diamond] Schafer Capital Management, Inc.
          o Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond] Bankers Trust Company
          o EAFE(R) Equity Index Fund

[diamond] Federated Investment Management Company
          o Federated Fund for U.S. Government Securities II
          o Federated High Income Bond Fund II

[diamond] Franklin Mutual Advisers, LLC
          o Mutual Shares Securities Fund

[diamond] Morgan Stanley Asset Management Inc.
          o Technology Portfolio

[diamond] Templeton Asset Management, Ltd.
          o Templeton Developing Markets Securities Fund

[diamond] Templeton Global Advisors Limited
          o Templeton Growth Securities Fund

[diamond] Templeton Investment Counsel, Inc.
          o Templeton Asset Strategy Fund
          o Templeton International Securities Fund

[diamond] Wanger Asset Management, L.P.
          o Wanger Foreign Forty
          o Wanger International Small Cap
          o Wanger Twenty
          o Wanger U.S. Small Cap

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees of each fund. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the funds.

REINVESTMENT AND REDEMPTION
    All dividend distributions of the Fund are automatically reinvested in shares of the Fund at their net asset value on the date of distribution. Likewise, all capital gains distributions of the Fund, if any, are reinvested at the net asset value on the record date. We redeem Fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the VUL Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional Subaccounts within the VUL Account, each of which will invest in shares of a designated portfolio of the Fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of the Fund should no longer be available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the VUL Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the Subaccount in which the substitution is to occur to another Subaccount.

THE GUARANTEED INTEREST ACCOUNT
    In addition to the VUL Account, you may allocate premium or transfer policy value to the Guaranteed Interest Account. Amounts you allocate or transfer to the Guaranteed Interest Account become part of Phoenix Life and Annuity's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. For amounts transferred to the Guaranteed Interest Account from a policy loan, the guaranteed rate is 2% in all states except New York and New Jersey. In New York and New Jersey the rate credited to the Guaranteed Interest Account due to a policy loan is 4%. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

    We reserve the right to limit total deposits to the Guaranteed Interest Account, including transfers, to no more than $250,000 during any one-week period per policy.

    In general, you can make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. If you elect the Systematic Transfer Program, approximately equal amounts may be transferred out of the Guaranteed Interest Account. Also, the total policy value allocated to the Guaranteed Interest Account may be transferred out to one or more of the Subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts may be made at any time. Transfers from the Guaranteed Interest Account are subject to the rules discussed above and in "Transfer of Policy Value" and "Systematic Transfer for Dollar Cost Averaging."

PREMIUMS
--------------------------------------------------------------------------------
MINIMUM PREMIUMS
    The minimum premium is determined by case size as follows:

[diamond] 5 or more lives:       $100,000 annually for the first 5 policy years

[diamond] Fewer than 5 lives:    $250,000 annually for the first 5 policy years

    The issue premium is due on the policy date. The Insured must be alive when the issue premium is paid. After that, premiums may be paid at any time while the policy is in force. Each premium payment must be at least $100. Additional payments should be sent to the:

    VUL COLI UNIT
    PO BOX 22012
    ALBANY, NY 12201-2012

    The number of units credited to a Subaccount will be determined by dividing the portion of the net premium applied to that Subaccount by the unit value of the Subaccount on the payment date.

    Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test (see "Minimum Face Amount"), we reserve the right to refund a premium paid in any year if it will exceed the maximum premium limit. The maximum limit is established by law to qualify the policy as life insurance. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

ALLOCATION OF ISSUE PREMIUM
    We will allocate the issue premium less applicable charges to the VUL Account or to the Guaranteed Interest Account upon receipt of a completed application (in accordance with the allocation instructions in the application for a policy

FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states);
[diamond] within 10 days after we mail or deliver a written notice telling you about your Free Look Period; or
[diamond] within 45 days after completing the application, whichever occurs latest.

    We treat a returned policy as if we never issued it and will return the sum of the following as of the date we receive the returned policy:

    (1) the then current policy value less any unpaid loans and loan interest; plus

    (2) any monthly deductions, partial surrender fees and other charges made under the policy.

    We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund the same amount to you as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.

ACCOUNT VALUE

TRANSFER OF POLICY VALUE
    Transfers among available Subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing. Requests for transfers will be executed on the date the request is received at Andesa TPA, Inc.

    Although there currently is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year (12 transfers in New York).

    You may make only one transfer per policy year from the unloaned portion of the Guaranteed Interest Account unless

    (1) the transfer(s) are made as part of a Dollar Cost Averaging Program, or
    (2) we agree to make an exception to this rule.

    Unless you have elected a Dollar Cost Averaging Program, the amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value allocated to the unloaned portion of the Guaranteed Interest Account out to one or more of the Subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of the remaining value
[diamond] Year Three:     50% of the remaining value
[diamond] Year Four:      100% of the remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts may be made anytime. We reserve the right to limit the number of Subaccounts you may invest in at any one time or over the life of the policy, if we are required to do so by any federal or state law.

    Because excessive exchanges between Subaccounts can deteriorate Fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and PLAC have entered into a third-party transfer service agreement.

SYSTEMATIC TRANSFERS FOR DOLLAR COST AVERAGING
    You may elect to transfer funds automatically among the Subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfers for Dollar Cost Averaging Program ("Dollar Cost Averaging Program"). Under the Dollar Cost Averaging Program, the minimum transfer amounts are

[diamond] $25 monthly,

[diamond] $75 quarterly,

[diamond] $150 semiannually, or

[diamond] $300 annually.

    You must have an initial value of $1,000 in the Guaranteed Interest Account or the Subaccount from which funds will be transferred ("Sending Subaccount"). If the value in that Subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one Sending Subaccount or the Guaranteed Interest Account, but may be allocated to more than one Subaccount ("Receiving Subaccounts").

    Under the Dollar Cost Averaging Program, Policyowners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.

    Only one Dollar Cost Averaging Program can be active at any time. All transfers under this program will be made on the basis of the Guaranteed Interest Account and Subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day. There is no cost associated with participating in this program.

AUTOMATIC ASSET REBALANCING
    Automated asset rebalancing permits you to maintain a specified whole number percentage of your account value in any combination of Subaccounts and the Guaranteed Interest Account. We must receive a written request in order to begin your automated asset rebalancing program ("asset rebalancing"). Then, we will make transfers at least quarterly to and from the Subaccounts and the Guaranteed Interest Account to readjust your account value to your specified percentage. Asset rebalancing allows you to maintain a specific fund allocation. Quarterly rebalancing is based on your policy year. We will rebalance your account value only on a monthly calculation day.

    The effective date of the first asset rebalancing will be the first monthly calculation day after we receive your request at Andesa TPA, Inc. If we receive your request before the end of the Free Look Period, your first rebalancing will occur at the end of the Free Look Period. There is no cost associated with participating in this program.

    You may not participate in both the Dollar Cost Averaging Program and asset rebalancing at the same time.

DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each Subaccount on the first valuation date of that Subaccount. The unit value of a Subaccount on any other valuation date is determined by multiplying the unit value of that Subaccount on the just-prior valuation date by the net investment factor for that Subaccount for the then-current valuation period. The unit value of each Subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each Subaccount on a valuation date is determined at the end of that day.

    The net investment factor for each Subaccount is determined by the investment performance of the assets held by the Subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:

       (C)

(A) = The value of the assets in the Subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend (or, any capital gain distribution, if applicable) received by the Subaccount if the "ex-dividend" date for shares of the Fund occurs during the current valuation period.

(C) = The value of the assets in the Subaccount as of the just-prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

DEATH BENEFIT UNDER THE POLICY
    The death benefit is the amount we pay to the designated beneficiary(ies) when the Insured dies. Upon receiving due proof of death, we pay the beneficiary the death benefit amount determined as of the date the Insured dies. The beneficiary may direct us to pay all or part of the benefit in cash or to apply it under one or more of our payment options.

MINIMUM FACE AMOUNT
    To qualify as life insurance under current federal tax laws, the policy has a minimum face amount of insurance. The minimum face amount is determined using 1 of 2 allowable definitions of life insurance:

    (1) the Cash Value Accumulation Test or
    (2) the Guideline Premium Test.

    You chose which test to use on the application prior to the issuance of your policy. You cannot change the way we determine your minimum face amount after your policy is issued.

    The Cash Value Accumulation Test determines the minimum face amount by multiplying the account value plus the refund of sales load, if applicable, by the minimum face amount percentage. The percentages depend upon the Insured's age, gender and underwriting classification.

    Under the Guideline Premium Test, the minimum face amount is also equal to an applicable percentage of the account value plus refund of sales load, if applicable, but the percentage varies only by age of insured.

DEATH BENEFIT OPTIONS
    In your application you select a face amount of insurance coverage and the death benefit option. We offer 3 death benefit options:

[diamond] Option 1--The death benefit is the greater of:

          (a) the policy's face amount on the date of death or
          (b) the minimum face amount in effect on the date of death.

[diamond] Option 2--The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the policy value on the date of death or
          (b) the minimum face amount in effect on the date of death.

[diamond] Option 3--The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the sum of all premiums paid, less withdrawals, or
          (b) the policy's face amount on the date of death, or
          (c) the minimum face amount in effect on the date of death.

    If the Insured dies while the policy is in force, we will pay the death benefit based on the option in effect on the date of death with the following adjustments:
    o add back in any charges taken against the account value for the period beyond the date of death;
    o deduct any policy debt outstanding on the date of death; and
    o deduct any charges accrued against the account value unpaid as of the date of death.

    You may change the Death Benefit Option from Option 1 to Option 2 or from Option 2 to Option 1. You may not make a change either to or from Option 3.

    Under death benefit Options 1 and 3, the death benefit is not affected by your policy's investment experience. Under death benefit Option 2, the death benefit amount may increase or decrease by the investment experience.

    We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective.

CHANGES IN FACE AMOUNT OF INSURANCE

REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time while this policy is in force, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value whether or not you pay an additional premium in connection with the increase. Also, a new Free Look Period (see "Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the policy resulting from the increase, see "Material Change Rules."

DECREASES IN FACE AMOUNT AND PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

    A partial surrender or a decrease in face amount generally decreases the death benefit. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."

SURRENDERS

GENERAL
    At any time during the lifetime of the Insured and while the policy is in force, you may partially or fully surrender the policy by sending a written request to Andesa TPA, Inc. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at Andesa TPA, Inc.

    The cash surrender value is:

[diamond] policy value; less

[diamond] any outstanding debt.

    There is no surrender charge.

FULL SURRENDERS
    If the policy is being fully surrendered, the policy itself must be returned to Andesa TPA, Inc., along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option (see "Payment of Proceeds--Payment Options").

PARTIAL SURRENDERS
    You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the Insured, while the policy is in force, with a written request to Andesa TPA, Inc. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options.
(See "Payment of Proceeds--Payment Options.")

    We reserve the right to deny partial surrenders of less than $500. In addition, if the share of the policy value in any Subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that Subaccount or the Guaranteed Interest Account.

    Upon a partial surrender, the policy value will be reduced by the sum of the partial surrender amount paid. This amount comes from a reduction in the policy's share in the value of each Subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each Subaccount will be made in the same manner as that provided for monthly deductions.

    The cash surrender value will be reduced by the partial surrender amount paid. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

    Upon partial or full surrender, we will generally pay the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed (see "Additional Policy Provisions--Postponement of Payments"). For the federal income tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

POLICY LOANS
    You can take a loan against your policy any time while the policy is in force. The maximum loan is:

[diamond] 90% of your policy value at the time the loan is taken; less

[diamond] any outstanding policy debt before the loan is taken; less

[diamond] interest on the loan being made and on any outstanding policy debt to the next policy anniversary date.

    Your policy must be assigned to us as collateral for the loan.

SOURCE OF LOAN
    We deduct your requested loan amount from the Subaccounts and the Guaranteed Interest Account, based on the allocation requested at the time of the loan. We liquidate shares taken from the Subaccounts and transfer the resulting dollars to the Guaranteed Interest Account. These dollars become part of the loaned portion of the Guaranteed Interest Account.

INTEREST
    You will pay interest on the loan at the following noted effective annual rates, compounded daily and payable in arrears:

    In all states except New York and New Jersey, the loan interest rate in effect following the policy anniversary nearest the Insured's 65th birthday is 2.25%. The rates in effect before the Insured reaches age 65 are:

[diamond] Policy years 1-10:                2.75%

[diamond] Policy years 11-15:               2.50%

[diamond] Policy years 16 and thereafter:   2.25%

    In New York and New Jersey only, the loan interest rate in effect following the policy anniversary nearest the Insured's 65th birthday is 4.25%. The rates in effect before the Insured reaches age 65 are:

[diamond] Policy years 1-10:                4.75%

[diamond] Policy years 11-15:               4.50%

[diamond] Policy years 16 and thereafter:   4.25%

    Interest accrues daily, becoming part of the policy debt. Interest is due and payable on the policy anniversary. If you do not pay the interest when due, we will add it to your loan. We treat any interest which has been capitalized the same as if it were a new loan. We deduct this capitalized interest from the Subaccounts and the Guaranteed Interest Account in proportion to the nonloaned account value in each.

INTEREST CREDITED ON LOANED VALUE
    The amount equal to any policy loan is held in the Guaranteed Interest Account. This amount is credited with interest at a rate of 2% (4% in New York and New Jersey).

REPAYMENT
    You may repay all or part of your policy debt at anytime while the policy is in force.

    If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    In the future, PLAC may not allow policy loans of less than $500, unless such loan is used to pay a premium on another PLAC policy.

EFFECT OF LOAN
    Your policy loan reduces the death benefit and cash surrender value under the policy by the amount of the loan. Your repayment of the loan increases the death benefit and cash surrender value by the amount of the repayment.

    As long as a loan is outstanding, a portion of your policy value equal to the loan is held in the Guaranteed Interest Account. The Subaccount's investment performance does not affect this amount. Also, you may be subject to tax consequences if you surrender your policy while there is outstanding debt.

LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

    If on any monthly calculation day, the policy value is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction.

    During the grace period, the policy will continue in force but Subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not before 30 days after we have mailed written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the Subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule.

    In determining the amount of "excess" premium to be applied to the Subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the Insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

ADDITIONAL INSURANCE OPTION
     While the policy is in force and the Insured is insurable, the policyowner will have the option to purchase additional insurance on the same Insured with the same guaranteed rates as the policy. We will require evidence of insurability and charges will be adjusted for the Insured's new attained age and any change in risk classification.

ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a policy and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits are chosen.

    The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] FLEXIBLE TERM INSURANCE RIDER. This rider provides annually renewable term insurance coverage to age 100 on the Insured under the base policy. The initial rider death benefit cannot exceed 10 times the initial base policy. There is no charge for this rider.

[diamond] EXCHANGE OF INSURED RIDER. This rider allows the policyowner to exchange the Insured on a given contract. Future charges against the policy will be based on the life of the substitute Insured. There is no charge for this rider.

    The incontestability and suicide exclusion periods, as they apply to the substitute Insured, run from the date of the exchange. Any assignments will continue to apply.

    The exchange is subject to the following adjustments:

1. If the policy value of the original policy is insufficient to produce a positive cash surrender value for the new policy, the owner must pay an exchange adjustment in an amount that, when applied as premium, will make the policy value of the new policy greater than zero.

2. In some cases, the amount of policy value which may be applied to the new policy may result in a death benefit which exceeds the limit for the new policy. In that event, we will apply such excess policy value to reduce any loan against the policy, and the residual amount will be returned to you in cash.

3. The exchange will also be subject to our receipt of repayment of the amount of any policy debt under the exchange policy in excess of the loan value of the new policy on the date of exchange.

    The Internal Revenue Service has ruled that an exchange of Insureds does not qualify for tax deferral under Code Section 1035. Therefore, you must include in current gross income all previously unrecognized gain in the policy upon an exchange of the Insured.

                      PART II--ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists per the SEC, as a result of which
          o   disposal of securities is not reasonably practicable or
          o it is not reasonably practicable to determine the value of the VUL Account's net assets.

    Transfers may also be postponed under these circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PLAC can agree to change or waive any provisions of the policy.

SUICIDE
    If the Insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We cannot contest this policy or any attached rider after it has been in force during the Insured's lifetime or for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or as subsequently changed, will receive the policy benefits at the Insured's death. If the named beneficiary dies before the Insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the Insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the Insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the Insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS
    This policy is nonparticipating and does not pay dividends. Your policy will not share in PLAC's profits or surplus earnings.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated (e.g., to ensure payment of the proper amount to the proper payee). Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived.

The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.


OPTION 1--LUMP SUM
    Payment is paid in one lump sum.

OPTION 2--LEFT TO EARN INTEREST

    A payment of interest is paid during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.


OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond]  until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY

    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN

    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the Insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.

                      PART III--OTHER IMPORTANT INFORMATION

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
    The ultimate effect of federal income taxes on values under the VUL Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

    The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PLAC'S INCOME TAX STATUS

    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the VUL Account nor the Guaranteed Interest Account is a separate entity from PLAC and their operations form a part of PLAC.

    Investment income and realized capital gains on the assets of the VUL Account are reinvested and taken into account in determining the value of the VUL Account. Investment income of the VUL Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge is made for our federal income taxes which may be attributable to the VUL Account.

    We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the VUL Account.

POLICY BENEFITS
DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a modified endowment contract ("Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

    If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

    We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

    The measuring stick for this test is a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums but which, after the seventh year is "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and
          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

    A qualified tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), each Series of the Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the Series assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the VUL Account; therefore, each Series of the Fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the VUL Account are direct obligations of the United States Treasury. In this case, there is no limit on the investment that may be made in Treasury securities. For purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the VUL Account's investment in Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the Funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that the Policy may need to be modified to comply with such future Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the VUL Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the Insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange.

    We recommend that any person contemplating such actions seek the advice of a qualified tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary.

    We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote the Funds' shares held by the Subaccounts at any regular and special meetings of shareholders of the

Funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the Funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

    Funds' shares held in a Subaccount for which no timely instructions are received, and Funds' shares which are not otherwise attributable to policyowners, will be voted by PLAC in proportion to the voting instructions that are received with respect to all policies participating in that Subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by PLAC.

    You will receive proxy materials, reports and other materials related to the Funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the Funds or to approve or disapprove an investment advisory contract for the Funds. In addition, PLAC itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the Funds if PLAC reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a Series may result in overly speculative or unsound investments. In the event PLAC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.

THE DIRECTORS AND
EXECUTIVE OFFICERS OF PLAC
--------------------------------------------------------------------------------
    PLAC is managed by its Board of Directors. The following are the Directors and Executive Officers of PLAC:

NAME AND TITLE                PRINCIPAL OCCUPATION

Robert W. Fiondella,          Chairman of the Board
Director, Chairman
and President

Philip R. McLoughlin,         Executive Vice President and
Director, Executive           Chief Investment Officer
Vice President and CIO

David W. Searfoss,            Executive Vice President and
Director and Executive        Chief Financial Officer
Vice President and CFO

Dona D. Young,                President
Director and Executive
Vice President

Joseph E. Kelleher,           Senior Vice President
Director and Senior
Vice President

Robert G. Lautensack,         Senior Vice President
Director and Senior
Vice President

Simon Y. Tan,                  Senior Vice President
Director and Senior
Vice President

Carl T. Chadburn,             Executive Vice President
Director

    The above positions reflect the last held position in our parent company, Phoenix Home Life Mutual Insurance Company, during the last 5 years.

SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the VUL Account. They are kept physically segregated and held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the Funds.

SALES OF POLICIES
--------------------------------------------------------------------------------
    Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG, an indirect wholly owned subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the policies. PEPCO is an indirect wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP") in which Phoenix owns a majority interest.

    Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO.

    Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PLAC will pay a maximum total sales commission of 19% of premiums to PEPCO. Additionally, agents or selling brokers may receive asset-based compensation. The maximum asset-based compensation is 0.90% of the policy value. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to stock life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PLAC includes certain limitations on the investments which we may make, including investments for the VUL Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the VUL Account.

REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The VUL Account is not engaged in any litigation. PLAC is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel of Phoenix Home Life Mutual Insurance Company, has passed upon the organization of PLAC, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for PLAC.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A registration statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the registration statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the VUL Account, PLAC and the policy.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PLAC contained herein should be considered only as bearing upon PLAC's ability to meet its obligations under the policy, and they should not be considered as bearing on the investment performance of the VUL Account. The financial statements of PLAC are available for the period ended December 31, 1999.

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT

There have been no deposits made to Phoenix Life and Annuity Variable Universal Life Account as of the date of this prospectus; therefore, no financial statements are available for the VUL Account.

PHOENIX LIFE AND
ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)

FINANCIAL STATEMENTS
DECEMBER 31, 1999

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                          PAGE

Report of Independent Accountants...........................................................................30

Balance Sheet at December 31, 1999 and 1998.................................................................31

Statement of Income, Comprehensive Income and Equity for the Years Ended
 December 31, 1999, 1998 and 1997...........................................................................32

Statement of Cash Flows for the Years Ended
 December 31, 1999, 1998 and 1997...........................................................................33

Notes to Financial Statements............................................................................34-42

[logo] PRICEWATERHOUSECOOPERS LLP

--------------------------------------------------------------------------------

                                                PRICEWATERHOUSECOOPERS LLP
                                                100 Pearl Street
                                                Hartford CT 06103-4508
                                                Telephone(860) 241 7000
                                                Facsimile(860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Stockholder of
Phoenix Life and Annuity Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
February 15, 2000

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                           DECEMBER 31,
                                                                                      1999              1998
                                                                                          (IN THOUSANDS)
ASSETS
Investments:
Available-for-sale debt securities, at fair value                                   $     9,080       $     9,781
Short-term investments                                                                    6,302             1,754
                                                                                 ---------------   ---------------
Total investments                                                                        15,382            11,535

Cash and cash equivalents                                                                   112                99
Accrued investment income                                                                   214               169
Deferred income taxes                                                                       273
Due and uncollected premium                                                                 319
Deferred policy acquisition costs                                                           284
Other assets                                                                                504                13
Goodwill                                                                                    604               701
                                                                                 ---------------   ---------------
Total assets                                                                        $    17,692       $    12,517
                                                                                 ===============   ===============

LIABILITIES
Policy liabilities and accruals                                                     $     1,547
Deferred income taxes                                                                                 $       151
Other liabilities                                                                           544                 2
                                                                                 ---------------   ---------------
Total liabilities                                                                         2,091               153
                                                                                 ---------------   ---------------

EQUITY
Common stock, $100 par value (40,000 shares
 authorized, 25,000 shares issued and outstanding)                                        2,500             2,500
Additional paid-in capital                                                               11,664             8,664
Retained earnings                                                                         1,562               867
Accumulated other comprehensive (loss) income                                              (125)              333
                                                                                 ---------------   ---------------
Total equity                                                                             15,601            12,364
                                                                                 ---------------   ---------------

Total liabilities and equity                                                        $    17,692       $    12,517
                                                                                 ===============   ===============


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                                         1999             1998            1997
                                                                                     (IN THOUSANDS)

REVENUES
Premiums                                                                $    1,436
Insurance product fees                                                         929
Net investment income                                                          715       $      688      $      624
                                                                     --------------  ---------------  --------------

Total revenues                                                               3,080              688             624
                                                                     --------------  ---------------  --------------

EXPENSES
Policy benefits and payments                                                   916
Policy acquisition expenses                                                    471
Amortization of goodwill                                                        97               97              90
Other operating expenses                                                       529               63               4
                                                                     --------------  ---------------  --------------

Total expenses                                                               2,013              160              94
                                                                     --------------  ---------------  --------------

INCOME BEFORE INCOME TAXES                                                   1,067              528             530

Income taxes                                                                   372              175             189
                                                                     --------------  ---------------  --------------

NET INCOME                                                                     695              353             341
                                                                     --------------  ---------------  --------------

OTHER COMPREHENSIVE (LOSS) INCOME,
 NET OF INCOME TAXES
Unrealized (losses) gains on securities arising during
 period                                                                       (458)             202              86
                                                                     --------------  ---------------  --------------

Total other comprehensive (loss) income                                       (458)             202              86
                                                                     --------------  ---------------  --------------

COMPREHENSIVE INCOME                                                           237              555             427

Acquisition adjustment to record purchase price                                                                (107)
Capital contributions                                                        3,000                               49
                                                                     --------------  ---------------  --------------

NET INCREASE IN EQUITY                                                       3,237              555             369
EQUITY, BEGINNING OF YEAR                                                   12,364           11,809          11,440
                                                                     --------------  ---------------  --------------

EQUITY, END OF YEAR                                                     $   15,601       $   12,364      $   11,809
                                                                     ==============  ===============  ==============


           The accompanying notes are an integral part of statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                                        1999             1998             1997
                                                                                    (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
Net income                                                             $      695       $      353       $      341
ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Amortization of goodwill                                                       97               97               90
Deferred income taxes                                                        (178)             (24)              (2)
Increase in receivables                                                      (364)             (17)             (34)
Increase in deferred policy acquisition costs                                (284)
Increase in policy liabilities and accruals                                 1,547
Increase in other assets                                                     (494)
Increase in other liabilities                                                 542
Other, net                                                                                     (29)             (60)
                                                                    --------------   --------------   --------------
Net cash provided by operating activities                                   1,561              380              335
                                                                    --------------   --------------   --------------

CASH FLOW FROM INVESTING ACTIVITIES
Purchases of available-for-sale debt securities                                             (2,246)          (1,527)
Change in short-term investments, net                                      (4,548)           1,917            1,036
                                                                    --------------   --------------   --------------
Net cash used for investing activities                                     (4,548)            (329)            (491)
                                                                    --------------   --------------   --------------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions from parent                                           3,000                                49
                                                                    --------------   --------------   --------------
Net cash provided by financing activities                                   3,000                                49
                                                                    --------------   --------------   --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                           13               51             (107)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                   99               48              155
                                                                    --------------   --------------   --------------
CASH AND CASH EQUIVALENTS, END OF YEAR                                 $      112       $       99       $       48
                                                                    ==============   ==============   ==============

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net                                                 $      410       $      213       $      182
                                                                    ==============   ==============   ==============


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Life and Annuity Company (Phoenix Life and Annuity) offers various non-participating life insurance products in the United States. On March 29, 1996, PM Holdings, Inc. acquired Savers Life Insurance Company of America (Savers Life) from Central United Life Insurance Company (Central United Life), renamed the acquired company Phoenix Life and Annuity Company and redomiciled the company from Missouri to Connecticut. PM Holdings accounted for the acquisition of Phoenix Life and Annuity under the purchase method of accounting. The assets and liabilities of Phoenix Life and Annuity were recorded at their fair value as of the date of acquisition and goodwill associated with the acquisition was recorded. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements.

     VALUATION OF INVESTMENTS

     Investments in debt securities include U.S. government and agency bonds and corporate securities. Phoenix Life and Annuity classifies its debt security investments as available-for-sale. These investments are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Unrealized investment gains and losses on debt securities available-for-sale are included as a separate component of equity, net of deferred income taxes.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes cash on hand and money market instruments.

     GOODWILL

     Goodwill represents the excess of the cost of the business acquired over the fair value of its net assets. During 1997, Phoenix Life and Annuity recorded a $58 thousand reduction in goodwill, representing a refund and subsequent adjustment of a portion of the purchase price. Goodwill is

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     amortized on the straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of goodwill by comparing estimates of future undiscounted cash flows to the assets. Assets are considered impaired if carrying value exceeds the expected future undiscounted cash flows.

     POLICY LIABILITIES AND ACCRUALS

     Reserves for future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges. Liabilities for the 100% indemnity assumed term business include assumed basic and deficiency reserves (see Note 7 - "Reinsurance").

     PREMIUMS, INSURANCE PRODUCT FEES AND RELATED EXPENSES

     Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Revenues for the 100% indemnity assumed term business consist of premiums and net investment income. Related benefit expenses include 100% of the assumed term benefit claims (see Note 7 - "Reinsurance").

     INCOME TAXES

     For the tax year ended December 31, 1999, Phoenix Life and Annuity will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). Phoenix Life and Annuity was included in the life/nonlife consolidated federal income tax return filed by Phoenix for years 1996 through 1998.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities, goodwill, policy acquisition expenses and unrealized gains or losses on investments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses less issue year front-end loads, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life and Annuity incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life and Annuity's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company employee pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 1999, the date of the most recent actuarial valuation.

     RECENT ACCOUNTING PRONOUNCEMENTS

     Phoenix Life and Annuity adopted Statement of Financial Accounting Standard No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

     On January 1, 1999, Phoenix Life and Annuity adopted Statement of Position
     (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material effect on the Company's results from operations or financial position.

     In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The Company has not estimated the potential effect of the Codification guidance.

3.   INVESTMENTS

     Information pertaining to Phoenix Life and Annuity's investments, net investment income and investment gains and losses follows:

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                         GROSS            GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED          FAIR
                                                         COST            GAINS           LOSSES           VALUE
                                                                             (IN THOUSANDS)

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                   $    5,138       $       25      $       (4)      $    5,159
     Corporate securities                                    4,134                             (213)           3,921
                                                     --------------  ---------------  --------------  ---------------

     TOTAL DEBT SECURITIES                              $    9,272       $       25      $     (217)      $    9,080
                                                     ==============  ===============  ==============  ===============


     The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                                       GROSS
                                                                  AMORTIZED         UNREALIZED            FAIR
                                                                    COST               GAINS              VALUE
                                                                                  (IN THOUSANDS)

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                              $     5,127        $       340        $     5,467
     Corporate securities                                                4,143                171              4,314
                                                               ----------------   ----------------   ----------------

     TOTAL DEBT SECURITIES                                         $     9,270        $       511        $     9,781
                                                               ================   ================   ================

     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1999 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life and Annuity may have the right to put or sell the obligations back to the issuers.

                                                                             AVAILABLE-FOR-SALE
                                                                        AMORTIZED             FAIR
                                                                           COST               VALUE
                                                                               (IN THOUSANDS)

     Due after one year through five years                               $      5,137       $      5,159
     Due after five years through ten years                                     1,551              1,617
     Due after ten years                                                        2,584              2,304
                                                                     -----------------   ----------------

     Total                                                               $      9,272       $      9,080
                                                                     =================   ================

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                            1999               1998               1997
                                                                          (IN THOUSANDS)

     Debt securities                                       $       608        $       583       $       376
     Short-term investments                                        118                115               259
                                                       ----------------   ----------------   ---------------

                                                                   726                698               635
     Less investment expenses                                       11                 10                11
                                                       ----------------   ----------------   ---------------

     Net investment income                                 $       715        $       688       $       624
                                                       ================   ================   ===============


     INVESTMENT GAINS AND LOSSES

     Net unrealized (losses) gains on securities available-for-sale and carried at fair value as of December 31, were as follows:

                                                            1999               1998              1997
                                                                          (IN THOUSANDS)

     Unrealized investment (losses) gains                  $      (704)       $       311       $       132
     Deferred income taxes (benefits)                             (246)               109                46
                                                       ----------------   ----------------  ----------------

     Net unrealized investment (losses) gains
      on securities available-for-sale                     $      (458)       $       202       $        86
                                                       ----------------   ----------------  ----------------

4.   GOODWILL

     Phoenix Life and Annuity was acquired by way of a stock purchase agreement on March 29, 1996 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and goodwill of approximately $1.0 million was pushed down to Phoenix Life and Annuity from PM Holdings.

     Goodwill was as follows:

                                                               DECEMBER 31,
                                                        1999                   1998
                                                              (IN THOUSANDS)

     Goodwill                                          $      969             $      969

     Accumulated amortization                                (365)                  (268)
                                                   ---------------        ---------------

     Total                                             $      604             $      701
                                                   ===============        ===============

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   INCOME TAXES

     A summary of income taxes (benefits) in the Statement of Income, Comprehensive Income and Equity for the year ended December 31, is presented as follows:

                                                                         DECEMBER 31,
                                                         1999                1998               1997
                                                                        (IN THOUSANDS)
     Income taxes:
     Current                                            $       550         $       199        $       191
     Deferred                                                  (178)                (24)                (2)
                                                   -----------------   -----------------   ----------------

     Total                                              $       372         $       175        $       189
                                                   =================   =================   ================


     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                     1999                      1998                      1997
                                                                          (IN THOUSANDS)

     Income tax expense at statutory rate           $      373       35%      $      185      35%       $      186      35%
     Goodwill                                                                        (10)    (2%)                3       1%
     Other, net                                             (1)       0%
                                                 --------------           ---------------           ---------------

     Income taxes                                   $      372       35%      $      175      33%       $      189      36%
                                                 ==============           ===============           ===============


     The deferred income tax (asset) liability represents the tax effects of temporary differences. The components as of December 31, were as follows:

                                                                1999              1998
                                                                    (IN THOUSANDS)

     Future policy benefits                                   $      (206)
     Deferred policy acquisition costs                                 28
     Investments                                                       13       $         9
     Goodwill                                                         (41)              (37)
                                                           ---------------   ---------------
                                                                     (206)              (28)

     Net unrealized investment (losses) gains                         (67)              179
                                                           ---------------   ---------------

     Deferred tax (asset) liability, net                      $      (273)      $       151
                                                           ===============   ===============

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Gross deferred income tax assets totaled $314 thousand and $37 thousand at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $41 thousand and $188 thousand at December 31, 1999 and 1998, respectively. It is management's assessment, based on Phoenix Life and Annuity's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 1999 and 1998, will be realized.

     Phoenix Life and Annuity's income tax return is not currently being examined; however, income tax year 1998 remains open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

6.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive
     (loss) income are as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                                 1999               1998               1997
                                                                               (IN THOUSANDS)
     UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE ARISING DURING PERIOD:
     Before-tax amount                                          $      (704)       $       311        $       132
     Income tax (benefit) expense                                      (246)               109                 46
                                                            ----------------   ----------------   ----------------
     Totals                                                     $      (458)       $       202        $        86
                                                            ================   ================   ================

     The following table summarizes accumulated other comprehensive (loss) income balances:

                                                                              DECEMBER 31,
                                                                       1999                1998
                                                                             (IN THOUSANDS)

     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Balance, beginning of year                                      $        333         $        131
     Change during period                                                    (458)                 202
                                                                 -----------------   ------------------
     Balance, end of year                                            $       (125)        $        333
                                                                 =================   ==================


7.   REINSURANCE

     On January 1, 1999, Phoenix Life and Annuity Company assumed a closed block of yearly renewable rate term business of Phoenix through a 100% indemnity reinsurance arrangement. As of December 31, 1999, Phoenix Life and Annuity had approximately $149.4 million in force and $28.0 thousand of reinsurance payable on the paid and unpaid losses of this business.

     In connection with Phoenix Life and Annuity's universal life insurance products, automatic treaties with four unaffiliated reinsurers were established in 1999 covering 80% of the net amount at risk, on a first dollar basis. As of December 31, 1999, Phoenix Life and Annuity had approximately $16.1 million of net insurance in force, including $77.3 million of direct in force less $61.2 million of reinsurance ceded.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to Phoenix Life and Annuity and is reimbursed through a cost allocation process. Investment services are provided for a fee by a Phoenix registered investment advisor.

9.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

10.  STATUTORY FINANCIAL INFORMATION

     The life insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1999, there were no material practices not prescribed by the State of Connecticut Insurance Department.

     Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles statutory net income of Phoenix Life and Annuity to the net income as reported in these financial statements for the year ended December 31:

                                                     1999              1998               1997
                                                                  (IN THOUSANDS)

     Statutory net income                           $      695        $      426         $      428
     Deferred policy acquisition costs                     284
     Future policy benefits                               (365)
     Amortization of goodwill                              (97)              (97)               (90)
     Deferred income taxes                                 178                24                  3
                                                ---------------    --------------    ---------------

     Net income, as reported                        $      695        $      353         $      341
                                                ===============    ==============    ===============


     The following reconciles statutory surplus and asset valuation reserve
     (AVR) of Phoenix Life and Annuity to equity as reported in these financial statements at:

                                                                            DECEMBER 31,
                                                                       1999             1998
                                                                           (IN THOUSANDS)

     Statutory surplus and AVR                                        $   14,995       $   11,301
     Deferred policy acquisition costs                                       284
     Future policy benefits                                                 (365)
     Investment valuation allowances                                        (190)             513
     Goodwill                                                                604              701
     Deferred income taxes                                                   273             (151)
                                                                   --------------   --------------

     Equity, as reported                                              $   15,601       $   12,364
                                                                   ==============   ==============


     Statutory net income and statutory surplus and AVR for 1999 represent financial results as reported to regulatory authorities except for the following adjustment: Statutory net income and statutory surplus was decreased by $383 thousand to reflect expenses, net of income taxes, associated with new business issued in the later part of 1999. These expenses have been recorded in the first quarter of 2000.

11.  INDEMNIFICATION

     In 1996, PM Holdings acquired Savers Life from Central United Life. Prior to the acquisition, Savers Life had assumed reinsurance contracts with three unaffiliated reinsurers. This business, assumed between 1986 and 1989, was subsequently assigned to Winterthur Life Re Insurance Company in October 1995. Under the terms of the stock purchase agreement between PM Holdings and Central United Life, Central United Life will indemnify Phoenix for any liability in excess of $15,000 resulting from these reinsurance contracts.

APPENDIX A

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the Insured on the birthday nearest the most recent policy anniversary.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

DEBT: Outstanding loans against a policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of PLAC.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

NET ASSET VALUE: The worth of one share of a Series of a Fund at the end of a valuation period. Net asset value is computed by adding the value of a Series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next valuation date.

PLANNED ANNUAL PREMIUM: The premium amount that the policyowner agrees to pay each policy year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY VALUE: The sum of a policy's share in the values of each Subaccount of the VUL Account plus the policy's share in the values of the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.

SERIES: A separate investment portfolio of the Fund.

SUBACCOUNTS: Accounts within the VUL Account to which nonloaned assets under a policy are allocated.

TARGET PREMIUM: The level annual premium at which the sales load is reduced on a current basis.

VALUATION DATE: For any Subaccount, each date on which we calculate the net asset value of a Fund.

VALUATION PERIOD: For any Subaccount, the period in days from the end of one valuation date through the next.

VUL ACCOUNT (ACCOUNT): Phoenix Life and Annuity Variable Universal Life Account, a separate account of the company.

APPENDIX B
PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. FOR THIS INFORMATION SEE APPENDIX C "ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES." Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. Current yield for the Phoenix-Goodwin Money Market Subaccount will be based on the income earned by the Subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the mortality and expense risk charge on the VUL Account level.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

                           Example:

Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period:..   $1.000000
Value of the same account (excluding capital changes)
  at the end of the 7-day period:...................     1001003

Calculation:

  Ending account value .............................    1.001003
  Less beginning value .............................    1.000000
  Net change in account value ......................    0.001003

Base period return:

  (adjusted change/beginning account value) ........    0.001003
Current yield = return x (365/7)....................       5.23%
Effective yield = [(1 + return)]365/7 - 1...........       5.37%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the VUL Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the mortality and expense risk, issue expense and monthly administrative charges.

    For those Subaccounts within the VUL Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

    The following performance tables display historical investment results of the Subaccounts of the VUL Account. This information may be useful in helping potential investors in deciding which Subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the Subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the Subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all Subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.

------------------------------------------------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
SERIES                                                       INCEPTION DATE    1 YEAR       5 YEARS     10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series......................      5/1/90         28.14%       18.15%       N/A           11.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series...........................      9/17/96        49.49%        N/A         N/A           -2.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series........................     12/15/99         N/A          N/A         N/A            2.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series........      5/1/95          3.64%        N/A         N/A            9.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series.....................     12/31/82        28.31%       23.46%       18.60%        19.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series........................      3/2/98         30.80%        N/A         N/A           30.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series..............     12/15/99         N/A          N/A         N/A           -1.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series........................      10/8/82         3.68%        4.08%        3.99%         5.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series...........     12/31/82         4.31%        8.19%        8.00%         9.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series......................      3/2/98         23.00%        N/A         N/A           17.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series.........      7/14/92        17.59%        N/A         N/A           21.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series.........................     12/15/99         N/A          N/A         N/A            5.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series.......................     12/15/99         N/A          N/A         N/A           -0.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series................................     12/15/99         N/A          N/A         N/A            5.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series.................     12/15/99         N/A          N/A         N/A            6.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series...........................      5/1/92         10.37%       15.30%       N/A           11.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series..................      3/2/98         15.78%        N/A         N/A           19.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series...............      9/17/84        10.07%       14.78%       12.24%        12.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series.......................      3/2/98        -11.32%        N/A         N/A          -12.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series.......................      3/2/98         44.08%        N/A         N/A           35.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series......................      1/29/96        53.45%        N/A         N/A           29.90%
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund...................................      8/22/97        26.26%        N/A         N/A           15.79%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II...........      3/28/94        -1.69%        4.58%       N/A            4.28%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II.........................      3/1/94          1.21%        9.45%       N/A            7.17%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio.......................................     11/30/99         N/A          N/A         N/A           23.70%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2(2).................      11/2/98         8.14%        N/A         N/A            9.18%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2(2).................     11/28/88        21.27%       15.73%       11.81%        12.04%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2(2)..      9/27/96        51.78%        N/A         N/A           -5.63%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)..............      11/3/88        27.45%       16.19%       12.29%        12.40%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2).......      5/11/92        21.95%       15.63%       N/A           13.80%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty.......................................      2/1/99          N/A          N/A         N/A           82.28%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap.............................      5/1/95        124.32%        N/A         N/A           37.51%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty..............................................      2/1/99          N/A          N/A         N/A           32.92%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap......................................      5/1/95         23.75%        N/A         N/A           25.36%
------------------------------------------------------------------------------------------------------------------------------------


1 Returns are net of the investment management fees of the Phoenix Corporate
  Edge subaccounts. Percent change does not include the effect of the monthly administrative fees, or mortality and expense risk fees. Performance data quoted represents the investment return of the appropriate series adjusted for Phoenix Corporate Edge charges had the subaccount started on the inception date of the appropriate series.
2 Because Class 2 shares were offered until May 1, 1997 (November 10, 1998 for
  Mutual Shares Securities), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.

  Advertisements, sales literature and other communications may contain information about any series' or advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a series' portfolio; or compare a series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial AverageSM, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, The VUL Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of Subaccounts having similar investment objectives as categorized by ranking services such as:

    Lipper Analytical Services, Inc.       Morningstar, Inc.
    CDA Investment Technologies, Inc.      Weisenberger Financial Services, Inc.

    Additionally, the Funds may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

    Changing Times                         Forbes
    Fortune                                Money
    Barrons                                Business Week
    Investor's Business Daily              The Wall Street Journal
    The New York Times                     Consumer Reports
    Registered Representative              Financial Planning
    Financial Services Weekly              Financial World
    U.S. News and World Report             Standard & Poor's
    The Outlook                            Personal Investor

    The Funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a Series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

    S&P 500                                Dow Jones Industrial AverageSM
    Europe Australia Far East Index (EAFE) Consumers Price Index
    Shearson Lehman Corporate Index        Shearson Lehman T-Bond Index

    The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1940-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 70-80% of the market value of all issues traded on the NYSE.

    The Funds' annual reports, available upon request and without charge, contain a discussion of the performance of the Funds and a comparison of that performance to a securities market index.


                              ANNUAL TOTAL RETURN(1)
===================================================================================================================================
                     Series                                   1983   1984    1985   1986   1987   1988    1989   1990
===================================================================================================================================
 Phoenix-Aberdeen International Series                        N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                             N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                          N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities                 N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                      32.89%  10.67% 34.92% 20.47%  6.93%   3.92% 36.19%   4.05%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                          N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                          8.37%  10.23%  8.03%  6.51%  6.51%   7.45%  9.20%   8.22%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series             6.00%  11.35% 20.61% 19.29%  1.08%  10.49%  8.24%   5.22%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                        N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index                  N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                             N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series                 N/A    N/A    27.34% 15.69% 12.56%   2.34% 19.90%   5.77%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                         N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                         N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                        N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                     N/A    N/A     N/A    N/A    N/A    N/A    N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II             N/A    N/A     N/A    N/A    N/A    N/A    N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                           N/A    N/A     N/A    N/A    N/A    N/A    N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                         N/A    N/A     N/A    N/A    N/A    N/A    N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2(2)                  N/A    N/A     N/A    N/A    N/A    N/A    N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund -- Class 2(2)                  N/A    N/A     N/A    N/A    N/A    N/A    13.03%  -8.21%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund -- Class 2(2)   N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2(2)               N/A    N/A     N/A    N/A    N/A    N/A    14.39% -11.28%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund -- Class 2(2)        N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                         N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                               N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                        N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A
===================================================================================================================================


                              ANNUAL TOTAL RETURN(1) (continued)

===================================================================================================================================
                    Series                                    1991    1992   1993   1994    1995    1996   1997    1998    1999
===================================================================================================================================
 Phoenix-Aberdeen International Series                       19.74% -12.83% 38.46%  0.06%   9.59% 18.66%  12.05%  27.94%   29.51%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                             N/A     N/A    N/A    N/A     N/A    N/A   -32.41%  -4.45%   50.98%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                          N/A     N/A    N/A    N/A     N/A    N/A     N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities                 N/A     N/A    N/A    N/A     N/A   33.13%  22.07% -21.20%    4.78%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                      42.75%  10.30% 19.71%  1.46%  30.89% 12.59%  21.09%  30.02%   29.68%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                          N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A     32.16%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                          5.98%   3.58%  2.88%  3.84%   5.70%  5.03%   5.19%   5.10%    4.82%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series            19.59%  10.08% 15.92% -5.49%  23.54% 12.43%  11.09%  -4.15%    5.46%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                        N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A     24.34%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index                  N/A    N/A     N/A    N/A     N/A     N/A    N/A    31.69%   18.83%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                             N/A     9.63%  8.61% -2.84%  23.35% 10.57%  17.94%  19.02%   11.58%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                    N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A     17.02%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series                29.32%  10.66% 11.01% -1.41%  18.20%  9.06%  20.74%  20.80%   11.27%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                         N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A    -10.29%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                         N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A     45.65%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                        N/A    N/A     N/A    N/A     N/A    N/A    17.17%  44.72%   55.01%
-----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                     N/A    N/A     N/A    N/A     N/A    N/A     N/A    21.60%   27.61%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II             N/A    N/A     N/A    N/A     8.77%  4.20%    8.58%  7.66%   -0.59%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                           N/A    N/A     N/A    N/A    20.38%  14.31%  13.83%  2.70%    2.32%
-----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                         N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2(2)                  N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A      9.30%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund -- Class 2(2)                 27.44%   7.83% 25.87% -3.23%  22.26% 18.59%  15.27%   6.10%   22.55%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund -- Class 2(2)   N/A    N/A     N/A    N/A     N/A    N/A   -29.39% -21.04%   53.30%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2(2)              27.23%   6.87% 33.74% -2.47%  24.96% 22.15%  11.60%   0.98%   28.80%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund -- Class 2(2)        N/A    N/A    46.47% -2.86%  15.05% 23.30%  13.51%   9.08%   23.25%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                         N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                               N/A    N/A     N/A    N/A     N/A   32.04%  -1.46%  16.34%  126.50%
----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                        N/A    N/A     N/A    N/A     N/A   46.63%  29.43%   8.69%   25.08%
===================================================================================================================================

1 Performance data quoted represents the investment return of the appropriate series adjusted for Phoenix Corporate Edge charges had the subaccount started on the inception date of the appropriate series. The average annual total return is the annualized compounded return that results from holding an initial investment of $10,000 for the time period indicated. Returns are net of investment management fees, monthly administrative fees, and the mortality and expense risk fees. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.


 These rates of return are not an estimate or guarantee of future performance.

APPENDIX C
ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES")
AND CASH SURRENDER VALUES
--------------------------------------------------------------------------------
    The tables on the following pages illustrate how a policy's death benefits, account values and cash surrender value could vary over time assuming constant hypothetical gross (after tax) annual investment returns of 0%, 6% and 12%. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual policy years. The policy benefits also will differ, depending on your premium allocations to each Subaccount of the VUL Account, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Subaccounts. The tables are for standard risk males and females who are nonsmokers. In states where cost of insurance rates are not based on the Insured's sex, the tables designated "male" apply to all standard risk insureds who are nonsmokers. Account values and cash surrender values may be lower for risk classes involving higher mortality risk. Planned premium payments are assumed to be paid at the beginning of each policy year.

    The death benefit, account value and cash surrender value amounts reflect the following current charges:

    1. A sales charge of 7.0% of premiums up to the target premium and 0% on amounts in excess of the target premium in policy years 1-7 and 0% of all premiums in policy years 8+.

    2. Monthly administrative charge of $5 per month ($10 per month guaranteed maximum in all states except New York and New Jersey. In New York and New Jersey guaranteed maximum is $7.50 per month.).

    3.  An average premium tax charge of 2.25%.

    4.  A federal tax charge of 1.5%.

    5. Cost of insurance charge. The tables illustrate cost of insurance at both the current rates and at the maximum rates guaranteed in the policies. See "Charges under the Policy" table.

    6. Mortality and expense risk charge, which is a monthly charge equivalent to .50% on an annual basis (or .25% on an annual basis after the 10th policy year) of your policy value. See "Charges under the Policy" table.

    These illustrations also assume an average investment advisory fee of .75% on an annual basis of the average daily net asset value of each of the Series of the Funds. They also assume other ongoing average Fund expenses of .22%. All other Fund expenses, except capital items such as brokerage commissions, are paid by the advisor or PLAC. Management may decide to limit the amount of expense reimbursement in the future. If expense reimbursement had not been in place for the fiscal year ended December 31, 1999, average total operating expenses for the Series would have been approximately .97% of the average net assets. See "Annual Fund Expenses" table.

    Taking into account the investment advisory fees and expenses, the gross annual investment return rates of 0%, 6% and 12% on the Funds' assets are equivalent to net annual investment return rates of approximately -.97%, 5.03% and 11.03%, respectively. For individual illustrations, interest rates ranging between 0% and 12% may be selected in place of the 0%, 6% and 12% rates.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the VUL Account in the future. If such tax charges are imposed in the future, then in order to produce after tax returns equal to those illustrated for 0%, 6% and 12%, a sufficiently higher amount in excess of the hypothetical interest rates would have to be earned.

    The second column of each table shows the amount that would accumulate if an amount equal to the premiums paid were invested to earn interest, after taxes, at 5% compounded annually. These tables show that if a policy is returned in its very early years for payment of its cash surrender value, that cash surrender value may be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a policy for a relatively short time may be high.

    On request, we will furnish the policyowner with a comparable illustration based on the age and sex of the proposed insured person(s), standard risk assumptions and the initial face amount and planned premium chosen.

                                           PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 1 OF 2

                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                               ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        739        739    100,000        788        788    100,000        837        837    100,000
        2      1,000      2,153      1,465      1,465    100,000      1,609      1,609    100,000      1,758      1,758    100,000
        3      1,000      3,310      2,176      2,176    100,000      2,463      2,463    100,000      2,773      2,773    100,000
        4      1,000      4,526      2,873      2,873    100,000      3,351      3,351    100,000      3,890      3,890    100,000
        5      1,000      5,802      3,554      3,554    100,000      4,273      4,273    100,000      5,118      5,118    100,000

        6      1,000      7,142      4,218      4,218    100,000      5,231      5,231    100,000      6,468      6,468    100,000
        7      1,000      8,549      4,864      4,864    100,000      6,224      6,224    100,000      7,952      7,952    100,000
        8      1,000     10,027      5,559      5,559    100,000      7,324      7,324    100,000      9,660      9,660    100,000
        9      1,000     11,578      6,232      6,232    100,000      8,462      8,462    100,000     11,536     11,536    100,000
       10      1,000     13,207      6,880      6,880    100,000      9,638      9,638    100,000     13,595     13,595    100,000

       11      1,000     14,917      7,557      7,557    100,000     10,914     10,914    100,000     15,932     15,932    100,000
       12      1,000     16,713      8,212      8,212    100,000     12,238     12,238    100,000     18,509     18,509    100,000
       13      1,000     18,599      8,842      8,842    100,000     13,610     13,610    100,000     21,352     21,352    100,000
       14      1,000     20,579      9,447      9,447    100,000     15,032     15,032    100,000     24,489     24,489    100,000
       15      1,000     22,657     10,026     10,026    100,000     16,505     16,505    100,000     27,953     27,953    100,000

       16      1,000     24,840     10,578     10,578    100,000     18,033     18,033    100,000     31,781     31,781    100,000
       17      1,000     27,132     11,102     11,102    100,000     19,615     19,615    100,000     36,012     36,012    100,000
       18      1,000     29,539     11,596     11,596    100,000     21,254     21,254    100,000     40,693     40,693    100,000
       19      1,000     32,066     12,058     12,058    100,000     22,952     22,952    100,000     45,871     45,871    104,777
       20      1,000     34,719     12,487     12,487    100,000     24,711     24,711    100,000     51,576     51,576    114,516

     @ 65      1,000     69,761     14,209     14,209    100,000     46,053     46,053    100,000    151,167    151,167    259,057

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.


                                           PHOENIX LIFE AND ANNUITY COMPANY                                           PAGE 2 OF 2

                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                             ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        530        530    100,000        571        571    100,000        613        613    100,000
        2      1,000      2,153      1,038      1,038    100,000      1,154      1,154    100,000      1,275      1,275    100,000
        3      1,000      3,310      1,523      1,523    100,000      1,746      1,746    100,000      1,989      1,989    100,000
        4      1,000      4,526      1,982      1,982    100,000      2,345      2,345    100,000      2,757      2,757    100,000
        5      1,000      5,802      2,414      2,414    100,000      2,950      2,950    100,000      3,584      3,584    100,000

        6      1,000      7,142      2,816      2,816    100,000      3,559      3,559    100,000      4,473      4,473    100,000
        7      1,000      8,549      3,186      3,186    100,000      4,168      4,168    100,000      5,427      5,427    100,000
        8      1,000     10,027      3,585      3,585    100,000      4,840      4,840    100,000      6,520      6,520    100,000
        9      1,000     11,578      3,947      3,947    100,000      5,512      5,512    100,000      7,697      7,697    100,000
       10      1,000     13,207      4,274      4,274    100,000      6,184      6,184    100,000      8,965      8,965    100,000

       11      1,000     14,917      4,562      4,562    100,000      6,852      6,852    100,000     10,333     10,333    100,000
       12      1,000     16,713      4,811      4,811    100,000      7,515      7,515    100,000     11,810     11,810    100,000
       13      1,000     18,599      5,020      5,020    100,000      8,171      8,171    100,000     13,407     13,407    100,000
       14      1,000     20,579      5,186      5,186    100,000      8,818      8,818    100,000     15,135     15,135    100,000
       15      1,000     22,657      5,305      5,305    100,000      9,452      9,452    100,000     17,007     17,007    100,000

       16      1,000     24,840      5,377      5,377    100,000     10,070     10,070    100,000     19,035     19,035    100,000
       17      1,000     27,132      5,392      5,392    100,000     10,664     10,664    100,000     21,233     21,233    100,000
       18      1,000     29,539      5,346      5,346    100,000     11,226     11,226    100,000     23,615     23,615    100,000
       19      1,000     32,066      5,229      5,229    100,000     11,748     11,748    100,000     26,197     26,197    100,000
       20      1,000     34,719      5,034      5,034    100,000     12,220     12,220    100,000     28,998     28,998    100,000

     @ 65      1,000     69,761         --         --         --     11,891     11,891    100,000     75,738     75,738    129,792

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 1 OF 2

                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                             ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        767        767    100,000        817        817    100,000        866        866    100,000
        2      1,000      2,153      1,518      1,518    100,000      1,665      1,665    100,000      1,819      1,819    100,000
        3      1,000      3,310      2,253      2,253    100,000      2,547      2,547    100,000      2,865      2,865    100,000
        4      1,000      4,526      2,970      2,970    100,000      3,461      3,461    100,000      4,014      4,014    100,000
        5      1,000      5,802      3,670      3,670    100,000      4,410      4,410    100,000      5,277      5,277    100,000

        6      1,000      7,142      4,350      4,350    100,000      5,392      5,392    100,000      6,663      6,663    100,000
        7      1,000      8,549      5,011      5,011    100,000      6,409      6,409    100,000      8,185      8,185    100,000
        8      1,000     10,027      5,720      5,720    100,000      7,534      7,534    100,000      9,934      9,934    100,000
        9      1,000     11,578      6,409      6,409    100,000      8,701      8,701    100,000     11,857     11,857    100,000
       10      1,000     13,207      7,078      7,078    100,000      9,910      9,910    100,000     13,974     13,974    100,000

       11      1,000     14,917      7,775      7,775    100,000     11,222     11,222    100,000     16,374     16,374    100,000
       12      1,000     16,713      8,456      8,456    100,000     12,589     12,589    100,000     19,026     19,026    100,000
       13      1,000     18,599      9,119      9,119    100,000     14,013     14,013    100,000     21,958     21,958    100,000
       14      1,000     20,579      9,765      9,765    100,000     15,498     15,498    100,000     25,201     25,201    100,000
       15      1,000     22,657     10,394     10,394    100,000     17,046     17,046    100,000     28,790     28,790    100,000

       16      1,000     24,840     11,005     11,005    100,000     18,660     18,660    100,000     32,761     32,761    100,000
       17      1,000     27,132     11,597     11,597    100,000     20,341     20,341    100,000     37,155     37,155    104,885
       18      1,000     29,539     12,169     12,169    100,000     22,094     22,094    100,000     42,003     42,003    115,092
       19      1,000     32,066     12,720     12,720    100,000     23,920     23,920    100,000     47,347     47,347    125,956
       20      1,000     34,719     13,248     13,248    100,000     25,821     25,821    100,000     53,236     53,236    137,538

     @ 65      1,000     69,761     16,996     16,996    100,000     49,877     49,877    100,000    157,155    157,155    305,594

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 2 OF 2

                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                             ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        575        575    100,000        618        618    100,000        661        661    100,000
        2      1,000      2,153      1,130      1,130    100,000      1,251      1,251    100,000      1,378      1,378    100,000
        3      1,000      3,310      1,663      1,663    100,000      1,898      1,898    100,000      2,155      2,155    100,000
        4      1,000      4,526      2,172      2,172    100,000      2,559      2,559    100,000      2,996      2,996    100,000
        5      1,000      5,802      2,655      2,655    100,000      3,229      3,229    100,000      3,905      3,905    100,000

        6      1,000      7,142      3,112      3,112    100,000      3,909      3,909    100,000      4,888      4,888    100,000
        7      1,000      8,549      3,540      3,540    100,000      4,597      4,597    100,000      5,950      5,950    100,000
        8      1,000     10,027      3,998      3,998    100,000      5,355      5,355    100,000      7,165      7,165    100,000
        9      1,000     11,578      4,428      4,428    100,000      6,126      6,126    100,000      8,485      8,485    100,000
       10      1,000     13,207      4,830      4,830    100,000      6,908      6,908    100,000      9,920      9,920    100,000

       11      1,000     14,917      5,203      5,203    100,000      7,703      7,703    100,000     11,481     11,481    100,000
       12      1,000     16,713      5,549      5,549    100,000      8,510      8,510    100,000     13,183     13,183    100,000
       13      1,000     18,599      5,865      5,865    100,000      9,330      9,330    100,000     15,040     15,040    100,000
       14      1,000     20,579      6,151      6,151    100,000     10,162     10,162    100,000     17,067     17,067    100,000
       15      1,000     22,657      6,406      6,406    100,000     11,004     11,004    100,000     19,282     19,282    100,000

       16      1,000     24,840      6,626      6,626    100,000     11,885     11,885    100,000     21,702     21,702    100,000
       17      1,000     27,132      6,811      6,811    100,000     12,713     12,713    100,000     24,351     24,351    100,000
       18      1,000     29,539      6,957      6,957    100,000     13,577     13,577    100,000     27,250     27,250    100,000
       19      1,000     32,066      7,061      7,061    100,000     14,442     14,442    100,000     30,424     30,424    100,000
       20      1,000     34,719      7,120      7,120    100,000     15,308     15,308    100,000     33,906     33,906    100,000

     @ 65      1,000     69,761      4,996      4,996    100,000     23,847     23,847    100,000     91,934     91,934    178,770

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 2 OF 2

                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                                             ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        739        739    100,739        787        787    100,787        836        836    100,836
        2      1,000      2,153      1,463      1,463    101,463      1,606      1,606    101,606      1,756      1,756    101,756
        3      1,000      3,310      2,172      2,172    102,172      2,458      2,458    102,458      2,768      2,768    102,768
        4      1,000      4,526      2,866      2,866    102,866      3,343      3,343    103,343      3,880      3,880    103,880
        5      1,000      5,802      3,543      3,543    103,543      4,261      4,261    104,261      5,102      5,102    105,102

        6      1,000      7,142      4,203      4,203    104,203      5,212      5,212    105,212      6,444      6,444    106,444
        7      1,000      8,549      4,843      4,843    104,843      6,196      6,196    106,196      7,916      7,916    107,916
        8      1,000     10,027      5,531      5,531    105,531      7,286      7,286    107,286      9,607      9,607    109,607
        9      1,000     11,578      6,195      6,195    106,195      8,410      8,410    108,410     11,460     11,460    111,460
       10      1,000     13,207      6,833      6,833    106,833      9,567      9,567    109,567     13,490     13,490    113,490

       11      1,000     14,917      7,500      7,500    107,500     10,825     10,825    110,825     15,792     15,792    115,792
       12      1,000     16,713      8,142      8,142    108,142     12,125     12,125    112,125     18,325     18,325    118,325
       13      1,000     18,599      8,757      8,757    108,757     13,467     13,467    113,467     21,110     21,110    121,110
       14      1,000     20,579      9,344      9,344    109,344     14,852     14,852    114,852     24,172     24,172    124,172
       15      1,000     22,657      9,902      9,902    109,902     16,280     16,280    116,280     27,540     27,540    127,540

       16      1,000     24,840     10,429     10,429    110,429     17,752     17,752    117,752     31,245     31,245    131,245
       17      1,000     27,132     10,925     10,925    110,925     19,267     19,267    119,267     35,321     35,321    135,321
       18      1,000     29,539     11,386     11,386    111,386     20,826     20,826    120,826     39,805     39,805    139,805
       19      1,000     32,066     11,810     11,810    111,810     22,427     22,427    122,427     44,739     44,739    144,739
       20      1,000     34,719     12,196     12,196    112,196     24,070     24,070    124,070     50,167     50,167    150,167

     @ 65      1,000     69,761     13,063     13,063    113,063     42,156     42,156    142,156    145,430    145,430    249,224

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 2 OF 2

                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                             ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        529        529    100,529        570        570    100,570        611        611    100,611
        2      1,000      2,153      1,034      1,034    101,034      1,149      1,149    101,149      1,270      1,270    101,270
        3      1,000      3,310      1,515      1,515    101,515      1,736      1,736    101,736      1,978      1,978    101,978
        4      1,000      4,526      1,969      1,969    101,969      2,329      2,329    102,329      2,738      2,738    102,738
        5      1,000      5,802      2,393      2,393    102,393      2,925      2,925    102,925      3,552      3,552    103,552

        6      1,000      7,142      2,787      2,787    102,787      3,521      3,521    103,521      4,424      4,424    104,424
        7      1,000      8,549      3,147      3,147    103,147      4,114      4,114    104,114      5,355      5,355    105,355
        8      1,000     10,027      3,532      3,532    103,532      4,766      4,766    104,766      6,416      6,416    106,416
        9      1,000     11,578      3,879      3,879    103,879      5,413      5,413    105,413      7,552      7,552    107,552
       10      1,000     13,207      4,189      4,189    104,189      6,053      6,053    106,053      8,767      8,767    108,767

       11      1,000     14,917      4,456      4,456    104,456      6,684      6,684    106,684     10,067     10,067    110,067
       12      1,000     16,713      4,683      4,683    104,683      7,302      7,302    107,302     11,458     11,458    111,458
       13      1,000     18,599      4,865      4,865    104,865      7,904      7,904    107,904     12,946     12,946    112,946
       14      1,000     20,579      5,002      5,002    105,002      8,488      8,488    108,488     14,540     14,540    114,540
       15      1,000     22,657      5,091      5,091    105,091      9,048      9,048    109,048     16,244     16,244    116,244

       16      1,000     24,840      5,128      5,128    105,128      9,580      9,580    109,580     18,066     18,066    118,066
       17      1,000     27,132      5,106      5,106    105,106     10,073     10,073    110,073     20,009     20,009    120,009
       18      1,000     29,539      5,019      5,019    105,019     10,518     10,518    110,518     22,078     22,078    122,078
       19      1,000     32,066      4,859      4,859    104,859     10,906     10,906    110,906     24,274     24,274    124,274
       20      1,000     34,719      4,618      4,618    104,618     11,222     11,222    111,222     26,602     26,602    126,602

     @ 65      1,000     69,761         --         --         --      7,831      7,831    107,831     58,463     58,463    158,463

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 1 OF 2

                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                             ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        766       766     100,766        816        816    100,816        866        866    100,866
        2      1,000      2,153      1,517     1,517     101,517      1,664      1,664    101,664      1,817      1,817    101,817
        3      1,000      3,310      2,250     2,250     102,250      2,543      2,543    102,543      2,861      2,861    102,861
        4      1,000      4,526      2,965     2,965     102,965      3,455      3,455    103,455      4,007      4,007    104,007
        5      1,000      5,802      3,662     3,662     103,662      4,400      4,400    104,400      5,265      5,265    105,265

        6      1,000      7,142      4,338     4,338     104,338      5,377      5,377    105,377      6,643      6,643    106,643
        7      1,000      8,549      4,994     4,994     104,994      6,386      6,386    106,386      8,155      8,155    108,155
        8      1,000     10,027      5,697     5,697     105,697      7,502      7,502    107,502      9,889      9,889    109,889
        9      1,000     11,578      6,378     6,378     106,378      8,656      8,656    108,656     11,793     11,793    111,793
       10      1,000     13,207      7,038     7,038     107,038      9,850      9,850    109,850     13,884     13,884    113,884

       11      1,000     14,917      7,726     7,726     107,726     11,146     11,146    111,146     16,255     16,255    116,255
       12      1,000     16,713      8,396     8,396     108,396     12,493     12,493    112,493     18,869     18,869    118,869
       13      1,000     18,599      9,047     9,047     109,047     13,893     13,893    113,893     21,754     21,754    121,754
       14      1,000     20,579      9,680     9,680     109,680     15,349     15,349    115,349     24,938     24,938    124,938
       15      1,000     22,657     10,293    10,293     110,293     16,862     16,862    116,862     28,452     28,452    128,452

       16      1,000     24,840     10,886    10,886     110,886     18,434     18,434    118,434     32,329     32,329    132,329
       17      1,000     27,132     11,457    11,457     111,457     20,066     20,066    120,066     36,608     36,608    136,608
       18      1,000     29,539     12,006    12,006     112,006     21,760     21,760    121,760     41,332     41,332    141,332
       19      1,000     32,066     12,530    12,530     112,530     23,517     23,517    123,517     46,543     46,543    146,543
       20      1,000     34,719     13,028    13,028     113,028     25,337     25,337    125,337     52,295     52,295    152,295

      @ 65      1,000     69,761     16,193    16,193     116,193     47,231     47,231    147,231    154,451    154,451    300,336

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 35.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 2 OF 2

                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                                             ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        574        574    100,574        617        617    100,617        660        660    100,660
        2      1,000      2,153      1,126      1,126    101,126      1,248      1,248    101,248      1,374      1,374    101,374
        3      1,000      3,310      1,656      1,656    101,656      1,891      1,891    101,891      2,146      2,146    102,146
        4      1,000      4,526      2,160      2,160    102,160      2,545      2,545    102,545      2,980      2,980    102,980
        5      1,000      5,802      2,638      2,638    102,638      3,207      3,207    103,207      3,879      3,879    103,879

        6      1,000      7,142      3,087      3,087    103,087      3,877      3,877    103,877      4,846      4,846    104,846
        7      1,000      8,549      3,505      3,505    103,505      4,551      4,551    104,551      5,888      5,888    105,888
        8      1,000     10,027      3,952      3,952    103,952      5,291      5,291    105,291      7,076      7,076    107,076
        9      1,000     11,578      4,369      4,369    104,369      6,039      6,039    106,039      8,360      8,360    108,360
       10      1,000     13,207      4,755      4,755    104,755      6,795      6,795    106,795      9,748      9,748    109,748

       11      1,000     14,917      5,111      5,111    105,111      7,556      7,556    107,556     11,251     11,251    111,251
       12      1,000     16,713      5,436      5,436    105,436      8,325      8,325    108,325     12,878     12,878    112,878
       13      1,000     18,599      5,730      5,730    105,730      9,099      9,099    109,099     14,643     14,643    114,643
       14      1,000     20,579      5,991      5,991    105,991      9,876      9,876    109,876     16,556     16,556    116,556
       15      1,000     22,657      6,217      6,217    106,217     10,654     10,654    110,654     18,629     18,629    118,629

       16      1,000     24,840      6,407      6,407    106,407     11,430     11,430    111,430     20,875     20,875    120,875
       17      1,000     27,132      6,558      6,558    106,558     12,203     12,203    112,203     23,310     23,310    123,310
       18      1,000     29,539      6,668      6,668    106,668     12,967     12,967    112,967     25,947     25,947    125,947
       19      1,000     32,066      6,731      6,731    106,731     13,716     13,716    113,716     28,802     28,802    128,802
       20      1,000     34,719      6,748      6,748    106,748     14,449     14,449    114,449     31,895     31,895    131,895

     @ 65      1,000     69,761      4,086      4,086    104,086     20,225     20,225    120,225     82,034     82,034    182,034

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 35.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 1 OF 2

                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 3

                                             ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        738        738    101,000        787        787    101,000        836        836    101,000
        2      1,000      2,153      1,462      1,462    102,000      1,606      1,606    102,000      1,756      1,756    102,000
        3      1,000      3,310      2,171      2,171    103,000      2,457      2,457    103,000      2,767      2,767    103,000
        4      1,000      4,526      2,864      2,864    104,000      3,341      3,341    104,000      3,879      3,879    104,000
        5      1,000      5,802      3,540      3,540    105,000      4,258      4,258    105,000      5,101      5,101    105,000

        6      1,000      7,142      4,198      4,198    106,000      5,209      5,209    106,000      6,443      6,443    106,000
        7      1,000      8,549      4,836      4,836    107,000      6,192      6,192    107,000      7,915      7,915    107,000
        8      1,000     10,027      5,521      5,521    108,000      7,280      7,280    108,000      9,608      9,608    108,000
        9      1,000     11,578      6,181      6,181    109,000      8,403      8,403    109,000     11,464     11,464    109,000
       10      1,000     13,207      6,814      6,814    110,000      9,559      9,559    110,000     13,499     13,499    110,000

       11      1,000     14,917      7,476      7,476    111,000     10,815     10,815    111,000     15,809     15,809    111,000
       12      1,000     16,713      8,113      8,113    112,000     12,115     12,115    112,000     18,353     18,353    112,000
       13      1,000     18,599      8,721      8,721    113,000     13,457     13,457    113,000     21,153     21,153    113,000
       14      1,000     20,579      9,300      9,300    114,000     14,843     14,843    114,000     24,240     24,240    114,000
       15      1,000     22,657      9,847      9,847    115,000     16,273     16,273    115,000     27,641     27,641    115,000

       16      1,000     24,840     10,362     10,362    116,000     17,748     17,748    116,000     31,393     31,393    116,000
       17      1,000     27,132     10,842     10,842    117,000     19,269     19,269    117,000     35,533     35,533    117,000
       18      1,000     29,539     11,285     11,285    118,000     20,835     20,835    118,000     40,103     40,103    118,000
       19      1,000     32,066     11,688     11,688    119,000     22,447     22,447    119,000     45,152     45,152    119,000
       20      1,000     34,719     12,048     12,048    120,000     24,105     24,105    120,000     50,733     50,733    120,000

     @ 65      1,000     69,761     12,121     12,121    130,000     42,890     42,890    130,000    148,917    148,917    255,200

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 26.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 2 OF 2

                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 3

                                             ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        528        528    101,000        569        569    101,000        611        611    101,000
        2      1,000      2,153      1,032      1,032    102,000      1,147      1,147    102,000      1,268      1,268    102,000
        3      1,000      3,310      1,509      1,509    103,000      1,731      1,731    103,000      1,973      1,973    103,000
        4      1,000      4,526      1,959      1,959    104,000      2,320      2,320    104,000      2,730      2,730    104,000
        5      1,000      5,802      2,377      2,377    105,000      2,909      2,909    105,000      3,539      3,539    105,000

        6      1,000      7,142      2,762      2,762    106,000      3,498      3,498    106,000      4,404      4,404    106,000
        7      1,000      8,549      3,110      3,110    107,000      4,080      4,080    107,000      5,327      5,327    107,000
        8      1,000     10,027      3,482      3,482    108,000      4,720      4,720    108,000      6,379      6,379    108,000
        9      1,000     11,578      3,811      3,811    109,000      5,351      5,351    109,000      7,504      7,504    109,000
       10      1,000     13,207      4,099      4,099    110,000      5,973      5,973    110,000      8,709      8,709    110,000

       11      1,000     14,917      4,340      4,340    111,000      6,579      6,579    111,000      9,997      9,997    111,000
       12      1,000     16,713      4,534      4,534    112,000      7,170      7,170    112,000     11,376     11,376    112,000
       13      1,000     18,599      4,677      4,677    113,000      7,739      7,739    113,000     12,854     12,854    113,000
       14      1,000     20,579      4,768      4,768    114,000      8,284      8,284    114,000     14,438     14,438    114,000
       15      1,000     22,657      4,801      4,801    115,000      8,798      8,798    115,000     16,137     16,137    115,000

       16      1,000     24,840      4,772      4,772    116,000      9,275      9,275    116,000     17,958     17,958    116,000
       17      1,000     27,132      4,671      4,671    117,000      9,703      9,703    117,000     19,908     19,908    117,000
       18      1,000     29,539      4,490      4,490    118,000     10,071     10,071    118,000     21,994     21,994    118,000
       19      1,000     32,066      4,218      4,218    119,000     10,366     10,366    119,000     24,224     24,224    119,000
       20      1,000     34,719      3,843      3,843    120,000     10,571     10,571    120,000     26,604     26,604    120,000

     @ 65      1,000     69,761         --         --         --      3,657      3,657    130,000     62,750     62,750    130,000

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 26.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 1 OF 2

                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 3

                                             ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        766        766    101,000        816        816    101,000        866        866    101,000
        2      1,000      2,153      1,516      1,516    102,000      1,664      1,664    102,000      1,817      1,817    102,000
        3      1,000      3,310      2,249      2,249    103,000      2,543      2,543    103,000      2,861      2,861    103,000
        4      1,000      4,526      2,964      2,964    104,000      3,454      3,454    104,000      4,007      4,007    104,000
        5      1,000      5,802      3,659      3,659    105,000      4,398      4,398    105,000      5,264      5,264    105,000

        6      1,000      7,142      4,335      4,335    106,000      5,374      5,374    106,000      6,643      6,643    106,000
        7      1,000      8,549      4,988      4,988    107,000      6,383      6,383    107,000      8,155      8,155    107,000
        8      1,000     10,027      5,689      5,689    108,000      7,498      7,498    108,000      9,891      9,891    108,000
        9      1,000     11,578      6,367      6,367    109,000      8,652      8,652    109,000     11,798     11,798    109,000
       10      1,000     13,207      7,023      7,023    110,000      9,845      9,845    110,000     13,894     13,894    110,000

       11      1,000     14,917      7,708      7,708    111,000     11,140     11,140    111,000     16,272     16,272    111,000
       12      1,000     16,713      8,374      8,374    112,000     12,487     12,487    112,000     18,897     18,897    112,000
       13      1,000     18,599      9,020      9,020    113,000     13,888     13,888    113,000     21,796     21,796    113,000
       14      1,000     20,579      9,647      9,647    114,000     15,345     15,345    114,000     24,999     24,999    114,000
       15      1,000     22,657     10,253     10,253    115,000     16,861     16,861    115,000     28,540     28,540    115,000

       16      1,000     24,840     10,837     10,837    116,000     18,437     18,437    116,000     32,454     32,454    116,000
       17      1,000     27,132     11,399     11,399    117,000     20,074     20,074    117,000     36,783     36,783    117,000
       18      1,000     29,539     11,937     11,937    118,000     21,776     21,776    118,000     41,571     41,571    118,000
       19      1,000     32,066     12,448     12,448    119,000     23,542     23,542    119,000     46,866     46,866    124,675
       20      1,000     34,719     12,931     12,931    120,000     25,375     25,375    120,000     52,705     52,705    136,165

     @ 65      1,000     69,761     15,696     15,696    130,000     47,845     47,845    130,000    155,750    155,750    302,862

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 32.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                            PHOENIX LIFE AND ANNUITY COMPANY                                          PAGE 2 OF 2

                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

                                 PHOENIX CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE
                                        UNIVERSAL LIFE INSURANCE POLICY OPTION 3

                                             ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
        1      1,000      1,050        574        574    101,000        616        616    101,000        659        659    101,000
        2      1,000      2,153      1,125      1,125    102,000      1,246      1,246    102,000      1,372      1,372    102,000
        3      1,000      3,310      1,652      1,652    103,000      1,887      1,887    103,000      2,143      2,143    103,000
        4      1,000      4,526      2,153      2,153    104,000      2,538      2,538    104,000      2,974      2,974    104,000
        5      1,000      5,802      2,626      2,626    105,000      3,197      3,197    105,000      3,870      3,870    105,000

        6      1,000      7,142      3,069      3,069    106,000      3,861      3,861    106,000      4,833      4,833    106,000
        7      1,000      8,549      3,479      3,479    107,000      4,528      4,528    107,000      5,870      5,870    107,000
        8      1,000     10,027      3,915      3,915    108,000      5,259      5,259    108,000      7,053      7,053    108,000
        9      1,000     11,578      4,320      4,320    109,000      5,997      5,997    109,000      8,332      8,332    109,000
       10      1,000     13,207      4,690      4,690    110,000      6,740      6,740    110,000      9,715      9,715    110,000

       11      1,000     14,917      5,027      5,027    111,000      7,487      7,487    111,000     11,214     11,214    111,000
       12      1,000     16,713      5,330      5,330    112,000      8,238      8,238    112,000     12,840     12,840    112,000
       13      1,000     18,599      5,597      5,597    113,000      8,992      8,992    113,000     14,606     14,606    113,000
       14      1,000     20,579      5,827      5,827    114,000      9,747      9,747    114,000     16,524     16,524    114,000
       15      1,000     22,657      6,017      6,017    115,000     10,499     10,499    115,000     18,608     18,608    115,000

       16      1,000     24,840      6,164      6,164    116,000     11,245     11,245    116,000     20,874     20,874    116,000
       17      1,000     27,132      6,266      6,266    117,000     11,983     11,983    117,000     23,338     23,338    117,000
       18      1,000     29,539      6,318      6,318    118,000     12,707     12,707    118,000     26,021     26,021    118,000
       19      1,000     32,066      6,313      6,313    119,000     13,411     13,411    119,000     28,941     28,941    119,000
       20      1,000     34,719      6,251      6,251    120,000     14,092     14,092    120,000     32,123     32,123    120,000

     @ 65      1,000     69,761      1,791      1,791    130,000     18,736     18,736    130,000     86,116     86,116    167,455

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 32.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.47% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                                                     [VERSION C]

                                                               PHOENIX EXECUTIVE
                                                                     BENEFIT VUL

                                                      DEVELOPED FOR CLARK BARDES

                                                         VARIABLE UNIVERSAL LIFE
                                                                INSURANCE POLICY


                                                                       Issued by

                                                                PHOENIX LIFE AND
                                                                 ANNUITY COMPANY


FOR POLICYHOLDER SERVICE, PLEASE CONTACT US AT:

[envelope]  ANDESA TPA, INC.
            1605 N CEDAR CREST BLVD, SUITE 502
            ALLENTOWN, PA 18104
[telephone] 610/439-5256




PROSPECTUS                                                           MAY 1, 2000



This prospectus describes an individual flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force.

You may allocate net premiums and cash value to one or more of the Subaccounts of the VUL Account and the Guaranteed Interest Account. The assets of each Subaccount will be used to purchase, at net asset value, shares of a series in the following designated underlying funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
[diamond] Phoenix-Aberdeen New Asia Series

MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
[diamond] Phoenix-Bankers Trust Dow 30 Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series
[diamond] Phoenix-Federated U.S. Government Bond Series
[diamond] Phoenix-Janus Equity Income Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series
[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Schafer Mid-Cap Value Series

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

MANAGED BY BANKERS TRUST COMPANY
[diamond] EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.

[diamond] Technology Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED
[diamond] Templeton Growth Securities Fund -- Class 2

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
[diamond] Templeton Asset Strategy Fund -- Class 2
[diamond] Templeton International Securities Fund -- Class 2

MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
[diamond] Templeton Developing Markets Securities Fun -- Class 2

MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
[diamond] Mutual Shares Securities Fund -- Class 2

WANGER ADVISORS TRUST
---------------------
MANAGED BY WANGER ASSET MANAGEMENT, L.P.
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap

   It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

   The policy is not a deposit or obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

   The Securities and Exchange Commission has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   This prospectus is valid only if accompanied or preceded by current prospectuses for the funds. You should read and keep these prospectuses for future reference.

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------

PART I--GENERAL POLICY PROVISIONS........................  5
    SUMMARY .............................................  5
        Availability.....................................  5
        Underwriting.....................................  5
        Charges under the Policy.........................  5
        Deductions from Premiums.........................  7
            Sales Charge.................................  7
            State Premium Tax Charge.....................  7
            Deferred Acquisition Cost ("DAC") Tax
             Charge......................................  7
        Policy Value Charges.............................  7
            Administrative Charge........................  7
            Cost of Insurance............................  7
            Mortality and Expense Risk Fee...............  7
            Rider Charge.................................  7
            Charges for Federal Income Taxes.............  7
            Fund Charges.................................  7
        Other Charges....................................  9
            Partial Surrender Fee........................  9
            Loan Interest Rate Expense Charge............  9
        Reduction in Charges.............................  9
    PHOENIX LIFE AND ANNUITY COMPANY AND THE
     VUL ACCOUNT......................................... 10
        PLAC............................................. 10
        The VUL Account.................................. 10
    PERFORMANCE HISTORY.................................. 10
    INVESTMENTS OF THE VUL ACCOUNT....................... 10
        Participating Investment Funds................... 10
        Investment Advisors.............................. 13
        Services of the Advisors......................... 14
        Reinvestment and Redemption...................... 14
        Substitution of Investments...................... 14
        The Guaranteed Interest Account.................. 14
    PREMIUMS............................................. 15
        Minimum Premiums................................. 15
        Allocation of Issue Premium...................... 15
        Free Look Period................................. 15
        Account Value.................................... 15
            Transfer of Policy Value..................... 15
            Systematic Transfers for Dollar Cost
             Averaging................................... 16
        Automatic Asset Rebalancing...................... 16
        Determination of Subaccount Values............... 16
        Death Benefit under the Policy................... 17
            Minimum Face Amount.......................... 17
            Death Benefit Options........................ 17
        Changes in Face Amount of Insurance.............. 17
            Requests for Increase in Face Amount......... 17
        Decreases in Face Amount and Partial
         Surrender: Effect on Death Benefit.............. 18
            Requests for Decrease in Face Amount......... 18
        Surrenders....................................... 18
            General...................................... 18
            Full Surrenders.............................. 18
            Partial Surrenders........................... 18
        Policy Loans..................................... 18
            Source of Loan............................... 19
            Interest..................................... 19
            Interest Credited on Loaned Value............ 19
            Repayment.................................... 19
            Effect of Loan............................... 19
        Lapse............................................ 19
        Additional Insurance Option...................... 19
        Additional Rider Benefits........................ 20
PART II--ADDITIONAL POLICY PROVISIONS.................... 20
        Postponement of Payments......................... 20
        Payment by Check................................. 20
        The Contract..................................... 20
        Suicide.......................................... 20
        Incontestability................................. 21
        Change of Owner or Beneficiary................... 21
        Assignment....................................... 21
        Misstatement of Age or Sex....................... 21
        Surplus.......................................... 21
    PAYMENT OF PROCEEDS.................................. 21
        Surrender and Death Benefit Proceeds............. 21
        Payment Options.................................. 21
            Option 1--Lump Sum........................... 21
            Option 2--Left to Earn Interest.............. 21
            Option 3--Payment for a Specific Period...... 21
            Option 4--Life Annuity with Specified
             Period Certain.............................. 21
            Option 5--Life Annuity....................... 22
            Option 6--Payments of a Specified
             Amount...................................... 22
            Option 7--Joint Survivorship Annuity with
             10-Year Period Certain...................... 22
PART III--OTHER IMPORTANT INFORMATION.................... 22
    FEDERAL INCOME TAX CONSIDERATIONS.................... 22
        Introduction..................................... 22
        PLAC's Income Tax Status......................... 22
        Policy Benefits.................................. 22
            Death Benefit Proceeds....................... 22
            Full Surrender............................... 23
            Partial Surrender............................ 23
            Loans........................................ 23
        Business-Owned Policies.......................... 23
        Modified Endowment Contracts..................... 23
            Reduction in Benefits During the First 7
             Years....................................... 23
            Distributions Affected....................... 23
            Penalty Tax.................................. 24
            Material Change Rules........................ 24
            Serial Purchase of Modified Endowment
             Contracts................................... 24
        Limitations on Unreasonable Mortality and
         Expense Charges................................. 24
        Diversification Standards........................ 24

        Change of Ownership or Insured or
         Assignment...................................... 25
        Other Taxes...................................... 25
    VOTING RIGHTS ....................................... 25
    THE DIRECTORS AND EXECUTIVE OFFICERS OF PLAC......... 25
    SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS ............. 26
    SALES OF POLICIES ................................... 26
    STATE REGULATION .................................... 26
    REPORTS ............................................. 26
    LEGAL PROCEEDINGS ................................... 26
    LEGAL MATTERS ....................................... 26
    REGISTRATION STATEMENT .............................. 26
    FINANCIAL STATEMENTS ................................ 27
    APPENDIX A GLOSSARY OF SPECIAL TERMS................. 44
    APPENDIX B PERFORMANCE HISTORY....................... 45
    APPENDIX C ILLUSTRATIONS............................. 49


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO BROKER-DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                        PART I--GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
    This is a summary that describes the general provisions of the policy.

    Certain provisions of the policy described in this prospectus may differ in a particular state because of specific state requirements.

    Throughout the prospectus, Phoenix Life and Annuity Company is referred to as PLAC, we, us or our and the policyholder is referred to as you or your.

    We define the following terms in the Glossary of Appendix A:

    ATTAINED AGE                   POLICY ANNIVERSARY
    BENEFICIARY                    POLICY DATE
    DEBT                           POLICY VALUE
    FUNDS                          POLICY YEAR
    GENERAL ACCOUNT                SERIES
    ISSUE PREMIUM                  SUBACCOUNTS
    MONTHLY CALCULATION DAY        TARGET PREMIUM
    NET ASSET VALUE                VALUATION DATE
    PAYMENT DATE                   VALUATION PERIOD
    PLANNED ANNUAL PREMIUM         VUL ACCOUNT (ACCOUNT)

    If there is ever a difference between the provisions within this prospectus and the provisions of the policy, the policy provisions will control.

AVAILABILITY

    The policy is available on a "case" basis. We may consider one person as a case. Policies within a case are aggregated for purposes of determining policy dates, loan rates and underwriting requirements. If an individual owns the policy as part of a case, he or she may exercise all rights under the policy through his or her employer or sponsoring organization. After termination of employment or other such relationship, the individual may exercise such rights directly with us.

    For fully underwritten policies, the age of the insured at the time of issue generally must be between ages 18 through 85 as of his or her birthday nearest policy anniversary.

    For policies that are underwritten using simplified or guaranteed issue programs, generally the maximum age of the Insured at the time of issue is age 70 for simplified and 64 for guaranteed issue.

    The minimum face amount of insurance per policy issued is $50,000.

    You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective Insured consents.

UNDERWRITING
    Currently, we offer 3 types of underwriting:

[diamond] fully underwritten;

[diamond] simplified issue underwriting; and

[diamond] guaranteed issue underwriting.

    Your cost of insurance charges will vary based on the type of underwriting we use.

CHARGES UNDER THE POLICY
    We deduct certain charges from your policy to compensate us for:

    1.  our expenses in selling the policy;

    2.  underwriting and issuing the policy;

    3.  premium and federal taxes incurred on premiums received;

    4.  providing insurance benefits under your policy; and

    5.  assuming certain risks in connection with the policy.

    These charges are summarized in the following chart.


                            CHARGES UNDER THE POLICY

                CHARGES                                     CURRENT RATE                           GUARANTEED RATE
------------------------------------------------- --------------------------------------- ---------------------------------------
DEDUCTIONS FROM         SALES CHARGE              Policy years 1 - 7: 5.0% of premiums    Policy years 1 - 7: 5.0% of premiums.
PREMIUMS                                          up to the target premium and 0% on
                                                  amounts  in excess of the target        Policy year 8+: 2.0% of all premiums.
                                                  premium.
                                                  Policy year 8+: 0% of all premiums.
                        ------------------------- --------------------------------------- ---------------------------------------
                        STATE PREMIUM             0.75% to 4.0% of each premium up to     This charge will always equal the
                        TAX                       the target premium depending on your    applicable state rate.
                                                  state's applicable rate.
                        ------------------------- --------------------------------------- ---------------------------------------
                        DEFERRED ACQUISITION      1.5% of each premium up to the target   This charge will always equal the
                        COST TAX CHARGE           premium.                                actual cost to us for the DAC tax.
                        (DAC TAX)
 ----------------------- ------------------------- --------------------------------------- ---------------------------------------
POLICY VALUE CHARGES    ADMINISTRATIVE CHARGE     $5 per month ($60 annually)             $10 per month ($120 annually) except
                                                                                          New  York, $7.50 per month ($90
                                                                                          annually)
                        ------------------------- --------------------------------------- ---------------------------------------
                        COST OF INSURANCE CHARGE  A per thousand rate multiplied by the   The maximum monthly cost of insurance
                                                  amount at risk each month. This         charge for each $1,000 of insurance
                                                  charge varies by the Insured's issue    is shown on your policy's schedule
                                                  age, policy duration, gender and        pages.
                                                  underwriting class.
                        ------------------------- --------------------------------------- ---------------------------------------
                        MORTALITY AND EXPENSE     0.40% annually in policy years 1-10     0.90% annually in all policy years
                        RISK                      0.25% annually in policy years 11+
                        FEE
                        ------------------------- --------------------------------------- ---------------------------------------
                        FUND CHARGES              SEE FUND CHARGE TABLE                   SEE FUND CHARGE TABLE
----------------------- ------------------------- --------------------------------------- ---------------------------------------
OTHER CHARGES           PARTIAL SURRENDER FEE     None                                    2.0% of the amount withdrawn, but not
                                                                                          greater than $25.
                        ------------------------- --------------------------------------- ---------------------------------------
                        TRANSFERS BETWEEN         None                                    $10 per transfer after the first 2
                        SUBACCOUNTS                                                       transfers in any given policy year,
                                                                                          (after 12 transfers in New York).
                        ------------------------- --------------------------------------- ---------------------------------------
                        LOAN INTEREST RATE        The rates in effect before the 16th     The guaranteed rates before the
                        CHARGED                   policy year and before the Insured      Insured reaches 65 for all states are:
                                                  reaches  age 65 in all  states  except      Policy year 1 - 10:      4.75%
                                                  New York and New Jersey are:                Policy year 11 - 15:     4.50%
                                                      Policy year 1 - 10:      2.75%          Policy year 16+:         4.25%
                                                      Policy year 11 - 15:     2.50%
                                                      Policy year 16+: 2.25%
                                                  The rates in effect before the
                                                  16th policy year and before
                                                  the Insured reaches age 65 in
                                                  New York and New Jersey are:
                                                      Policy year 1 - 10:      4.75%
                                                      Policy year 11 - 15:     4.50%
                                                      Policy year 16+:         4.25%
----------------------- ------------------------- --------------------------------------- ---------------------------------------

DEDUCTIONS FROM PREMIUMS
    Before we allocate your premium to the Subaccounts or the Guaranteed Interest Account, we deduct a sales charge, a state premium tax and a federal tax to cover the estimated cost to us for deferred acquisition costs.

SALES CHARGE
    We deduct a sales charge from your premium for the costs we incur in the sales and distribution of the policies. We will refund a portion of the sales charge to you as part of the cash surrender value if you surrender your policy within the first 3 policy years according to the following schedule:

    Policy Year 1:     100.00%

    Policy Year 2:      66.67%

    Policy Year 3:      33.33%

STATE PREMIUM TAX CHARGE
    States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes assessed against us by the state.

    We may increase or decrease this charge if there is a change in the tax or change of residence.

DEFERRED ACQUISITION COST ("DAC") TAX CHARGE

    This tax is associated with our federal income tax liability under Internal Revenue Code Section 848.

POLICY VALUE CHARGES
    On each monthly calculation day, we deduct the following charges from your policy value:

    1.  administrative charge

    2.  cost of insurance charge

    3.  mortality and expense risk fee

    4.  a charge for the cost of riders if applicable

    The amount deducted is allocated among the Subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you. You initially select this schedule in your application.

1.  ADMINISTRATIVE CHARGE
    We assess a monthly charge for the expenses we incur in administering the policy. This charge reimburses us for the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.


2.  COST OF INSURANCE
    We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. This charge is based on:

[diamond] Insured's gender;

[diamond] Insured's age at issue;

[diamond] policy year in which we make the deduction;

[diamond] Insured's tobacco use classification;

[diamond] rating class of the policy; and

[diamond] underwriting classification of the case.

    To determine the monthly cost of insurance, we multiply the appropriate cost of insurance rate by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time.

3.  MORTALITY AND EXPENSE RISK FEE
    We charge the Subaccounts for the mortality and expense risks we assume. This charge is deducted from the value of each Subaccount's assets attributable to the policies.

    The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

    The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated.

    If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

4.  RIDER CHARGE
    We will deduct any applicable monthly rider charges for the additional benefit provided to you by the rider.

CHARGES FOR FEDERAL INCOME TAXES
    We currently do not charge the VUL Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the VUL Account.

FUND CHARGES
    Please refer to the following chart for a listing of fund charges.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                    OTHER EXPENSES  TOTAL EXPENSES   TOTAL EXPENSES
                          SERIES                           MANAGEMENT   RULE 12B-1      BEFORE          BEFORE           AFTER
                                                              FEES         FEES    REIMBURSEMENT(1) REIMBURSEMENT   REIMBURSEMENT(2)
 -----------------------------------------------------------------------------------------------------------------------------------
 THE PHOENIX EDGE SERIES FUND
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                                .75%         N/A           .26%            1.01%           1.01%
 Phoenix-Aberdeen New Asia                                    1.00%         N/A          1.39%            2.39%           1.25%
 Phoenix-Bankers Trust Dow 30                                  .35%         N/A          1.40%(4)         1.75%(4)         .50%
 Phoenix-Duff & Phelps Real Estate Securities                  .75%         N/A           .56%            1.31%           1.00%
 Phoenix-Engemann Capital Growth                               .62%         N/A           .06%             .68%            .68%
 Phoenix-Engemann Nifty Fifty                                  .90%         N/A           .53%            1.43%           1.05%
 Phoenix-Federated U.S. Government Bond                        .60%         N/A          1.70%(4)         2.30%(4)         .75%
 Phoenix-Goodwin Money Market                                  .40%         N/A           .17%             .57%            .55%
 Phoenix-Goodwin Multi-Sector Fixed Income                     .50%         N/A           .21%             .71%            .65%
 Phoenix-Hollister Value Equity                                .70%         N/A          1.33%            2.03%            .85%
 Phoenix-J.P. Morgan Research Enhanced Index                   .45%         N/A           .30%             .75%            .55%
 Phoenix-Janus Equity Income                                   .85%         N/A          1.40%(4)         2.25%(4)        1.00%
 Phoenix-Janus Flexible Income                                 .80%         N/A          1.65%(4)         2.45%(4)         .95%
 Phoenix-Janus Growth                                          .85%         N/A          1.05%(4)         1.90%(4)        1.00%
 Phoenix-Morgan Stanley Focus Equity                           .85%         N/A          1.30%(4)         2.15%(4)        1.00%
 Phoenix-Oakhurst Balanced                                     .54%         N/A           .16%             .70%            .70%
 Phoenix-Oakhurst Growth and Income                            .70%         N/A           .31%            1.01%            .85%
 Phoenix-Oakhurst Strategic Allocation                         .58%         N/A           .12%             .70%            .70%
 Phoenix-Schafer Mid-Cap Value                                1.05%         N/A          1.53%            2.58%           1.20%
 Phoenix-Seneca Mid-Cap Growth                                 .80%         N/A          1.24%            2.04%           1.05%
 Phoenix-Seneca Strategic Theme                                .75%         N/A           .22%             .97%            .97%

 DEUTSCHE ASSET MANAGEMENT VIT FUNDS
 -----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                       .45%         N/A           .69%          1.15%            .65%

 FEDERATED INSURANCE SERIES
 -----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II              .60%         N/A           .24%           .84%            .84%
 Federated High Income Bond Fund II                            .60%         N/A           .19%           .79%            .79%

 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 -----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                          .80%         N/A          1.85%(4)       2.65%(4)        1.15%

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 -----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund--Class 2(6)                      .60%        .25%(3)        .19%          1.04%           1.04%
 Templeton Asset Strategy Fund--Class 2(5,6)                    .60%        .25%(3)        .18%          1.03%           1.03%
 Templeton Developing Markets Securities Fund--Class 2(5,6)    1.25%        .25%(3)        .31%          1.81%           1.81%
 Templeton Growth Securities Fund--Class 2(6)                   .83%        .25%(3)        .05%          1.13%           1.13%
 Templeton International Securities Fund--Class 2(5,6)          .69%        .25%(3)        .19%          1.13%           1.13%

 WANGER ADVISORS TRUST
 -----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                         1.00%         N/A          2.45%          3.45%           1.45%
 Wanger International Small Cap                               1.25%         N/A           .24%          1.49%           1.49%
 Wanger Twenty                                                 .95%         N/A          1.17%          2.12%           1.35%
 Wanger U.S. Small Cap                                         .95%         N/A           .07%          1.02%           1.02%

 -----------------------------------------------------------------------------------------------------------------------------------

1 Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
2 Reflects the effect of any management fee waivers and reimbursement of expenses.
3 The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
4 These figures are estimates; these series have been available for less than six months as of the date of this prospectus.
5 On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00.
6 The table shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:

------------------------------------------------------------------------------------------------------------------------------------

ESTIMATED ANNUAL EXPENSES FROM  5/1/00                MANAGEMENT FEES    RULE 12B-1 FEES   OTHER EXPENSES   TOTAL OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                     .60%              .25%              .19%                 1.04%
Templeton Asset Strategy Fund - Class 2                     .60%              .25%              .14%                  .99%
Templeton Developing Markets Securities Fund - Class 2     1.25%              .25%              .29%                 1.79%
Templeton Growth Securities Fund - Class 2                  .80%              .25%              .05%                 1.10%
Templeton International Securities Fund - Class 2           .65%              .25%              .20%                 1.10%
------------------------------------------------------------------------------------------------------------------------------------

OTHER CHARGES

PARTIAL SURRENDER FEE
    We reserve the right to deduct a charge from each withdrawal.

LOAN INTEREST RATE EXPENSE CHARGE
    We deduct a charge from the loan interest rate. This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year.

REDUCTION IN CHARGES
    The policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including our employees and their family members) and for special exchange programs that we may make available, we reserve the right to reduce or eliminate the sales load, mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] the total premium expected to be paid,

[diamond] the total assets under management for the policyowner,

[diamond]  the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased,


and other circumstances which in our opinion are rationally related to the expected reduction in expenses. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.

PHOENIX LIFE AND ANNUITY COMPANY AND
THE VUL ACCOUNT
--------------------------------------------------------------------------------
PLAC

    We are a wholly owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix"). Our executive office is located at One American Row, Hartford, Connecticut 06102-5056, and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. We are a Connecticut stock company, formed to write life insurance and annuity contracts. Formerly, PLAC was Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomiciled to Connecticut in April, 1997.


THE VUL ACCOUNT
    The VUL Account is a separate account of PLAC, established on July 1, 1996 and governed under the laws of Connecticut. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the VUL Account or PLAC by the SEC.

    The VUL Account is divided into Subaccounts, each of which is available for allocation of policy value. Each Subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional Subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the VUL Account--Participating Investment Funds."

    PLAC does not guarantee the investment performance of the VUL Account or any of its Subaccounts. Contributions to the overall policy value allocated to the VUL Account depend on the chosen Fund's investment performance. Thus, you bear the full investment risk for all monies invested in the VUL Account.

    The VUL Account is part of the general business of PLAC, but the gains or losses of the VUL Account belong solely to the VUL Account. The gains or losses of any other business we may conduct do not affect the VUL Account. Under Connecticut law, the assets of the VUL Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, obligations arising under the policy are general corporate obligations of PLAC.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the VUL Account Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See "Appendix B" for more information.

INVESTMENTS OF THE VUL ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts invest in corresponding series of The Phoenix Edge Series Fund. The following series are currently available:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is a high total return consistent with reasonable risk. The Phoenix-Aberdeen International Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the series is long-term capital appreciation. The Phoenix-Aberdeen New Asia Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial AverageSM (the "DJIASM") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is capital appreciation and income with approximately equal emphasis. Under normal circumstances, the Phoenix-Duff & Phelps Real Estate Securities Series invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Capital Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is long-term capital appreciation. The Phoenix-Engemann Nifty Fifty Series invests in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the series' assets are invested in common stocks of high quality growth companies. The remaining portion is invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES:
The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the series is long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is high total return. The Phoenix Research Enhanced Index Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. It invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Oakhurst Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Oakhurst Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the series is long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series invests in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Seneca Mid-Cap Growth Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Seneca Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    A certain Subaccount invests in a corresponding series of the Deutsche Asset Management VIT Funds. The following series is currently available:

    EAFE(R) EQUITY INDEX FUND: The series seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major stock market performance of companies in Europe, Australia and the Far East. The series invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    Certain Subaccounts invest in corresponding Series of the Federated Insurance Series. The following Series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the series is current income. The Federated Fund for U.S. Government Securities II invests primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the series is high current income. The Federated High Income Bond Fund II invests primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    A certain subaccount invests in a corresponding series of The Universal Institutional Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Certain Subaccounts invest in Class 2 shares of a corresponding fund of the Templeton Variable Insurance Products Trust. The following funds are currently available:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation, and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

WANGER ADVISORS TRUST
    Certain Subaccounts invest in corresponding series of the Wanger Advisors Trust. The following series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the series is long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security. There can be no assurance that any series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of all of the funds may be sold to other separate accounts of Phoenix or its affiliates. Shares of certain funds may also be sold to the separate accounts of other insurance companies.

    It is possible that in the future there may be no advantage for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither PLAC nor the Funds' trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contractowners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contractowners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from:

[diamond] changes in state insurance laws;

[diamond] changes in federal income tax laws;

[diamond] changes in the investment management of any portfolio of the Fund(s);
          or

[diamond] differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contractowners.

    We will remedy such material conflicts at our expense, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:

[diamond] Phoenix-Goodwin Money Market Series

[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series

[diamond] Phoenix-Hollister Value Equity Series

[diamond] Phoenix-Oakhurst Balanced Series

[diamond] Phoenix-Oakhurst Growth and Income Series

[diamond] Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond] Phoenix-Aberdeen International Advisors, LLC ("PAIA")
          o   Phoenix-Aberdeen International Series

[diamond] Roger Engemann & Associates, Inc. ("Engemann")
          o   Phoenix-Engemann Capital Growth Series
          o   Phoenix-Engemann Nifty Fifty Series

[diamond] Seneca Capital Management, LLC  ("Seneca")
          o   Phoenix-Seneca Mid-Cap Growth Series
          o   Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for the series listed:

[diamond] Bankers Trust Company
          o   Phoenix-Bankers Trust Dow 30 Series

[diamond] Federated Investment Management Company
          o   Phoenix-Federated U.S. Government Bond Series


[diamond] J.P. Morgan Investment Management, Inc.
          o   Phoenix-J.P. Morgan Research Enhanced Index  Series

[diamond] Janus Capital Corporation
          o   Phoenix-Janus Equity Income Series
          o   Phoenix-Janus Flexible Income Series
          o   Phoenix-Janus Growth Series

[diamond] Morgan Stanley Asset Management Inc.
          o   Phoenix-Morgan Stanley Focus Equity Series

[diamond] Schafer Capital Management, Inc.
          o   Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond] Bankers Trust Company
          o   EAFE(R) Equity Index Fund

[diamond] Federated Investment Management Company
          o   Federated Fund for U.S. Government Securities II
          o   Federated High Income Bond Fund II

[diamond] Franklin Mutual Advisers, LLC
          o   Mutual Shares Securities Fund

[diamond] Morgan Stanley Asset Management Inc.
          o   Technology Portfolio

[diamond] Templeton Asset Management, Ltd.
          o   Templeton Developing Markets Securities Fund

[diamond] Templeton Global Advisors Limited
          o   Templeton Growth Securities Fund

[diamond] Templeton Investment Counsel, Inc.
          o   Templeton Asset Strategy Fund
          o   Templeton International Securities Fund

[diamond] Wanger Asset Management, L.P.
          o   Wanger Foreign Forty
          o   Wanger International Small Cap
          o   Wanger Twenty
          o   Wanger U.S. Small Cap

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees of each fund. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the funds.

REINVESTMENT AND REDEMPTION
    All dividend distributions of the Fund are automatically reinvested in shares of the Fund at their net asset value on the date of distribution. Likewise, all capital gains distributions of the Fund, if any, are reinvested at the net asset value on the record date. We redeem Fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the VUL Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional Subaccounts within the VUL Account, each of which will invest in shares of a designated portfolio of the Fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of the Fund should no longer be available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the VUL Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the Subaccount in which the substitution is to occur to another Subaccount.

THE GUARANTEED INTEREST ACCOUNT
    In addition to the VUL Account, you may allocate premium or transfer policy value to the Guaranteed Interest Account. Amounts you allocate or transfer to the Guaranteed Interest Account become part of Phoenix Life and Annuity's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. For amounts transferred to the Guaranteed Interest Account from a policy loan, the guaranteed rate is 2% in all states except New York and New Jersey. In New York and New Jersey the rate credited to the Guaranteed Interest Account due to a policy loan is 4%. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

    We reserve the right to limit total deposits to the Guaranteed Interest Account, including transfers, to no more than $250,000 during any one-week period per policy.

    In general, you can make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. If you elect the Systematic Transfer Program, approximately equal amounts may be transferred out of the Guaranteed Interest Account. Also, the total policy value allocated to the Guaranteed Interest Account may be transferred out to one or more of the Subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:        25% of the total value

[diamond] Year Two:        33% of remaining value

[diamond]  Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts may be made at any time. Transfers from the Guaranteed Interest Account are subject to the rules discussed above and in "Transfer of Policy Value" and "Systematic Transfer for Dollar Cost Averaging."

PREMIUMS
--------------------------------------------------------------------------------
MINIMUM PREMIUMS
    The minimum premium is determined by case size as follows:

[diamond] 5 or more lives:       $100,000 annually for the first 5 policy years

[diamond] Fewer than 5 lives:    $250,000 annually for the first 5 policy years

    The issue premium is due on the policy date. The Insured must be alive when the issue premium is paid. After that, premiums may be paid at any time while the policy is in force. Each premium payment must be at least $100. Additional payments should be sent to the:
    VUL COLI UNIT
    PO BOX 22012
    ALBANY, NY 12201-2012

    The number of units credited to a Subaccount will be determined by dividing the portion of the net premium applied to that Subaccount by the unit value of the Subaccount on the payment date.

    Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test (see "Minimum Face Amount"), we reserve the right to refund a premium paid in any year if it will exceed the maximum premium limit. The maximum limit is established by law to qualify the policy as life insurance. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

ALLOCATION OF ISSUE PREMIUM
    We will allocate the issue premium less applicable charges to the VUL Account or to the Guaranteed Interest Account upon receipt of a completed application (in accordance with the allocation instructions in the application for a policy).

FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states);
[diamond] within 10 days after we mail or deliver a written notice telling you about your Free Look Period; or
[diamond] within 45 days after completing the application, whichever occurs latest.

    We treat a returned policy as if we never issued it and will return the sum of the following as of the date we receive the returned policy:

(1) the then current policy value less any unpaid loans and loan interest; plus

(2) any monthly deductions, partial surrender fees and other charges made under the policy.

    We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund the same amount to you as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.

ACCOUNT VALUE

TRANSFER OF POLICY VALUE
    Transfers among available Subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing. Requests for transfers will be executed on the date the request is received at Andesa TPA Inc.

    Although there currently is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year (12 transfers in New York).

    You may make only one transfer per policy year from the unloaned portion of the Guaranteed Interest Account unless

(1) the transfer(s) are made as part of a Dollar Cost Averaging Program, or

(2) we agree to make an exception to this rule.

    Unless you have elected a Dollar Cost Averaging Program, the amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value allocated to the unloaned portion of the Guaranteed Interest Account out to one or more of the Subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:         25% of the total value
[diamond] Year Two:         33% of the remaining value
[diamond] Year Three:       50% of the remaining value
[diamond] Year Four:       100% of the remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts may be made anytime. We reserve the right to limit the number of Subaccounts you may invest in at any one time or over the life of the policy, if we are required to do so by any federal or state law.

    Because excessive exchanges between Subaccounts can adversely affect Fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and PLAC have entered into a third-party transfer service agreement.

SYSTEMATIC TRANSFERS FOR DOLLAR COST AVERAGING
    You may elect to transfer funds automatically among the Subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfers for Dollar Cost Averaging Program ("Dollar Cost Averaging Program"). Under the Dollar Cost Averaging Program, the minimum transfer amounts are:

[diamond] $25 monthly,

[diamond] $75 quarterly,

[diamond] $150 semiannually, or

[diamond] $300 annually.

    You must have an initial value of $1,000 in the Guaranteed Interest Account or the Subaccount from which funds will be transferred ("Sending Subaccount"). If the value in that Subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one Sending Subaccount or the Guaranteed Interest Account, but may be allocated to more than one Subaccount ("Receiving Subaccounts").

    Under the Dollar Cost Averaging Program, policyowners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.

    Only one Dollar Cost Averaging Program can be active at any time. All transfers under this program will be made on the basis of the Guaranteed Interest Account and Subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day. There is no cost associated with participating in this program.

AUTOMATIC ASSET REBALANCING
    Automated asset rebalancing permits you to maintain a specified whole number percentage of your account value in any combination of Subaccounts and the Guaranteed Interest Account. We must receive a written request in order to begin your automated asset rebalancing program ("asset rebalancing"). Then, we will make transfers at least quarterly to and from the Subaccounts and the Guaranteed Interest Account to readjust your account value to your specified percentage. Asset rebalancing allows you to maintain a specific fund allocation. Quarterly rebalancing is based on your policy year. We will rebalance your account value only on a monthly calculation day.

    The effective date of the first asset rebalancing will be the first monthly calculation day after we receive your request at Andesa TPA, Inc. If we receive your request before the end of the Free Look Period, your first rebalancing will occur at the end of the Free Look Period. There is no cost associated with participating in this program.

    You may not participate in both the Dollar Cost Averaging Program and the asset rebalancing at the same time.

DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each Subaccount on the first valuation date of that Subaccount. The unit value of a Subaccount on any other valuation date is determined by multiplying the unit value of that Subaccount on the just-prior valuation date by the net investment factor for that Subaccount for the then-current valuation period. The unit value of each Subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each Subaccount on a valuation date is determined at the end of that day.

    The net investment factor for each Subaccount is determined by the investment performance of the assets held by the Subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:

       (C)

(A) =The value of the assets in the Subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) =The amount of any dividend (or any capital gain distribution, if applicable) received by the Subaccount if the "ex-dividend" date for shares of the Fund occurs during the current valuation period.

(C) =The value of the assets in the Subaccount as of the just-prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) =The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

DEATH BENEFIT UNDER THE POLICY
    The death benefit is the amount we pay to the designated beneficiary(ies) when the Insured dies. Upon receiving due proof of death, we pay the beneficiary the death benefit amount determined as of the date the Insured dies. The beneficiary may direct us to pay all or part of the benefit in cash or to apply it under one or more of our payment options.

MINIMUM FACE AMOUNT
    To qualify as life insurance under current federal tax laws, the policy has a minimum face amount of insurance. The minimum face amount is determined using 1 of 2 allowable definitions of life insurance:

(1) the Cash Value Accumulation Test or

(2) the Guideline Premium Test.

    You chose which test to use on the application prior to the issuance of your policy. You cannot change the way we determine your minimum face amount after your policy is issued.

    The Cash Value Accumulation Test determines the minimum face amount by multiplying the account value plus the refund of sales load, if applicable, by the minimum face amount percentage. The percentages depend upon the Insured's age, gender and underwriting classification.

    Under the Guideline Premium Test, the minimum face amount is also equal to an applicable percentage of the account value plus refund of sales load, if applicable, but the percentage varies only by age of insured.

DEATH BENEFIT OPTIONS
    In your application you select a face amount of insurance coverage and the death benefit option. We offer 3 death benefit options:

[diamond] Option 1 -- The death benefit is the greater of:

          (a) the policy's face amount on the date of death or

          (b) the minimum face amount in effect on the date of death.

[diamond] Option 2 -- The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the policy value on the date of death or

          (b) the minimum face amount in effect on the date of death.

[diamond] Option 3-- The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the sum of all premiums paid, less withdrawals, or

          (b) the policy's face amount on the date of death or

          (c) the minimum face amount in effect on the date of death.

    If the Insured dies while the policy is in force, we will pay the death benefit based on the option in effect on the date of death with the following adjustments:

[diamond] add back in any charges taken against the account value for the period beyond the date of death;

[diamond] deduct any policy debt outstanding on the date of death; and

[diamond] deduct any charges accrued against the account value unpaid as of the date of death.

    You may change the Death Benefit Option from Option 1 to Option 2 or from Option 2 to Option 1. You may not make a change either to or from Option 3.

    Under Death Benefit Options 1 and 3, the death benefit is not affected by your policy's investment experience. Under Death Benefit Option 2, the Death Benefit amount may increase or decrease by the investment experience.

    We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective.

CHANGES IN FACE AMOUNT OF INSURANCE
REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time while this policy is in force, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value whether or not you pay an additional premium in connection with the increase. Also, a new Free Look Period (see "Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the policy resulting from the increase, see "Material Change Rules."

DECREASES IN FACE AMOUNT AND PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

    A partial surrender or a decrease in face amount generally decreases the death benefit. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."

SURRENDERS
GENERAL
    At any time during the lifetime of the Insured and while the policy is in force, you may partially or fully surrender the policy by sending a written request to Andesa TPA, Inc. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at Andesa TPA, Inc.

    The cash surrender value is:

[diamond] policy value; less

[diamond] any outstanding debt; plus

[diamond] the refund of sales charge, if applicable.

    There is no surrender charge.

    If the policy is surrendered within the first 3 policy years, you will receive a refund of sales charge as part of your cash surrender value. A portion of the first year sales charge will be returned to you according to the following schedule:

[diamond] Full surrender in policy year 1:  100.00%

[diamond] Full surrender in policy year 2:   66.67%

[diamond] Full surrender in policy year 3:   33.33%

FULL SURRENDERS
    If the policy is being fully surrendered, the policy itself must be returned to Andesa TPA, Inc., along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Payment Options."

PARTIAL SURRENDERS
    You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the Insured, while the policy is in force, with a written request to Andesa TPA, Inc. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options.
See "Payment of Proceeds--Payment Options."

    We reserve the right to deny partial surrenders of less than $500. In addition, if the share of the policy value in any Subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that Subaccount or the Guaranteed Interest Account.

    Upon a partial surrender, the policy value will be reduced by the sum of the partial surrender amount paid. This amount comes from a reduction in the policy's share in the value of each Subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each Subaccount will be made in the same manner as that provided for monthly deductions.

    The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

    Upon partial or full surrender, we will generally pay the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "Additional Policy Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."


POLICY LOANS
    You can take a loan against your policy any time while the policy is in force. The maximum loan is:

[diamond] 90% of your policy value at the time the loan is taken; less

[diamond] any outstanding policy debt before the loan is taken; less

[diamond] interest on the loan being made and on any outstanding policy debt to the next policy anniversary date.

    Your policy must be assigned to us as collateral for the loan.

SOURCE OF LOAN
    We deduct your requested loan amount from the Subaccounts and the Guaranteed Interest Account, based on the allocation requested at the time of the loan. We liquidate shares taken from the Subaccounts and transfer the resulting dollars to the Guaranteed Interest Account. These dollars become part of the loaned portion of the Guaranteed Interest Account.

INTEREST
    You will pay interest on the loan at the following noted effective annual rates, compounded daily and payable in arrears:

    In all states except New York and New Jersey, the loan interest rate in effect following the policy anniversary nearest the Insured's 65th birthday is 2.25%. The rates in effect before the Insured reaches age 65 are:

[diamond] Policy years 1-10:                2.75%

[diamond] Policy years 11-15:               2.50%

[diamond] Policy years 16 and thereafter:   2.25%

    In New York and New Jersey only, the loan interest rate in effect following the policy anniversary nearest the Insured's 65th birthday is 4.25%. The rates in effect before the Insured reaches age 65 are:

[diamond] Policy years 1-10:                4.75%

[diamond] Policy years 11-15:               4.50%

[diamond] Policy years 16 and thereafter:   4.25%

    Interest accrues daily, becoming part of the policy debt. Interest is due and payable on the policy anniversary. If you do not pay the interest when due, we will add it to your loan. We treat any interest which has been capitalized the same as if it were a new loan. We deduct this capitalized interest from the Subaccounts and the Guaranteed Interest Account in proportion to the nonloaned account value in each.

INTEREST CREDITED ON LOANED VALUE
    The amount equal to any policy loan is held in the Guaranteed Interest Account. This amount is credited with interest at a rate of 2% (4% in New York and New Jersey).

REPAYMENT
    You may repay all or part of your policy debt at anytime while the policy is in force.

    If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    In the future, PLAC may not allow policy loans of less than $500, unless such loan is used to pay a premium on another PLAC policy.

EFFECT OF LOAN
    Your policy loan reduces the death benefit and cash surrender value under the policy by the amount of the loan. Your repayment of the loan increases the death benefit and cash surrender value by the amount of the repayment.

    As long as a loan is outstanding, a portion of your policy value equal to the loan is held in the Guaranteed Interest Account. The Subaccount's investment performance does not affect this amount. Also, you may be subject to tax consequences if you surrender your policy while there is outstanding debt.

LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

    If on any monthly calculation day during the first 3 policy years, the policy value plus the refund of any applicable sales charge is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the policy value is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction.

    During the grace period, the policy will continue in force but Subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not before 30 days after we have mailed written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the Subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule.

    In determining the amount of "excess" premium to be applied to the Subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the Insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

ADDITIONAL INSURANCE OPTION
    While the policy is in force and the Insured is insurable, the policyowner will have the option to purchase additional insurance on the same Insured with the same guaranteed rates as the policy. We will require evidence of insurability and charges will be adjusted for the Insured's new attained age and any change in risk classification.

ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a policy and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits are chosen.

    The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] FLEXIBLE TERM INSURANCE RIDER. This rider provides annually renewable term insurance coverage to age 100 on the Insured under the base policy. The initial rider death benefit cannot exceed 10 times the initial base policy. There is no charge for this rider.

[diamond] EXCHANGE OF INSURED RIDER. This rider allows the policyowner to exchange the Insured on a given contract. Future charges against the policy will be based on the life of the substitute Insured. There is no charge for this rider.

          The incontestability and suicide exclusion periods, as they apply to the substitute Insured, run from the date of the exchange. Any assignments will continue to apply.

          The exchange is subject to the following adjustments:

          1. If the policy value of the original policy is insufficient to produce a positive cash surrender value for the new policy, the owner must pay an exchange adjustment in an amount that, when applied as premium, will make the policy value of the new policy greater than zero.

          2. In some cases, the amount of policy value which may be applied to the new policy may result in a death benefit which exceeds the limit for the new policy. In that event, we will apply such excess policy value to reduce any loan against the policy, and the residual amount will be returned to you in cash.

          3. The exchange will also be subject to our receipt of repayment of the amount of any policy debt under the exchange policy in excess of the loan value of the new policy on the date of exchange.

             The Internal Revenue Service has ruled that an exchange of Insureds does not qualify for tax deferral under Code Section 1035. Therefore, you must include in current gross income all previously unrecognized gain in the policy upon an exchange of the Insured.

                      PART II--ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, per the SEC, as a result of which
          o disposal of securities is not reasonably practicable or
          o it is not reasonably practicable to determine the value of the VUL Account's net assets.

    Transfers may also be postponed under these circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PLAC can agree to change or waive any provisions of the policy.

SUICIDE
    If the Insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We cannot contest this policy or any attached rider after it has been in force during the Insured's lifetime or for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or as subsequently changed, will receive the policy benefits at the Insured's death. If the named beneficiary dies before the Insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the Insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the Insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the Insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS
    This policy is nonparticipating and does not pay dividends. Your policy will not share in PLAC's profits or surplus earnings.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated (e.g., to ensure payment of the proper amount to the proper payee). Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.


OPTION 1--LUMP SUM Payment is paid in one lump sum.

OPTION 2--LEFT TO EARN INTEREST

    A payment of interest is paid during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY

    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN

    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the Insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.


                      PART III--OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------


FEDERAL INCOME TAX CONSIDERATIONS

--------------------------------------------------------------------------------
INTRODUCTION

    The ultimate effect of federal income taxes on values under the VUL Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

    The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PLAC'S INCOME TAX STATUS

    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the VUL Account nor the Guaranteed Interest Account is a separate entity from PLAC and their operations form a part of PLAC.

    Investment income and realized capital gains on the assets of the VUL Account are reinvested and taken into account in determining the value of the VUL Account. Investment income of the VUL Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge is made for our federal income taxes which may be attributable to the VUL Account.

    We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the VUL Account.

POLICY BENEFITS
DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a "modified endowment contract" (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

    We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

    The measuring stick for this test is a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums but which, after the seventh year is "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59-1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:
          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and
          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

    A qualified tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), each Series of the Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the Series assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the VUL Account; therefore, each Series of the Fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the VUL Account are direct obligations of the United States Treasury. In this case, there is no limit on the investment that may be made in Treasury securities. For purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the VUL Account's investment in Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the Funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that the policy may need to be modified to comply with such future Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the VUL Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the Insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange.

    We recommend that any person contemplating such actions seek the advice of a qualified tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary.

    We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote the Funds' shares held by the Subaccounts at any regular and special meetings of shareholders of the Funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the Funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

    Funds' shares held in a Subaccount for which no timely instructions are received, and Funds' shares which are not otherwise attributable to policyowners, will be voted by PLAC in proportion to the voting instructions that are received with respect to all policies participating in that Subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by PLAC.

    You will receive proxy materials, reports and other materials related to the Funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the Funds or to approve or disapprove an investment advisory contract for the Funds. In addition, PLAC itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the Funds if PLAC reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a Series may result in overly speculative or unsound investments. In the event PLAC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.

THE DIRECTORS AND
EXECUTIVE OFFICERS OF PLAC
--------------------------------------------------------------------------------
    PLAC is managed by its Board of Directors. The following are the Directors and Executive Officers of PLAC:

NAME AND TITLE                PRINCIPAL OCCUPATION
Robert W. Fiondella,          Chairman of the Board
Director, Chairman
and President

Philip R. McLoughlin,         Executive Vice President and
Director, Executive           Chief Investment Officer
Vice President and CIO

David W. Searfoss,            Executive Vice President and
Director, Executive           Chief Financial Officer
Vice President and CFO

Dona D. Young,                President
Director and Executive
Vice President

Joseph E. Kelleher,           Senior Vice President
Director and Senior
Vice President

Robert G. Lautensack,         Senior Vice President
Senior Vice President

Simon Y. Tan,                  Senior Vice President
Director and Senior
Vice President

Carl T. Chadburn,             Executive Vice President
Director

    The above positions reflect the last held position in our parent company, Phoenix Home Life Mutual Insurance Company, during the last five years.

SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the VUL Account. They are kept physically segregated and held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the Funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

    Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG, an indirect wholly owned subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the policies. PEPCO is an indirect wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP") in which Phoenix owns a majority interest.


    Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO.

    Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PLAC will pay a maximum total sales commission of 15% of premiums to PEPCO. Additionally, agents or selling brokers may receive asset-based compensation. The maximum asset-based compensation is 0.90% of the policy value. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to stock life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business. State regulation of PLAC includes certain limitations on the investments which we may make, including investments for the VUL Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the VUL Account.

REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The VUL Account is not engaged in any litigation. PLAC is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel of Phoenix Home Life Mutual Insurance Company, has passed upon the organization of PLAC, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for PLAC.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A registration statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the registration statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the VUL Account, PLAC and the policy.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PLAC contained herein should be considered only as bearing upon PLAC's ability to meet its obligations under the policy, and they should not be considered as bearing on the investment performance of the VUL Account. The financial statements of PLAC are available for the period ended December 31, 1999.

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT



There have been no deposits made to Phoenix Life and Annuity Variable Universal Life Account as of the date of this prospectus; therefore, no financial statements are available for the VUL Account.

PHOENIX LIFE AND
ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)

FINANCIAL STATEMENTS
DECEMBER 31, 1999

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                          PAGE

Report of Independent Accountants...........................................................................31

Balance Sheet at December 31, 1999 and 1998.................................................................32

Statement of Income, Comprehensive Income and Equity for the Years Ended
 December 31, 1999, 1998 and 1997...........................................................................33

Statement of Cash Flows for the Years Ended
 December 31, 1999, 1998 and 1997...........................................................................34

Notes to Financial Statements............................................................................35-43

[logo] PRICEWATERHOUSECOOPERS LLP

--------------------------------------------------------------------------------

                                                PRICEWATERHOUSECOOPERS LLP
                                                100 Pearl Street
                                                Hartford CT 06103-4508
                                                Telephone(860) 241 7000
                                                Facsimile(860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Stockholder of
Phoenix Life and Annuity Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
February 15, 2000

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                           DECEMBER 31,
                                                                                      1999              1998
                                                                                          (IN THOUSANDS)
ASSETS
Investments:
Available-for-sale debt securities, at fair value                                   $     9,080       $     9,781
Short-term investments                                                                    6,302             1,754
                                                                                 ---------------   ---------------
Total investments                                                                        15,382            11,535

Cash and cash equivalents                                                                   112                99
Accrued investment income                                                                   214               169
Deferred income taxes                                                                       273
Due and uncollected premium                                                                 319
Deferred policy acquisition costs                                                           284
Other assets                                                                                504                13
Goodwill                                                                                    604               701
                                                                                 ---------------   ---------------
Total assets                                                                        $    17,692       $    12,517
                                                                                 ===============   ===============

LIABILITIES
Policy liabilities and accruals                                                     $     1,547
Deferred income taxes                                                                                 $       151
Other liabilities                                                                           544                 2
                                                                                 ---------------   ---------------
Total liabilities                                                                         2,091               153
                                                                                 ---------------   ---------------

EQUITY
Common stock, $100 par value (40,000 shares
 authorized, 25,000 shares issued and outstanding)                                        2,500             2,500
Additional paid-in capital                                                               11,664             8,664
Retained earnings                                                                         1,562               867
Accumulated other comprehensive (loss) income                                              (125)              333
                                                                                 ---------------   ---------------
Total equity                                                                             15,601            12,364
                                                                                 ---------------   ---------------

Total liabilities and equity                                                        $    17,692       $    12,517
                                                                                 ===============   ===============


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                                         1999             1998            1997
                                                                                     (IN THOUSANDS)

REVENUES
Premiums                                                                $    1,436
Insurance product fees                                                         929
Net investment income                                                          715       $      688      $      624
                                                                     --------------  ---------------  --------------

Total revenues                                                               3,080              688             624
                                                                     --------------  ---------------  --------------

EXPENSES
Policy benefits and payments                                                   916
Policy acquisition expenses                                                    471
Amortization of goodwill                                                        97               97              90
Other operating expenses                                                       529               63               4
                                                                     --------------  ---------------  --------------

Total expenses                                                               2,013              160              94
                                                                     --------------  ---------------  --------------

INCOME BEFORE INCOME TAXES                                                   1,067              528             530

Income taxes                                                                   372              175             189
                                                                     --------------  ---------------  --------------

NET INCOME                                                                     695              353             341
                                                                     --------------  ---------------  --------------

OTHER COMPREHENSIVE (LOSS) INCOME,
 NET OF INCOME TAXES
Unrealized (losses) gains on securities arising during
 period                                                                       (458)             202              86
                                                                     --------------  ---------------  --------------

Total other comprehensive (loss) income                                       (458)             202              86
                                                                     --------------  ---------------  --------------

COMPREHENSIVE INCOME                                                           237              555             427

Acquisition adjustment to record purchase price                                                                (107)
Capital contributions                                                        3,000                               49
                                                                     --------------  ---------------  --------------

NET INCREASE IN EQUITY                                                       3,237              555             369
EQUITY, BEGINNING OF YEAR                                                   12,364           11,809          11,440
                                                                     --------------  ---------------  --------------

EQUITY, END OF YEAR                                                     $   15,601       $   12,364      $   11,809
                                                                     ==============  ===============  ==============



           The accompanying notes are an integral part of statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                                        1999             1998             1997
                                                                                    (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
Net income                                                             $      695       $      353       $      341
ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Amortization of goodwill                                                       97               97               90
Deferred income taxes                                                        (178)             (24)              (2)
Increase in receivables                                                      (364)             (17)             (34)
Increase in deferred policy acquisition costs                                (284)
Increase in policy liabilities and accruals                                 1,547
Increase in other assets                                                     (494)
Increase in other liabilities                                                 542
Other, net                                                                                     (29)             (60)
                                                                    --------------   --------------   --------------
Net cash provided by operating activities                                   1,561              380              335
                                                                    --------------   --------------   --------------


CASH FLOW FROM INVESTING ACTIVITIES
Purchases of available-for-sale debt securities                                             (2,246)          (1,527)
Change in short-term investments, net                                      (4,548)           1,917            1,036
                                                                    --------------   --------------   --------------
Net cash used for investing activities                                     (4,548)            (329)            (491)
                                                                    --------------   --------------   --------------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions from parent                                           3,000                                49
                                                                    --------------   --------------   --------------
Net cash provided by financing activities                                   3,000                                49
                                                                    --------------   --------------   --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                           13               51             (107)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                   99               48              155
                                                                    --------------   --------------   --------------
CASH AND CASH EQUIVALENTS, END OF YEAR                                 $      112       $       99       $       48
                                                                    ==============   ==============   ==============

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net                                                 $      410       $      213       $      182
                                                                    ==============   ==============   ==============



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Life and Annuity Company (Phoenix Life and Annuity) offers various non-participating life insurance products in the United States. On March 29, 1996, PM Holdings, Inc. acquired Savers Life Insurance Company of America (Savers Life) from Central United Life Insurance Company (Central United Life), renamed the acquired company Phoenix Life and Annuity Company and redomiciled the company from Missouri to Connecticut. PM Holdings accounted for the acquisition of Phoenix Life and Annuity under the purchase method of accounting. The assets and liabilities of Phoenix Life and Annuity were recorded at their fair value as of the date of acquisition and goodwill associated with the acquisition was recorded. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements.

     VALUATION OF INVESTMENTS

     Investments in debt securities include U.S. government and agency bonds and corporate securities. Phoenix Life and Annuity classifies its debt security investments as available-for-sale. These investments are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Unrealized investment gains and losses on debt securities available-for-sale are included as a separate component of equity, net of deferred income taxes.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes cash on hand and money market instruments.

     GOODWILL

     Goodwill represents the excess of the cost of the business acquired over the fair value of its net assets. During 1997, Phoenix Life and Annuity recorded a $58 thousand reduction in goodwill, representing a refund and subsequent adjustment of a portion of the purchase price. Goodwill is

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     amortized on the straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of goodwill by comparing estimates of future undiscounted cash flows to the assets. Assets are considered impaired if carrying value exceeds the expected future undiscounted cash flows.

     POLICY LIABILITIES AND ACCRUALS

     Reserves for future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges. Liabilities for the 100% indemnity assumed term business include assumed basic and deficiency reserves (see Note 7 - "Reinsurance").

     PREMIUMS, INSURANCE PRODUCT FEES AND RELATED EXPENSES

     Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Revenues for the 100% indemnity assumed term business consist of premiums and net investment income. Related benefit expenses include 100% of the assumed term benefit claims (see Note 7 - "Reinsurance").

     INCOME TAXES

     For the tax year ended December 31, 1999, Phoenix Life and Annuity will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). Phoenix Life and Annuity was included in the life/nonlife consolidated federal income tax return filed by Phoenix for years 1996 through 1998.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities, goodwill, policy acquisition expenses and unrealized gains or losses on investments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses less issue year front-end loads, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life and Annuity incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life and Annuity's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company employee pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 1999, the date of the most recent actuarial valuation.

     RECENT ACCOUNTING PRONOUNCEMENTS

     Phoenix Life and Annuity adopted Statement of Financial Accounting Standard No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

     On January 1, 1999, Phoenix Life and Annuity adopted Statement of Position
     (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material effect on the Company's results from operations or financial position.

     In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The Company has not estimated the potential effect of the Codification guidance.

3.   INVESTMENTS

     Information pertaining to Phoenix Life and Annuity's investments, net investment income and investment gains and losses follows:

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                         GROSS            GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED          FAIR
                                                         COST            GAINS           LOSSES           VALUE
                                                                             (IN THOUSANDS)

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                   $    5,138       $       25      $       (4)      $    5,159
     Corporate securities                                    4,134                             (213)           3,921
                                                     --------------  ---------------  --------------  ---------------

     TOTAL DEBT SECURITIES                              $    9,272       $       25      $     (217)      $    9,080
                                                     ==============  ===============  ==============  ===============


     The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                                       GROSS
                                                                  AMORTIZED         UNREALIZED            FAIR
                                                                    COST               GAINS              VALUE
                                                                                  (IN THOUSANDS)

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                              $     5,127        $       340        $     5,467
     Corporate securities                                                4,143                171              4,314
                                                               ----------------   ----------------   ----------------

     TOTAL DEBT SECURITIES                                         $     9,270        $       511        $     9,781
                                                               ================   ================   ================


     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1999 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life and Annuity may have the right to put or sell the obligations back to the issuers.

                                                                             AVAILABLE-FOR-SALE
                                                                        AMORTIZED             FAIR
                                                                           COST               VALUE
                                                                               (IN THOUSANDS)

     Due after one year through five years                               $      5,137       $      5,159
     Due after five years through ten years                                     1,551              1,617
     Due after ten years                                                        2,584              2,304
                                                                     -----------------   ----------------

     Total                                                               $      9,272       $      9,080
                                                                     =================   ================

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                            1999               1998               1997
                                                                          (IN THOUSANDS)

     Debt securities                                       $       608        $       583       $       376
     Short-term investments                                        118                115               259
                                                       ----------------   ----------------   ---------------

                                                                   726                698               635
     Less investment expenses                                       11                 10                11
                                                       ----------------   ----------------   ---------------

     Net investment income                                 $       715        $       688       $       624
                                                       ================   ================   ===============

     INVESTMENT GAINS AND LOSSES

     Net unrealized (losses) gains on securities available-for-sale and carried at fair value as of December 31, were as follows:

                                                            1999               1998              1997
                                                                          (IN THOUSANDS)

     Unrealized investment (losses) gains                  $      (704)       $       311       $       132
     Deferred income taxes (benefits)                             (246)               109                46
                                                       ----------------   ----------------  ----------------

     Net unrealized investment (losses) gains
      on securities available-for-sale                     $      (458)       $       202       $        86
                                                       ----------------   ----------------  ----------------


4.   GOODWILL

     Phoenix Life and Annuity was acquired by way of a stock purchase agreement on March 29, 1996 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and goodwill of approximately $1.0 million was pushed down to Phoenix Life and Annuity from PM Holdings.

     Goodwill was as follows:

                                                               DECEMBER 31,
                                                        1999                   1998
                                                              (IN THOUSANDS)

     Goodwill                                          $      969             $      969

     Accumulated amortization                                (365)                  (268)
                                                   ---------------        ---------------

     Total                                             $      604             $      701
                                                   ===============        ===============

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   INCOME TAXES

     A summary of income taxes (benefits) in the Statement of Income, Comprehensive Income and Equity for the year ended December 31, is presented as follows:

                                                                         DECEMBER 31,
                                                         1999                1998               1997
                                                                        (IN THOUSANDS)
     Income taxes:
     Current                                            $       550         $       199        $       191
     Deferred                                                  (178)                (24)                (2)
                                                   -----------------   -----------------   ----------------

     Total                                              $       372         $       175        $       189
                                                   =================   =================   ================


     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                     1999                      1998                      1997
                                                                          (IN THOUSANDS)

     Income tax expense at statutory rate           $      373       35%      $      185      35%       $      186      35%
     Goodwill                                                                        (10)    (2%)                3       1%
     Other, net                                             (1)       0%
                                                 --------------           ---------------           ---------------

     Income taxes                                   $      372       35%      $      175      33%       $      189      36%
                                                 ==============           ===============           ===============


     The deferred income tax (asset) liability represents the tax effects of temporary differences. The components as of December 31, were as follows:

                                                                1999              1998
                                                                    (IN THOUSANDS)

     Future policy benefits                                   $      (206)
     Deferred policy acquisition costs                                 28
     Investments                                                       13       $         9
     Goodwill                                                         (41)              (37)
                                                           ---------------   ---------------
                                                                     (206)              (28)

     Net unrealized investment (losses) gains                         (67)              179
                                                           ---------------   ---------------

     Deferred tax (asset) liability, net                      $      (273)      $       151
                                                           ===============   ===============

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Gross deferred income tax assets totaled $314 thousand and $37 thousand at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $41 thousand and $188 thousand at December 31, 1999 and 1998, respectively. It is management's assessment, based on Phoenix Life and Annuity's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 1999 and 1998, will be realized.

     Phoenix Life and Annuity's income tax return is not currently being examined; however, income tax year 1998 remains open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

6.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive
     (loss) income are as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                                 1999               1998               1997
                                                                               (IN THOUSANDS)
     UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE ARISING DURING PERIOD:
     Before-tax amount                                          $      (704)       $       311        $       132
     Income tax (benefit) expense                                      (246)               109                 46
                                                            ----------------   ----------------   ----------------
     Totals                                                     $      (458)       $       202        $        86
                                                            ================   ================   ================

     The following table summarizes accumulated other comprehensive (loss) income balances:

                                                                              DECEMBER 31,
                                                                       1999                1998
                                                                             (IN THOUSANDS)

     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Balance, beginning of year                                      $        333         $        131
     Change during period                                                    (458)                 202
                                                                 -----------------   ------------------
     Balance, end of year                                            $       (125)        $        333
                                                                 =================   ==================

7.   REINSURANCE

     On January 1, 1999, Phoenix Life and Annuity Company assumed a closed block of yearly renewable rate term business of Phoenix through a 100% indemnity reinsurance arrangement. As of December 31, 1999, Phoenix Life and Annuity had approximately $149.4 million in force and $28.0 thousand of reinsurance payable on the paid and unpaid losses of this business.

     In connection with Phoenix Life and Annuity's universal life insurance products, automatic treaties with four unaffiliated reinsurers were established in 1999 covering 80% of the net amount at risk, on a first dollar basis. As of December 31, 1999, Phoenix Life and Annuity had approximately $16.1 million of net insurance in force, including $77.3 million of direct in force less $61.2 million of reinsurance ceded.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to Phoenix Life and Annuity and is reimbursed through a cost allocation process. Investment services are provided for a fee by a Phoenix registered investment advisor.

9.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

10.  STATUTORY FINANCIAL INFORMATION

     The life insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1999, there were no material practices not prescribed by the State of Connecticut Insurance Department.

     Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles statutory net income of Phoenix Life and Annuity to the net income as reported in these financial statements for the year ended December 31:

                                                     1999              1998               1997
                                                                  (IN THOUSANDS)

     Statutory net income                           $      695        $      426         $      428
     Deferred policy acquisition costs                     284
     Future policy benefits                               (365)
     Amortization of goodwill                              (97)              (97)               (90)
     Deferred income taxes                                 178                24                  3
                                                ---------------    --------------    ---------------

     Net income, as reported                        $      695        $      353         $      341
                                                ===============    ==============    ===============

     The following reconciles statutory surplus and asset valuation reserve
     (AVR) of Phoenix Life and Annuity to equity as reported in these financial statements at:

                                                                            DECEMBER 31,
                                                                       1999             1998
                                                                           (IN THOUSANDS)

     Statutory surplus and AVR                                        $   14,995       $   11,301
     Deferred policy acquisition costs                                       284
     Future policy benefits                                                 (365)
     Investment valuation allowances                                        (190)             513
     Goodwill                                                                604              701
     Deferred income taxes                                                   273             (151)
                                                                   --------------   --------------

     Equity, as reported                                              $   15,601       $   12,364
                                                                   ==============   ==============

     Statutory net income and statutory surplus and AVR for 1999 represent financial results as reported to regulatory authorities except for the following adjustment: Statutory net income and statutory surplus was decreased by $383 thousand to reflect expenses, net of income taxes, associated with new business issued in the later part of 1999. These expenses have been recorded in the first quarter of 2000.

11.  INDEMNIFICATION

     In 1996, PM Holdings acquired Savers Life from Central United Life. Prior to the acquisition, Savers Life had assumed reinsurance contracts with three unaffiliated reinsurers. This business, assumed between 1986 and 1989, was subsequently assigned to Winterthur Life Re Insurance Company in October 1995. Under the terms of the stock purchase agreement between PM Holdings and Central United Life, Central United Life will indemnify Phoenix for any liability in excess of $15,000 resulting from these reinsurance contracts.

APPENDIX A
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the Insured on the birthday nearest the most recent policy anniversary.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

DEBT: Outstanding loans against a policy, plus accrued interest.


FUNDS: The Phoenix Edge Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., Templeton Variable Insurance Products Trust and Wanger Advisors Trust.


GENERAL ACCOUNT: The general asset account of PLAC.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

NET ASSET VALUE: The worth of one share of a Series of a Fund at the end of a valuation period. net asset value is computed by adding the value of a Series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next valuation date.

PLANNED ANNUAL PREMIUM: The premium amount that the policyowner agrees to pay each policy year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY VALUE: The sum of a policy's share in the values of each Subaccount of the VUL Account plus the policy's share in the values of the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.

SERIES: A separate investment portfolio of the Fund.

SUBACCOUNTS: Accounts within the VUL Account to which nonloaned assets under a policy are allocated.

TARGET PREMIUM: The level annual premium at which the sales load is reduced on a current basis.

VALUATION DATE: For any Subaccount, each date on which we calculate the net asset value of a Fund.

VALUATION PERIOD: For any Subaccount, the period in days from the end of one valuation date through the next.

VUL ACCOUNT (ACCOUNT): Phoenix Life and Annuity Variable Universal Life Account, a separate account of the company.

APPENDIX B
PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. FOR THIS INFORMATION SEE APPENDIX C "ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES." Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. Current yield for the Phoenix-Goodwin Money Market Subaccount will be based on the income earned by the Subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the mortality and expense risk charge on the VUL Account level.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Example:
Assumptions:

Value of hypothetical pre-existing account with exactly
  one unit at the beginning of the period:............   $1.000000
Value of the same account (excluding capital changes)
  at the  end of the 7-day period:....................    1.001003

Calculation:

  Ending account value ...............................    1.001003
  Less beginning account value .......................    1.000000
  Net change in account value ........................    0.001003

Base period return:

  (adjusted change/beginning account value) ..........    0.001003
Current yield = return x (365/7) = ...................       5.23%
Effective yield = [(1 + return)365/7] - 1 = ..........       5.37%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the VUL Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the mortality and expense risk, issue expense and monthly administrative charges.

    For those Subaccounts within the VUL Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

    The following performance tables display historical investment results of the Subaccounts of the VUL Account. This information may be useful in helping potential investors in deciding which Subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the Subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the Subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all Subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.

===================================================================================================================================
                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1)
===================================================================================================================================
SERIES                                                       INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
===================================================================================================================================
Phoenix-Aberdeen International Series......................      5/1/90        28.27%      18.27%        N/A           11.84%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series...........................      9/17/96       49.64%       N/A          N/A           -1.91%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series........................     12/15/99        N/A          N/A         N/A            2.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series........      5/1/95         3.74%       N/A          N/A            9.37%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series.....................     12/31/82       28.44%      23.58%       18.72%         19.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series........................      3/2/98        30.93%        N/A         N/A           31.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series..............     12/15/99        N/A          N/A         N/A           -1.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series........................      10/8/82        3.79%       4.18%        4.09%          5.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series...........     12/31/82        4.42%       8.30%        8.11%          9.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series......................      3/2/98        23.13%        N/A         N/A           17.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series.........      7/14/92       17.71%        N/A         N/A           21.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series.........................     12/15/99        N/A          N/A         N/A            5.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series.......................     12/15/99        N/A          N/A         N/A           -0.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series................................     12/15/99        N/A          N/A         N/A            5.93%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series.................     12/15/99        N/A          N/A         N/A            6.24%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series...........................      5/1/92        10.49%      15.42%        N/A           11.58%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series..................      3/2/98        15.89%        N/A         N/A           19.42%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series...............      9/17/84       10.18%      14.89%       12.36%         12.95%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series.......................      3/2/98       -11.24%        N/A         N/A          -12.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series.......................      3/2/98        44.23%        N/A         N/A           35.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series......................      1/29/96       53.61%        N/A         N/A           30.03%
-----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund...................................      8/22/97       26.39%        N/A         N/A           15.91%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II...........      3/28/94       -1.59%       4.69%        N/A            4.39%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II.........................      3/1/94         1.31%       9.56%        N/A            7.27%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio.......................................     11/30/99        N/A          N/A         N/A           23.71%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2(2).................      11/2/98        8.25%        N/A         N/A            9.29%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2(2).................     11/28/88       21.39%      15.85%       11.92%         12.04%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2(2)..      9/27/96       51.94%       N/A          N/A           -5.53%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)..............      11/3/88       27.58%      16.30%       12.41%         12.40%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2).......      5/11/92       22.07%      15.74%        N/A           13.92%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty.......................................      2/1/99         N/A         N/A          N/A           82.45%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap.............................      5/1/95       124.55%       N/A          N/A           37.64%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty..............................................      2/1/99         N/A         N/A          N/A           33.04%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap......................................      5/1/95        23.88%       N/A          N/A           25.48%
-----------------------------------------------------------------------------------------------------------------------------------

1 Returns are net of the investment management fees of the Phoenix Executive Benefit subaccounts. Percent change does not include the effect of the monthly administrative fees, or mortality and expense risk fees. Performance data quoted represents the investment return of the appropriate series adjusted for Phoenix Executive Benefit charges had the subaccount started on the inception date of the appropriate series.
2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.

    Advertisements, sales literature and other communications may contain information about any series' or advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial AverageSM, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, The VUL Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of Subaccounts having similar investment objectives as categorized by ranking services such as:

    Lipper Analytical Services, Inc.       Morningstar, Inc.
    CDA Investment Technologies, Inc.      Weisenberger Financial Services, Inc.

    Additionally, the Funds may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

    Changing Times                         Forbes
    Fortune                                Money
    Barrons                                Business Week
    Investor's Business Daily              The Wall Street Journal
    The New York Times                     Consumer Reports
    Registered Representative              Financial Planning
    Financial Services Weekly              Financial World
    U.S. News and World Report             Standard & Poor's
    The Outlook                            Personal Investor

    The Funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a Series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

    S&P 500                                Dow Jones Industrial AverageSM
    Europe Australia Far East Index (EAFE) Consumers Price Index
    Shearson Lehman Corporate Index        Shearson Lehman T-Bond Index

    The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1940-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 70-80% of the market value of all issues traded on the NYSE.

    The Funds' annual reports, available upon request and without charge, contain a discussion of the performance of the Funds and a comparison of that performance to a securities market index.

                            ANNUAL TOTAL RETURN(1,2)
------------------------------------------------ ------ ------ ------ ------ ------- ------ ------ ------ ------ ------- ------ ----
                 Series                                     1983   1984   1985   1986   1987    1988   1989   1990
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                       N/A    N/A    N/A    N/A     N/A    N/A    N/A   N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                            N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                         N/A    N/A    N/A    N/A    N/A     N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series         N/A    N/A    N/A    N/A    N/A     N/A    N/A    N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                    32.89% 10.67% 34.92% 20.47%   6.93%  3.92% 36.19%  4.05%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                         N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series               N/A   N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                        8.37% 10.23%  8.03%  6.51%   6.51%  7.45%  9.20%  8.22%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series           6.00% 11.35% 20.61% 19.29%   1.08% 10.49%  8.24%  5.22%
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                       N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index Series          N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                          N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                        N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                 N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                  N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                            N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                   N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series                N/A    N/A  27.34% 15.69%  12.56%  2.34% 19.90%  5.77%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                        N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                        N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                       N/A    N/A    N/A    N/A     N/A    N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                    N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities               N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                          N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                        N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2(2)                 N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund -- Class 2(2)                 N/A    N/A    N/A    N/A     N/A   N/A   13.03% -8.21%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund -- Class 2(2)  N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2(2)              N/A    N/A    N/A    N/A     N/A   N/A   14.39%-11.28%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund -- Class 2(2)       N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                        N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                              N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                               N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                       N/A    N/A    N/A    N/A     N/A   N/A    N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------


                            ANNUAL TOTAL RETURN(1,2) (continued)
------------------------------------------------ ------ ------ ------ ------ ------- ------ ------ ------ ------ ------- ------ ----
                   Series                                   1991    1992   1993    1994   1995   1996    1997    1998   1999
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                     19.74% -12.83% 38.46%   0.06%  9.59% 18.66%   12.05% 27.94%  29.51%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                            N/A     N/A    N/A    N/A    N/A   N/A     -32.41% -4.45%  50.98%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                         N/A     N/A    N/A    N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series         N/A     N/A    N/A    N/A    N/A   33.13%   22.07%-21.20%   4.78%
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                     42.75% 10.30%   19.71% 1.46% 30.89% 12.59%   30.02% 21.09%  29.68%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                         N/A     N/A    N/A    N/A    N/A    N/A      N/A    N/A    32.16%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series               N/A     N/A     N/A   N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                        5.98%   3.58%  2.88%   3.84%  5.70%  5.03%    5.19%  5.10%   4.82%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series          19.59%  10.08% 15.92%  -5.49% 23.54% 12.43%   11.09% -4.15%   5.46%
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                       N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A    24.34%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index Series          N/A    N/A    N/A     N/A    N/A    N/A      N/A   31.69%  18.83%
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                          N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                        N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                 N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                  N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                            N/A    9.63%  8.61%  -2.84% 23.35% 10.57%   17.94% 19.02%  11.58%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                   N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A    17.02%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series              29.32%  10.66% 11.01%  -1.41% 18.20%  9.06%   20.74% 20.80%  11.27%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                        N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A   -10.29%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                        N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A    45.65%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                       N/A    N/A    N/A     N/A    N/A    N/A     17.17% 44.72%  55.01%
------------------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                   N/A     N/A    N/A     N/A    N/A    N/A      N/A   21.60%  27.61%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities              N/A     N/A    N/A     N/A    8.77%  4.20%    8.58%  7.66%  -0.59%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                         N/A     N/A    N/A     N/A   20.38% 14.31%   13.83%  2.70%   2.32%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                       N/A     N/A    N/A     N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2(2)                N/A     N/A    N/A     N/A    N/A    N/A      N/A    N/A     9.30%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund -- Class 2(2)               27.44%   7.83% 25.87%  -3.23% 22.26% 18.59%   15.27%  6.10%  22.55%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund -- Class 2(2)  N/A     N/A    N/A     N/A   N/A   N/A     -29.39%-21.04%  53.30%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2(2)            27.23%   6.87% 33.74%  -2.47% 24.96% 22.15%   11.60%  0.98%  28.80%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund -- Class 2(2)       N/A    N/A   46.47%  -2.86% 15.05% 23.30%   13.51%  9.08%  28.80%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                        N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                              N/A    N/A    N/A     N/A    N/A   32.04%   -1.46% 16.34% 126.50%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                               N/A    N/A    N/A     N/A    N/A    N/A      N/A    N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                       N/A    N/A    N/A     N/A    N/A   46.63%   29.43%  8.69%  25.08%
------------------------------------------------------------------------------------------------------------------------------------


1 Performance data quoted represents the investment return of the appropriate series adjusted for Phoenix Executive Benefit charges had the subaccount started on the inception date of the appropriate series. The average annual total return is the annualized compounded return that results from holding an initial investment of $10,000 for the time period indicated. Returns are net of investment management fees, monthly administrative fees, and the mortality and expense risk fees. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.


 These rates of return are not an estimate or guarantee of future performance.

APPENDIX C
ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES")
AND CASH SURRENDER VALUES
--------------------------------------------------------------------------------
    The tables on the following pages illustrate how a policy's death benefits, account values and cash surrender value could vary over time assuming constant hypothetical gross (after tax) annual investment returns of 0%, 6% and 12%. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual policy years. The policy benefits also will differ, depending on your premium allocations to each Subaccount of the VUL Account, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Subaccounts. The tables are for standard risk males and females who are nonsmokers. In states where cost of insurance rates are not based on the Insured's sex, the tables designated "male" apply to all standard risk insureds who are nonsmokers. Account values and cash surrender values may be lower for risk classes involving higher mortality risk. Planned premium payments are assumed to be paid at the beginning of each policy year.

    The death benefit, account value and cash surrender value amounts reflect the following current charges:

    1. A sales charge of 5.0% of premiums up to the target premium and 0% on amounts in excess of the target premium in policy years 1-7 and 0% of all premiums in policy years 8+.

    2. Monthly administrative charge of $5 per month ($10 per month guaranteed maximum in all states except New York and New Jersey. In New York and New Jersey guaranteed maximum is $7.50 per month.).

    3.  An average premium tax charge of 2.25%.

    4.  A federal tax charge of 1.5%.

    5. Cost of insurance charge. The tables illustrate cost of insurance at both the current rates and at the maximum rates guaranteed in the policies. See "Charges under the Policy" table.

    6. Mortality and expense risk charge, which is a monthly charge equivalent to .40% on an annual basis (or .25% on an annual basis after the 10th policy year) of your policy value. See "Charges under the Policy" table.

    These illustrations also assume an average investment advisory fee of .75% on an annual basis of the average daily net asset value of each of the Series of the Funds. They also assume other ongoing average Fund expenses of .22%. All other Fund expenses, except capital items such as brokerage commissions, are paid by the advisor or PLAC. Management may decide to limit the amount of expense reimbursement in the future. If expense reimbursement had not been in place for the fiscal year ended December 31, 1999, average total operating expenses for the Series would have been approximately .97% of the average net assets. See "Annual Fund Expenses" table.

    Taking into account the investment advisory fees and expenses, the gross annual investment return rates of 0%, 6% and 12% on the Funds' assets are equivalent to net annual investment return rates of approximately -.97%, 5.03% and 11.03%, respectively. For individual illustrations, interest rates ranging between 0% and 12% may be selected in place of the 0%, 6% and 12% rates.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the VUL Account in the future. If such tax charges are imposed in the future, then in order to produce after tax returns equal to those illustrated for 0%, 6% and 12%, a sufficiently higher amount in excess of the hypothetical interest rates would have to be earned.

    The second column of each table shows the amount that would accumulate if an amount equal to the premiums paid were invested to earn interest, after taxes, at 5% compounded annually. These tables show that if a policy is returned in its very early years for payment of its cash surrender value, that cash surrender value may be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a policy for a relatively short time may be high.

    On request, we will furnish the policyowner with a comparable illustration based on the age and sex of the proposed insured person(s), standard risk assumptions and the initial face amount and planned premium chosen.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 1 OF 2
                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1
                                               ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        760        810    100,000        810        860    100,000        860        910    100,000
      2      1,000      2,153      1,506      1,540    100,000      1,654      1,687    100,000      1,808      1,841    100,000
      3      1,000      3,310      2,239      2,256    100,000      2,534      2,551    100,000      2,853      2,870    100,000
      4      1,000      4,526      2,958      2,958    100,000      3,450      3,450    100,000      4,004      4,004    100,000
      5      1,000      5,802      3,661      3,661    100,000      4,402      4,402    100,000      5,272      5,272    100,000

      6      1,000      7,142      4,348      4,348    100,000      5,392      5,392    100,000      6,668      6,668    100,000
      7      1,000      8,549      5,017      5,017    100,000      6,420      6,420    100,000      8,203      8,203    100,000
      8      1,000     10,027      5,716      5,716    100,000      7,537      7,537    100,000      9,947      9,947    100,000
      9      1,000     11,578      6,393      6,393    100,000      8,694      8,694    100,000     11,866     11,866    100,000
     10      1,000     13,207      7,046      7,046    100,000      9,890      9,890    100,000     13,975     13,975    100,000

     11      1,000     14,917      7,722      7,722    100,000     11,179     11,179    100,000     16,353     16,353    100,000
     12      1,000     16,713      8,374      8,374    100,000     12,516     12,516    100,000     18,976     18,976    100,000
     13      1,000     18,599      9,003      9,003    100,000     13,902     13,902    100,000     21,870     21,870    100,000
     14      1,000     20,579      9,606      9,606    100,000     15,338     15,338    100,000     25,064     25,064    100,000
     15      1,000     22,657     10,184     10,184    100,000     16,827     16,827    100,000     28,591     28,591    100,000

     16      1,000     24,840     10,734     10,734    100,000     18,370     18,370    100,000     32,489     32,489    100,000
     17      1,000     27,132     11,257     11,257    100,000     19,970     19,970    100,000     36,799     36,799    100,000
     18      1,000     29,539     11,749     11,749    100,000     21,627     21,627    100,000     41,567     41,567    100,000
     19      1,000     32,066     12,210     12,210    100,000     23,344     23,344    100,000     46,838     46,838    106,985
     20      1,000     34,719     12,638     12,638    100,000     25,123     25,123    100,000     52,642     52,642    116,883

   @ 65      1,000     69,761     14,352     14,352    100,000     46,754     46,754    100,000    153,963    153,963    263,847

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 29.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 2 OF 2
                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1
                                               ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

      1      1,000      1,050        569        619    100,000        613        663    100,000        657        707    100,000
      2      1,000      2,153      1,116      1,150    100,000      1,239      1,273    100,000      1,368      1,401    100,000
      3      1,000      3,310      1,639      1,656    100,000      1,876      1,893    100,000      2,135      2,152    100,000
      4      1,000      4,526      2,136      2,136    100,000      2,523      2,523    100,000      2,963      2,963    100,000
      5      1,000      5,802      2,604      2,604    100,000      3,178      3,178    100,000      3,855      3,855    100,000

      6      1,000      7,142      3,043      3,043    100,000      3,838      3,838    100,000      4,816      4,816    100,000
      7      1,000      8,549      3,449      3,449    100,000      4,501      4,501    100,000      5,850      5,850    100,000
      8      1,000     10,027      3,853      3,853    100,000      5,199      5,199    100,000      6,998      6,998    100,000
      9      1,000     11,578      4,222      4,222    100,000      5,898      5,898    100,000      8,236      8,236    100,000
     10      1,000     13,207      4,554      4,554    100,000      6,597      6,597    100,000      9,572      9,572    100,000

     11      1,000     14,917      4,849      4,849    100,000      7,294      7,294    100,000     11,015     11,015    100,000
     12      1,000     16,713      5,104      5,104    100,000      7,988      7,988    100,000     12,576     12,576    100,000
     13      1,000     18,599      5,318      5,318    100,000      8,677      8,677    100,000     14,265     14,265    100,000
     14      1,000     20,579      5,490      5,490    100,000      9,359      9,359    100,000     16,095     16,095    100,000
     15      1,000     22,657      5,616      5,616    100,000     10,029     10,029    100,000     18,081     18,081    100,000

     16      1,000     24,840      5,693      5,693    100,000     10,685     10,685    100,000     20,236     20,236    100,000
     17      1,000     27,132      5,715      5,715    100,000     11,319     11,319    100,000     22,575     22,575    100,000
     18      1,000     29,539      5,675      5,675    100,000     11,924     11,924    100,000     25,114     25,114    100,000
     19      1,000     32,066      5,565      5,565    100,000     12,491     12,491    100,000     27,873     27,873    100,000
     20      1,000     34,719      5,377      5,377    100,000     13,011     13,011    100,000     30,871     30,871    100,000

   @ 65      1,000     69,761         --         --         --     13,416     13,416    100,000     80,839     80,839    138,534

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 29.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 1 OF 2
                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1
                                               ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        787        837    100,000        838        888    100,000        889        939    100,000
      2      1,000      2,153      1,560      1,593    100,000      1,711      1,744    100,000      1,868      1,901    100,000
      3      1,000      3,310      2,316      2,332    100,000      2,618      2,634    100,000      2,945      2,961    100,000
      4      1,000      4,526      3,055      3,055    100,000      3,560      3,560    100,000      4,129      4,129    100,000
      5      1,000      5,802      3,777      3,777    100,000      4,539      4,539    100,000      5,431      5,431    100,000

      6      1,000      7,142      4,481      4,481    100,000      5,553      5,553    100,000      6,863      6,863    100,000
      7      1,000      8,549      5,164      5,164    100,000      6,605      6,605    100,000      8,436      8,436    100,000
      8      1,000     10,027      5,878      5,878    100,000      7,748      7,748    100,000     10,222     10,222    100,000
      9      1,000     11,578      6,571      6,571    100,000      8,933      8,933    100,000     12,188     12,188    100,000
     10      1,000     13,207      7,245      7,245    100,000     10,164     10,164    100,000     14,355     14,355    100,000

     11      1,000     14,917      7,941      7,941    100,000     11,488     11,488    100,000     16,796     16,796    100,000
     12      1,000     16,713      8,619      8,619    100,000     12,868     12,868    100,000     19,494     19,494    100,000
     13      1,000     18,599      9,281      9,281    100,000     14,306     14,306    100,000     22,477     22,477    100,000
     14      1,000     20,579      9,925      9,925    100,000     15,805     15,805    100,000     25,777     25,777    100,000
     15      1,000     22,657     10,553     10,553    100,000     17,368     17,368    100,000     29,429     29,429    100,000

     16      1,000     24,840     11,162     11,162    100,000     18,998     18,998    100,000     33,470     33,470    100,000
     17      1,000     27,132     11,752     11,752    100,000     20,696     20,696    100,000     37,940     37,940    107,100
     18      1,000     29,539     12,323     12,323    100,000     22,466     22,466    100,000     42,869     42,869    117,464
     19      1,000     32,066     12,872     12,872    100,000     24,311     24,311    100,000     48,302     48,302    128,498
     20      1,000     34,719     13,399     13,399    100,000     26,232     26,232    100,000     54,290     54,290    140,261

   @ 65      1,000     69,761     17,135     17,135    100,000     50,558     50,558    100,000    159,949    159,949    311,026

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.


                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 2 OF 2
                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1
                                               ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        615        665    100,000        660        710    100,000        705        755    100,000
      2      1,000      2,153      1,208      1,241    100,000      1,336      1,370    100,000      1,471      1,504    100,000
      3      1,000      3,310      1,779      1,795    100,000      2,029      2,046    100,000      2,301      2,318    100,000
      4      1,000      4,526      2,325      2,325    100,000      2,736      2,736    100,000      3,202      3,202    100,000
      5      1,000      5,802      2,846      2,846    100,000      3,456      3,456    100,000      4,176      4,176    100,000

      6      1,000      7,142      3,338      3,338  100,000        4,188      4,188    100,000      5,231      5,231    100,000
      7      1,000      8,549      3,802      3,802    100,000      4,930      4,930    100,000      6,372      6,372    100,000
      8      1,000     10,027      4,266      4,266    100,000      5,713      5,713    100,000      7,642      7,642    100,000
      9      1,000     11,578      4,702      4,702    100,000      6,510      6,510    100,000      9,022      9,022    100,000
     10      1,000     13,207      5,109      5,109    100,000      7,320      7,320    100,000     10,524     10,524    100,000

     11      1,000     14,917      5,488      5,488    100,000      8,143      8,143    100,000     12,159     12,159    100,000
     12      1,000     16,713      5,839      5,839    100,000      8,981      8,981    100,000     13,943     13,943    100,000
     13      1,000     18,599      6,162      6,162    100,000      9,833      9,833    100,000     15,891     15,891    100,000
     14      1,000     20,579      6,453      6,453    100,000     10,698     10,698    100,000     18,019     18,019    100,000
     15      1,000     22,657      6,713      6,713    100,000     11,575     11,575    100,000     20,345     20,345    100,000

     16      1,000     24,840      6,939      6,939    100,000     12,462     12,462    100,000     22,889     22,889    100,000
     17      1,000     27,132      7,130      7,130    100,000     13,359     13,359    100,000     25,674     25,674    100,000
     18      1,000     29,539      7,282      7,282    100,000     14,264     14,264    100,000     28,725     28,725    100,000
     19      1,000     32,066      7,391      7,391    100,000     15,172     15,172    100,000     32,069     32,069    100,000
     20      1,000     34,719      7,457      7,457    100,000     16,083     16,083    100,000     35,739     35,739    100,000

   @ 65      1,000     69,761      5,399      5,399    100,000     25,254     25,254    100,000     96,470     96,470    187,590

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 1 OF 2
                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2
                                               ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        759        809    100,759        809        859    100,809        859        909    100,859
      2      1,000      2,153      1,504      1,538    101,504      1,652      1,685    101,652      1,805      1,839    101,805
      3      1,000      3,310      2,235      2,252    102,235      2,529      2,546    102,529      2,848      2,864    102,848
      4      1,000      4,526      2,951      2,951    102,951      3,441      3,441    103,441      3,994      3,994    103,994
      5      1,000      5,802      3,650      3,650    103,650      4,389      4,389    104,389      5,255      5,255    105,255

      6      1,000      7,142      4,332      4,332    104,332      5,373      5,373    105,373      6,642      6,642    106,642
      7      1,000      8,549      4,996      4,996    104,996      6,391      6,391    106,391      8,165      8,165    108,165
      8      1,000     10,027      5,687      5,687    105,687      7,497      7,497    107,497      9,892      9,892    109,892
      9      1,000     11,578      6,355      6,355    106,355      8,640      8,640    108,640     11,787     11,787    111,787
     10      1,000     13,207      6,998      6,998    106,998      9,818      9,818    109,818     13,865     13,865    113,865

     11      1,000     14,917      7,663      7,663    107,663     11,087     11,087    111,087     16,209     16,209    116,209
     12      1,000     16,713      8,303      8,303    108,303     12,399     12,399    112,399     18,786     18,786    118,786
     13      1,000     18,599      8,916      8,916    108,916     13,754     13,754    113,754     21,620     21,620    121,620
     14      1,000     20,579      9,501      9,501    109,501     15,153     15,153    115,153     24,738     24,738    124,738
     15      1,000     22,657     10,057     10,057    110,057     16,596     16,596    116,596     28,166     28,166    128,166

     16      1,000     24,840     10,582     10,582    110,582     18,083     18,083    118,083     31,938     31,938    131,938
     17      1,000     27,132     11,076     11,076    111,076     19,614     19,614    119,614     36,089     36,089    136,089
     18      1,000     29,539     11,535     11,535    111,535     21,189     21,189    121,189     40,656     40,656    140,656
     19      1,000     32,066     11,958     11,958    111,958     22,808     22,808    122,808     45,681     45,681    145,681
     20      1,000     34,719     12,342     12,342    112,342     24,469     24,469    124,469     51,211     51,211    151,211

   @ 65      1,000     69,761     13,192     13,192    113,192     42,791     42,791    142,761    148,319    148,319    254,175

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.
<
This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 2 OF 2
                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2
                                               ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        568        618    100,568        611        661    100,611        655        705    100,655
      2      1,000      2,153      1,112      1,145    101,112      1,234      1,268    101,234      1,362      1,396    101,362
      3      1,000      3,310      1,630      1,647    101,630      1,867      1,883    101,867      2,124      2,140    102,124
      4      1,000      4,526      2,121      2,121    102,121      2,506      2,506    102,506      2,942      2,942    102,942
      5      1,000      5,802      2,582      2,582    102,582      3,150      3,150    103,150      3,821      3,821    103,821

      6      1,000      7,142      3,012      3,012    103,012      3,798      3,798    103,798      4,764      4,764    104,764
      7      1,000      8,549      3,407      3,407    103,407      4,443      4,443    104,443      5,773      5,773    105,773
      8      1,000     10,027      3,797      3,797    103,797      5,119      5,119    105,119      6,887      6,887    106,887
      9      1,000     11,578      4,149      4,149    104,149      5,791      5,791    105,791      8,081      8,081    108,081
     10      1,000     13,207      4,463      4,463    104,463      6,458      6,458    106,458      9,361      9,361    109,361

     11      1,000     14,917      4,736      4,736    104,736      7,115      7,115    107,115     10,731     10,731    110,731
     12      1,000     16,713      4,967      4,967    104,967      7,761      7,761    107,761     12,200     12,200    112,200
     13      1,000     18,599      5,154      5,154    105,154      8,393      8,393    108,393     13,774     13,774    113,774
     14      1,000     20,579      5,295      5,295    105,295      9,007      9,007    109,007     15,461     15,461    115,461
     15      1,000     22,657      5,388      5,388    105,388      9,599      9,599    109,599     17,269     17,269    117,269

     16      1,000     24,840      5,429      5,429    105,429     10,163     10,163    110,163     19,205     19,205    119,205
     17      1,000     27,132      5,412      5,412    105,412     10,690     10,690    110,690     21,273     21,273    121,273
     18      1,000     29,539      5,329      5,329    105,329     11,172     11,172    111,172     23,479     23,479    123,479
     19      1,000     32,066      5,173      5,173    105,173     11,596     11,596    111,596     25,827     25,827    125,827
     20      1,000     34,719      4,936      4,936    104,936     11,951     11,951    111,951     28,322     28,322    128,322

   @ 65      1,000     69,761         --         --         --      9,046      9,046    109,046     63,114     63,114    163,114

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 1 OF 2
                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2
                                               ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        787       837     100,787        838        888    100,838        889        939    100,889
      2      1,000      2,153      1,558     1,592     101,558      1,709      1,743    101,709      1,866      1,900    101,866
      3      1,000      3,310      2,313     2,330     102,313      2,614      2,631    102,614      2,941      2,958    102,941
      4      1,000      4,526      3,050     3,050     103,050      3,554      3,554    103,554      4,122      4,122    104,122
      5      1,000      5,802      3,769     3,769     103,769      4,529      4,529    104,529      5,419      5,419    105,419

      6      1,000      7,142      4,468     4,468     104,468      5,538      5,538    105,538      6,843      6,843    106,843
      7      1,000      8,549      5,147     5,147     105,147      6,582      6,582    106,582      8,405      8,405    108,405
      8      1,000     10,027      5,854     5,854     105,854      7,715      7,715    107,715     10,176     10,176    110,176
      9      1,000     11,578      6,539     6,539     106,539      8,887      8,887    108,887     12,122     12,122    112,122
     10      1,000     13,207      7,204     7,204     107,204     10,102     10,102    110,102     14,262     14,262    114,262

     11      1,000     14,917      7,890     7,890     107,890     11,410     11,410    111,410     16,673     16,673    116,673
     12      1,000     16,713      8,558     8,558     108,558     12,769     12,769    112,769     19,333     19,333    119,333
     13      1,000     18,599      9,207     9,207     109,207     14,182     14,182    114,182     22,268     22,268    122,268
     14      1,000     20,579      9,838     9,838     109,838     15,652     15,652    115,652     25,507     25,507    125,507
     15      1,000     22,657     10,449    10,449     110,449     17,180     17,180    117,180     29,082     29,082    129,082

     16      1,000     24,840     11,040    11,040     111,040     18,767     18,767    118,767     33,027     33,027    133,027
     17      1,000     27,132     11,609    11,609     111,609     20,415     20,415    120,415     37,381     37,381    137,381
     18      1,000     29,539     12,156    12,156     112,156     22,126     22,126    122,126     42,188     42,188    142,188
     19      1,000     32,066     12,679    12,679     112,679     23,900     23,900    123,900     47,492     47,492    147,492
     20      1,000     34,719     13,175    13,175     113,175     25,738     25,738    125,738     53,345     53,345    153,345

   @ 65      1,000     69,761     16,323    16,323     116,323     47,870     47,870    147,870    157,271    157,271    305,820

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 35.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 2 OF 2
                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2
                                               ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

      1      1,000      1,050        613        663    100,613        658        708    100,658        704        754    100,704
      2      1,000      2,153      1,204      1,238    101,204      1,332      1,366    101,332      1,466      1,500    101,466
      3      1,000      3,310      1,771      1,788    101,771      2,021      2,037    102,021      2,292      2,309    102,292
      4      1,000      4,526      2,313      2,313    102,313      2,722      2,722    102,722      3,184      3,184    103,184
      5      1,000      5,802      2,827      2,827    102,827      3,433      3,433    103,433      4,148      4,148    104,148

      6      1,000      7,142      3,311      3,311    103,311      4,153      4,153    104,153      5,186      5,186    105,186
      7      1,000      8,549      3,765      3,765    103,765      4,880      4,880    104,880      6,306      6,306    106,306
      8      1,000     10,027      4,217      4,217    104,217      5,645      5,645    105,645      7,547      7,547    107,547
      9      1,000     11,578      4,639      4,639    104,639      6,418      6,418    106,418      8,889      8,889    108,889
     10      1,000     13,207      5,030      5,030    105,030      7,199      7,199    107,199     10,341     10,341    110,341

     11      1,000     14,917      5,390      5,390    105,390      7,988      7,988    107,988     11,914     11,914    111,914
     12      1,000     16,713      5,720      5,720    105,720      8,784      8,784    108,784     13,620     13,620    113,620
     13      1,000     18,599      6,018      6,018    106,018      9,587      9,587    109,587     15,470     15,470    115,470
     14      1,000     20,579      6,284      6,284    106,284     10,395     10,395    110,395     17,477     17,477    117,477
     15      1,000     22,657      6,515      6,515    106,515     11,205     11,205    111,205     19,653     19,653    119,653

     16      1,000     24,840      6,708      6,708    106,708     12,014     12,014    112,014     22,013     22,013    122,013
     17      1,000     27,132      6,864      6,864    106,864     12,820     12,820    112,820     24,573     24,573    124,573
     18      1,000     29,539      6,978      6,978    106,978     13,620     13,620    113,620     27,348     27,348    127,348
     19      1,000     32,066      7,045      7,045    107,045     14,406     14,406    114,406     30,355     30,355    130,355
     20      1,000     34,719      7,066      7,066    107,066     15,178     15,178    115,178     33,614     33,614    133,614

   @ 65      1,000     69,761      4,440      4,440    104,440     21,439     21,439    121,439     86,682     86,682    186,682

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 35.

<Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 1 OF 2
                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3
                                               ASSUMING CURRENT CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        759        809    101,000        809        859    101,000        859        909    101,000
      2      1,000      2,153      1,504      1,537    102,000      1,652      1,685    102,000      1,805      1,838    102,000
      3      1,000      3,310      2,234      2,251    103,000      2,528      2,545    103,000      2,847      2,864    103,000
      4      1,000      4,526      2,949      2,949    104,000      3,440      3,440    104,000      3,993      3,993    104,000
      5      1,000      5,802      3,647      3,647    105,000      4,387      4,387    105,000      5,255      5,255    105,000

      6      1,000      7,142      4,328      4,328    106,000      5,370      5,370    106,000      6,642      6,642    106,000
      7      1,000      8,549      4,989      4,989    107,000      6,387      6,387    107,000      8,166      8,166    107,000
      8      1,000     10,027      5,677      5,677    108,000      7,492      7,492    108,000      9,895      9,895    108,000
      9      1,000     11,578      6,342      6,342    109,000      8,634      8,634    109,000     11,794     11,794    109,000
     10      1,000     13,207      6,980      6,980    110,000      9,811      9,811    110,000     13,878     13,878    110,000

     11      1,000     14,917      7,641      7,641    111,000     11,080     11,080    111,000     16,229     16,229    111,000
     12      1,000     16,713      8,275      8,275    112,000     12,392     12,392    112,000     18,819     18,819    112,000
     13      1,000     18,599      8,882      8,882    113,000     13,748     13,748    113,000     21,671     21,671    113,000
     14      1,000     20,579      9,459      9,459    114,000     15,148     15,148    114,000     24,814     24,814    114,000
     15      1,000     22,657     10,005     10,005    115,000     16,594     16,594    115,000     28,278     28,278    115,000

     16      1,000     24,840     10,518     10,518    116,000     18,085     18,085    116,000     32,100     32,100    116,000
     17      1,000     27,132     10,997     10,997    117,000     19,623     19,623    117,000     36,318     36,318    117,000
     18      1,000     29,539     11,438     11,438    118,000     21,207     21,207    118,000     40,976     40,976    118,000
     19      1,000     32,066     11,840     11,840    119,000     22,838     22,838    119,000     46,122     46,122    119,000
     20      1,000     34,719     12,199     12,199    120,000     24,516     24,516    120,000     51,811     51,811    120,000

   @ 65      1,000     69,761     12,263     12,263    130,000     43,589     43,589    130,000    151,763    151,763    260,076

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 26.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 2 OF 2
                                                                                                            FACE AMOUNT: $100,000
MALE 35 ADVANTAGE--GUARANTEED ISSUE                                                                INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3
                                               ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        567        617    101,000        611        661    101,000        655        705    101,000
      2      1,000      2,153      1,110      1,143    102,000      1,232      1,266    102,000      1,361      1,394    102,000
      3      1,000      3,310      1,626      1,642    103,000      1,862      1,879    103,000      2,120      2,136    103,000
      4      1,000      4,526      2,112      2,112    104,000      2,498      2,498    104,000      2,935      2,935    104,000
      5      1,000      5,802      2,567      2,567    105,000      3,137      3,137    105,000      3,810      3,810    105,000

      6      1,000      7,142      2,989      2,989    106,000      3,777      3,777    106,000      4,747      4,747    106,000
      7      1,000      8,549      3,373      3,373    107,000      4,414      4,414    107,000      5,750      5,750    107,000
      8      1,000     10,027      3,750      3,750    108,000      5,079      5,079    108,000      6,857      6,857    108,000
      9      1,000     11,578      4,086      4,086    109,000      5,736      5,736    109,000      8,044      8,044    109,000
     10      1,000     13,207      4,379      4,379    110,000      6,386      6,386    110,000      9,316      9,316    110,000

     11      1,000     14,917      4,626      4,626    111,000      7,022      7,022    111,000     10,679     10,679    111,000
     12      1,000     16,713      4,826      4,826    112,000      7,643      7,643    112,000     12,141     12,141    112,000
     13      1,000     18,599      4,975      4,975    113,000      8,245      8,245    113,000     13,711     13,711    113,000
     14      1,000     20,579      5,072      5,072    114,000      8,824      8,824    114,000     15,399     15,399    114,000
     15      1,000     22,657      5,111      5,111    115,000      9,374      9,374    115,000     17,211     17,211    115,000

     16      1,000     24,840      5,088      5,088    116,000      9,889      9,889    116,000     19,159     19,159    116,000
     17      1,000     27,132      4,994      4,994    117,000     10,357     10,357    117,000     21,250     21,250    117,000
     18      1,000     29,539      4,820      4,820    118,000     10,768     10,768    118,000     23,494     23,494    118,000
     19      1,000     32,066      4,554      4,554    119,000     11,109     11,109    119,000     25,900     25,900    119,000
     20      1,000     34,719      4,186      4,186    120,000     11,363     11,363    120,000     28,477     28,477    120,000

   @ 65      1,000     69,761         --         --         --      5,182      5,182    130,000     68,663     68,663    130,000

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 26.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 1 OF 2
                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3
                                               ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        787        837    101,000        838        888    101,000        889        939    101,000
      2      1,000      2,153      1,558      1,591    102,000      1,709      1,742    102,000      1,866      1,900    102,000
      3      1,000      3,310      2,312      2,329    103,000      2,614      2,631    103,000      2,941      2,957    103,000
      4      1,000      4,526      3,049      3,049    104,000      3,553      3,553    104,000      4,121      4,121    104,000
      5      1,000      5,802      3,767      3,767    105,000      4,527      4,527    105,000      5,419      5,419    105,000

      6      1,000      7,142      4,465      4,465    106,000      5,536      5,536    106,000      6,843      6,843    106,000
      7      1,000      8,549      5,142      5,142    107,000      6,580      6,580    107,000      8,407      8,407    107,000
      8      1,000     10,027      5,847      5,847    108,000      7,712      7,712    108,000     10,180     10,180    108,000
      9      1,000     11,578      6,529      6,529    109,000      8,884      8,884    109,000     12,130     12,130    109,000
     10      1,000     13,207      7,190      7,190    110,000     10,098     10,098    110,000     14,275     14,275    110,000

     11      1,000     14,917      7,873      7,873    111,000     11,406     11,406    111,000     16,694     16,694    111,000
     12      1,000     16,713      8,537      8,537    112,000     12,766     12,766    112,000     19,365     19,365    112,000
     13      1,000     18,599      9,182      9,182    113,000     14,181     14,181    113,000     22,316     22,316    113,000
     14      1,000     20,579      9,806      9,806    114,000     15,652     15,652    114,000     25,576     25,576    114,000
     15      1,000     22,657     10,411     10,411    115,000     17,183     17,183    115,000     29,180     29,180    115,000

     16      1,000     24,840     10,994     10,994    116,000     18,774     18,774    116,000     33,164     33,164    116,000
     17      1,000     27,132     11,554     11,554    117,000     20,429     20,429    117,000     37,570     37,570    117,000
     18      1,000     29,539     12,090     12,090    118,000     22,148     22,148    118,000     42,445     42,445    118,000
     19      1,000     32,066     12,600     12,600    119,000     23,933     23,933    119,000     47,833     47,833    127,248
     20      1,000     34,719     13,081     13,081    120,000     25,786     25,786    120,000     53,772     53,772    138,921

   @ 65      1,000     69,761     15,834     15,834    130,000     48,525     48,525    130,000    158,577    158,577    308,359

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 32.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                          PHOENIX LIFE AND ANNUITY COMPANY                                            PAGE 2 OF 2
                                                                                                            FACE AMOUNT: $100,000
FEMALE 35 ADVANTAGE--GUARANTEED ISSUE                                                              INITIAL ANNUAL PREMIUM: $1,000

              PHOENIX EXECUTIVE BENEFIT VUL--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3
                                               ASSUMING GUARANTEED CHARGES

                                             CASH                             CASH                             CASH
         ASSUMED     PREMIUM     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
         PREMIUM     ACCUM.       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR    PAYMENTS    @ 5.0%       @ 0%       @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
-------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      1      1,000      1,050        613        663    101,000        658        708    101,000        703        753    101,000
      2      1,000      2,153      1,203      1,236    102,000      1,331      1,364    102,000      1,465      1,498    102,000
      3      1,000      3,310      1,768      1,785    103,000      2,018      2,034    103,000      2,289      2,306    103,000
      4      1,000      4,526      2,307      2,307    104,000      2,716      2,716    104,000      3,180      3,180    104,000
      5      1,000      5,802      2,816      2,816    105,000      3,424      3,424    105,000      4,140      4,140    105,000

      6      1,000      7,142      3,295      3,295    106,000      4,139      4,139    106,000      5,176      5,176    106,000
      7      1,000      8,549      3,741      3,741    107,000      4,860      4,860    107,000      6,292      6,292    107,000
      8      1,000     10,027      4,184      4,184    108,000      5,617      5,617    108,000      7,530      7,530    108,000
      9      1,000     11,578      4,593      4,593    109,000      6,381      6,381    109,000      8,869      8,869    109,000
     10      1,000     13,207      4,970      4,970    110,000      7,151      7,151    110,000     10,320     10,320    110,000

     11      1,000     14,917      5,312      5,312    111,000      7,927      7,927    111,000     11,893     11,893    111,000
     12      1,000     16,713      5,620      5,620    112,000      8,709      8,709    112,000     13,601     13,601    112,000
     13      1,000     18,599      5,894      5,894    113,000      9,495      9,495    113,000     15,457     15,457    113,000
     14      1,000     20,579      6,129      6,129    114,000     10,282     10,282    114,000     17,475     17,475    114,000
     15      1,000     22,657      6,325      6,325    115,000     11,069     11,069    115,000     19,671     19,671    115,000

     16      1,000     24,840      6,478      6,478    116,000     11,852     11,852    116,000     22,060     22,060    116,000
     17      1,000     27,132      6,585      6,585    117,000     12,629     12,629    117,000     24,662     24,662    117,000
     18      1,000     29,539      6,643      6,643    118,000     13,394     13,394    118,000     27,497     27,497    118,000
     19      1,000     32,066      6,644      6,644    119,000     14,141     14,141    119,000     30,585     30,585    119,000
     20      1,000     34,719      6,587      6,587    120,000     14,868     14,868    120,000     33,956     33,956    120,000

   @ 65      1,000     69,761      2,194      2,194    130,000     20,143     20,143    130,000     91,022     91,022    176,996

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 32.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.37% (includes average fund operating expenses of .97% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.